First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 6.1%
65,788	Alaska Air Group, Inc.	$2,139,426
24,812	Copa Holdings S.A., Class A	1,096,938
65,654	Delta Air Lines, Inc.	1,701,095
209,283	JetBlue Airways Corp. (a)	2,038,416
40,397	Southwest Airlines Co.	1,262,406
59,366	United Airlines Holdings, Inc. (a)	1,756,046
		9,994,327

	Auto Components — 4.3%
14,604	Aptiv PLC	1,015,708
59,031	BorgWarner, Inc.	1,686,516
50,717	Gentex Corp.	1,229,380
193,100	Goodyear Tire & Rubber (The) Co.	1,384,527
17,704	Lear Corp.	1,728,796
		7,044,927

	Automobiles — 5.3%
232,683	Ford Motor Co.	1,184,356
69,228	General Motors Co.	1,543,092
59,366	Harley-Davidson, Inc.	1,295,960
3,576	Tesla, Inc. (a)	2,796,003
26,645	Thor Industries, Inc.	1,763,899
		8,583,310

	Building Products — 0.3%
8,315	Fortune Brands Home & Security, Inc.	400,783

	Commercial Services & Supplies — 2.1%
16,400	Copart, Inc. (a)	1,313,804
59,941	KAR Auction Services, Inc.	897,916
31,098	Rollins, Inc.	1,243,920
		3,455,640

	Distributors — 2.1%
5,341	Genuine Parts Co.	423,435
54,796	LKQ Corp. (a)	1,432,915
7,310	Pool Corp.	1,547,235
		3,403,585

	Diversified Consumer Services — 2.8%
5,493	Graham Holdings Co., Class B	2,142,325
9,431	Grand Canyon Education, Inc. (a)	811,255
51,084	H&R Block, Inc.	850,548
18,389	Service Corp. International	675,612
		4,479,740

	Electronic Equipment, Instruments & Components — 0.5%
13,269	Dolby Laboratories, Inc., Class A	796,538

	Entertainment — 7.2%
12,094	Activision Blizzard, Inc.	770,751
141,170	Cinemark Holdings, Inc.	2,015,908

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
11,221	Electronic Arts, Inc. (a)	$1,282,111
7,910	Live Nation Entertainment, Inc. (a)	354,922
3,829	Netflix, Inc. (a)	1,607,606
11,843	Spotify Technology S.A. (a)	1,795,043
12,128	Take-Two Interactive Software, Inc. (a)	1,468,094
3,720	Walt Disney (The) Co.	402,318
273,443	Zynga, Inc., Class A (a)	2,061,760
		11,758,513

	Food & Staples Retailing — 1.2%
6,572	Costco Wholesale Corp.	1,991,316

	Hotels, Restaurants & Leisure — 15.8%
36,015	Aramark	983,570
142,220	Carnival Corp. (b)	2,261,298
1,100	Chipotle Mexican Grill, Inc. (a)	966,405
4,438	Domino’s Pizza, Inc.	1,606,245
196,787	Extended Stay America, Inc.	2,139,075
71,264	Hilton Grand Vacations, Inc. (a)	1,468,038
39,104	Hyatt Hotels Corp., Class A	2,199,991
188,881	International Game Technology PLC (b)	1,424,163
8,464	Las Vegas Sands Corp.	406,441
158,738	MGM Resorts International	2,671,561
170,903	Norwegian Cruise Line Holdings Ltd. (a)	2,802,809
7,382	Planet Fitness, Inc., Class A (a)	445,356
58,226	Royal Caribbean Cruises Ltd.	2,723,230
28,677	Six Flags Entertainment Corp.	573,827
5,473	Starbucks Corp.	419,943
2,431	Vail Resorts, Inc.	415,701
24,169	Wendy’s (The) Co.	479,996
16,575	Wyndham Destinations, Inc.	423,823
26,365	Yum China Holdings, Inc.	1,277,648
		25,689,120

	Household Durables — 8.7%
42,312	D.R. Horton, Inc.	1,997,973
9,595	Garmin Ltd.	778,730
26,961	Leggett & Platt, Inc.	947,140
37,661	Lennar Corp., Class A	1,885,686
24,569	Mohawk Industries, Inc. (a)	2,155,193
143	NVR, Inc. (a)	443,300
64,451	PulteGroup, Inc.	1,822,030
97,302	Toll Brothers, Inc.	2,337,194
16,768	Whirlpool Corp.	1,873,656
		14,240,902

	Interactive Media & Services — 0.3%
20,680	TripAdvisor, Inc.	412,980

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 2.7%
958	Amazon.com, Inc. (a)	$2,370,092
11,963	eBay, Inc.	476,486
9,356	Etsy, Inc. (a)	606,924
12,784	Expedia Group, Inc.	907,408
		4,360,910

	IT Services — 0.8%
189,522	Sabre Corp.	1,377,825

	Leisure Products — 1.0%
23,339	Polaris, Inc.	1,655,435

	Machinery — 0.7%
8,322	WABCO Holdings, Inc. (a)	1,118,310

	Media — 6.8%
74,002	Discovery, Inc., Class A (a)	1,659,125
60,877	Fox Corp., Class A	1,574,888
22,216	Interpublic Group of (The) Cos., Inc.	377,228
19,184	John Wiley & Sons, Inc., Class A	720,359
36,594	New York Times (The) Co., Class A	1,190,037
40,068	News Corp., Class A	397,074
12,458	Nexstar Media Group, Inc., Class A	872,558
6,552	Omnicom Group, Inc.	373,660
44,729	Sinclair Broadcast Group, Inc., Class A	789,467
145,598	Sirius XM Holdings, Inc. (b)	860,484
133,700	ViacomCBS, Inc., Class B	2,307,662
		11,122,542

	Multiline Retail — 4.2%
4,898	Dollar Tree, Inc. (a)	390,224
128,380	Kohl’s Corp.	2,369,895
381,486	Macy’s, Inc. (b)	2,235,508
7,763	Ollie’s Bargain Outlet Holdings, Inc. (a)	527,185
12,089	Target Corp.	1,326,647
		6,849,459

	Personal Products — 0.5%
4,511	Estee Lauder (The) Cos., Inc., Class A	795,741

	Road & Rail — 0.4%
2,476	AMERCO	693,602

	Software — 1.8%
52,962	2U, Inc. (a)	1,257,847
5,822	Trade Desk (The), Inc., Class A (a)	1,703,401
		2,961,248

	Specialty Retail — 14.3%
3,853	Advance Auto Parts, Inc.	465,866
51,265	AutoNation, Inc. (a)	1,909,109

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
427	AutoZone, Inc. (a)	$435,677
12,622	Best Buy Co., Inc.	968,486
4,538	Burlington Stores, Inc. (a)	829,047
6,682	CarMax, Inc. (a)	492,129
20,401	Carvana Co. (a) (b)	1,634,324
67,667	Dick’s Sporting Goods, Inc.	1,988,733
11,209	Floor & Decor Holdings, Inc., Class A (a)	475,262
84,947	Foot Locker, Inc.	2,177,192
204,336	Gap (The), Inc.	1,659,208
3,852	Home Depot (The), Inc.	846,785
4,181	Lowe’s Cos., Inc.	437,960
51,376	Penske Automotive Group, Inc.	1,848,508
8,267	Ross Stores, Inc.	755,273
15,044	TJX (The) Cos., Inc.	737,908
17,013	Tractor Supply Co.	1,725,629
131,535	Urban Outfitters, Inc. (a)	2,280,817
26,431	Williams-Sonoma, Inc.	1,634,493
		23,302,406

	Textiles, Apparel & Luxury Goods — 10.1%
173,596	Capri Holdings Ltd. (a)	2,647,339
10,939	Carter’s, Inc.	855,430
10,310	Columbia Sportswear Co.	751,496
182,789	Hanesbrands, Inc.	1,816,923
7,587	Lululemon Athletica, Inc. (a)	1,695,543
13,585	NIKE, Inc., Class B	1,184,340
49,760	PVH Corp.	2,449,685
21,528	Ralph Lauren Corp.	1,588,336
47,341	Skechers U.S.A., Inc., Class A (a)	1,334,069
144,640	Tapestry, Inc.	2,152,243
		16,475,404
	Total Common Stocks — 100.0%	162,964,563
	(Cost $198,908,836)

	Money Market Funds — 4.8%
7,593,203	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	7,593,203
238,192	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	238,192
	Total Money Market Funds — 4.8%	7,831,395
	(Cost $7,831,395)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Description	Value

Total Investments — 104.8%	$170,795,958
(Cost $206,740,231) (e)
Net Other Assets and Liabilities — (4.8)%	(7,788,968)
Net Assets — 100.0%	$163,006,990

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $7,135,292 and the total value of the collateral held by the Fund is $7,593,203.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,289,882 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $48,234,155. The net unrealized depreciation was $35,944,273.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$162,964,563	$—	$—
Money Market Funds	7,831,395	—	—
Total Investments	$170,795,958	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Beverages — 13.1%
66,986	Brown-Forman Corp., Class B	$4,166,529
126,052	Coca-Cola (The) Co.	5,784,526
142,982	Molson Coors Beverage Co., Class B	5,863,692
132,190	Monster Beverage Corp. (a)	8,170,664
61,924	PepsiCo, Inc.	8,191,926
		32,177,337

	Food & Staples Retailing — 16.8%
70,165	Casey’s General Stores, Inc.	10,623,683
123,456	Kroger (The) Co.	3,902,444
500,067	Sprouts Farmers Market, Inc. (a)	10,391,392
524,916	US Foods Holding Corp. (a)	11,285,694
121,917	Walgreens Boots Alliance, Inc.	5,277,787
		41,481,000

	Food Products — 38.9%
158,548	Archer-Daniels-Midland Co.	5,888,473
201,391	Campbell Soup Co.	10,065,522
126,739	Conagra Brands, Inc.	4,238,152
90,606	Flowers Foods, Inc.	2,018,702
70,467	General Mills, Inc.	4,220,269
56,129	Hershey (The) Co.	7,433,163
39,863	Hormel Foods Corp.	1,867,582
98,502	Ingredion, Inc.	7,998,362
33,501	J.M. Smucker (The) Co.	3,849,600
123,971	Kellogg Co.	8,120,100
225,454	Kraft Heinz (The) Co.	6,838,020
65,123	Lamb Weston Holdings, Inc.	3,995,947
26,332	McCormick & Co., Inc.	4,129,911
37,124	Mondelez International, Inc., Class A	1,909,659
410,432	Pilgrim’s Pride Corp. (a)	9,029,504
22,409	Post Holdings, Inc. (a)	2,058,267
84,225	TreeHouse Foods, Inc. (a)	4,356,959
128,513	Tyson Foods, Inc., Class A	7,992,223
		96,010,415

	Health Care Providers & Services — 10.1%
105,042	AmerisourceBergen Corp.	9,418,066
94,012	CVS Health Corp.	5,786,438
68,728	McKesson Corp.	9,707,830
		24,912,334

	Household Products — 9.0%
86,908	Church & Dwight Co., Inc.	6,082,691
42,927	Clorox (The) Co.	8,003,310
14,540	Kimberly-Clark Corp.	2,013,499
50,707	Procter & Gamble (The) Co.	5,976,834
		22,076,334

	Multiline Retail — 4.4%
61,562	Dollar General Corp.	10,791,819

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 6.0%
63,759	Herbalife Nutrition Ltd. (a)	$2,381,399
425,458	Nu Skin Enterprises, Inc., Class A	12,427,628
		14,809,027

	Tobacco — 1.5%
48,079	Altria Group, Inc.	1,887,101
25,484	Philip Morris International, Inc.	1,901,106
		3,788,207
	Total Common Stocks — 99.8%	246,046,473
	(Cost $250,303,297)

	Money Market Funds — 0.2%
571,546	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -0.07% (b)	571,546
	(Cost $571,546)

	Total Investments — 100.0%	246,618,019
	(Cost $250,874,843) (c)
	Net Other Assets and Liabilities — (0.0)%	(82,152)
	Net Assets — 100.0%	$246,535,867

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,107,265 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,364,089. The net unrealized depreciation was $4,256,824.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$246,046,473	$—	$—
Money Market Funds	571,546	—	—
Total Investments	$246,618,019	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Chemicals — 0.7%
28,637	Valvoline, Inc.	$492,270

	Energy Equipment & Services — 9.3%
260,832	Apergy Corp. (a) (b)	2,402,263
71,414	Baker Hughes Co.	996,225
54,729	Halliburton Co.	574,654
47,917	Helmerich & Payne, Inc.	947,319
478,640	Patterson-UTI Energy, Inc.	1,766,182
		6,686,643

	Oil, Gas & Consumable Fuels — 89.4%
1,577,800	Antero Resources Corp. (a) (b)	4,701,844
65,429	Cabot Oil & Gas Corp.	1,414,575
11,190	Cheniere Energy, Inc. (b)	522,461
32,565	Chesapeake Energy Corp. (a) (b)	569,888
10,343	Chevron Corp.	951,556
44,558	Cimarex Energy Co.	1,132,664
8,746	Concho Resources, Inc.	496,073
60,867	ConocoPhillips	2,562,501
245,374	Continental Resources, Inc. (a)	4,021,680
162,782	Devon Energy Corp.	2,029,892
57,247	Diamondback Energy, Inc.	2,492,534
52,191	EOG Resources, Inc.	2,479,594
106,070	EQT Corp.	1,547,561
39,497	Exxon Mobil Corp.	1,835,426
11,252	Hess Corp.	547,297
76,487	HollyFrontier Corp.	2,527,131
53,876	Kinder Morgan, Inc.	820,531
1,255,936	Kosmos Energy Ltd.	2,072,294
569,813	Marathon Oil Corp.	3,487,256
79,370	Marathon Petroleum Corp.	2,546,190
244,657	Murphy Oil Corp.	2,901,632
124,156	Noble Energy, Inc.	1,217,970
64,751	Occidental Petroleum Corp.	1,074,867
51,570	ONEOK, Inc.	1,543,490
261,741	Parsley Energy, Inc., Class A	2,473,452
264,782	PBF Energy, Inc., Class A	3,018,515
27,949	Phillips 66	2,045,028
21,381	Pioneer Natural Resources Co.	1,909,537
164,441	Range Resources Corp. (a)	958,691
162,782	Targa Resources Corp.	2,109,655
33,060	Valero Energy Corp.	2,094,351
26,500	Williams (The) Cos., Inc.	513,305
614,650	WPX Energy, Inc. (b)	3,767,805
		64,387,246

	Semiconductors & Semiconductor Equipment — 0.6%
10,407	First Solar, Inc. (b)	458,012
	Total Common Stocks — 100.0%	72,024,171
	(Cost $100,007,675)

Shares	Description	Value

	Money Market Funds — 15.1%
10,832,583	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	$10,832,583
43,536	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	43,536
	Total Money Market Funds — 15.1%	10,876,119
	(Cost $10,876,119)

	Total Investments — 115.1%	82,900,290
	(Cost $110,883,794) (e)
	Net Other Assets and Liabilities — (15.1)%	(10,852,724)
	Net Assets — 100.0%	$72,047,566

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $10,429,349 and the total value of the collateral held by the Fund is $10,832,583.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,125,382 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,108,886. The net unrealized depreciation was $27,983,504.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$72,024,171	$—	$—
Money Market Funds	10,876,119	—	—
Total Investments	$82,900,290	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Banks — 29.6%
245,804	Associated Banc-Corp.	$3,475,669
74,033	Bank of America Corp.	1,780,494
376,527	Bank OZK	8,517,041
264,185	BankUnited, Inc.	5,233,505
116,093	BOK Financial Corp.	6,012,456
477,047	CIT Group, Inc.	9,054,352
117,289	Citigroup, Inc.	5,695,554
262,634	Citizens Financial Group, Inc.	5,880,375
214,304	Comerica, Inc.	7,470,637
28,179	Cullen/Frost Bankers, Inc.	2,024,943
191,927	East West Bancorp, Inc.	6,730,880
670,348	F.N.B. Corp.	5,423,115
423,423	Fifth Third Bancorp	7,913,776
4,713	First Citizens BancShares, Inc., Class A	1,800,366
95,100	First Hawaiian, Inc.	1,672,809
612,950	First Horizon National Corp.	5,565,586
19,118	First Republic Bank	1,993,816
382,921	Huntington Bancshares, Inc.	3,538,190
303,177	KeyCorp	3,532,012
30,385	M&T Bank Corp.	3,405,551
350,898	PacWest Bancorp	7,102,175
142,269	People’s United Financial, Inc.	1,805,394
83,737	Pinnacle Financial Partners, Inc.	3,370,414
16,418	PNC Financial Services Group (The), Inc.	1,751,308
141,156	Popular, Inc.	5,447,210
350,480	Regions Financial Corp.	3,767,660
19,565	Signature Bank	2,096,977
601,693	Sterling Bancorp	7,418,875
10,420	SVB Financial Group (a)	2,012,831
281,349	Synovus Financial Corp.	5,911,142
138,745	TCF Financial Corp.	4,119,339
283,611	Texas Capital Bancshares, Inc. (a)	7,878,714
288,422	Umpqua Holdings Corp.	3,612,486
137,291	Webster Financial Corp.	3,878,471
109,539	Wells Fargo & Co.	3,182,108
51,350	Western Alliance Bancorp	1,842,438
95,685	Wintrust Financial Corp.	4,009,201
184,608	Zions Bancorp N.A.	5,835,459
		171,763,329

	Capital Markets — 18.6%
93,362	Bank of New York Mellon (The) Corp.	3,504,810
97,486	Eaton Vance Corp.	3,577,736
178,754	Evercore, Inc., Class A	9,223,706
18,955	FactSet Research Systems, Inc.	5,212,625
493,359	Franklin Resources, Inc.	9,294,884
10,167	Goldman Sachs Group (The), Inc.	1,864,831
114,440	Interactive Brokers Group, Inc., Class A	4,692,040
19,471	Intercontinental Exchange, Inc.	1,741,681
692,484	Invesco Ltd.	5,969,212

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
537,477	Janus Henderson Group PLC	$9,620,838
18,906	MarketAxess Holdings, Inc.	8,602,419
29,740	Moody’s Corp.	7,253,586
92,456	Morgan Stanley	3,645,540
13,518	Morningstar, Inc.	2,108,267
28,487	MSCI, Inc.	9,315,249
24,882	Raymond James Financial, Inc.	1,640,222
20,146	S&P Global, Inc.	5,900,361
33,920	SEI Investments Co.	1,728,563
29,504	State Street Corp.	1,859,932
32,209	T. Rowe Price Group, Inc.	3,724,327
301,998	Virtu Financial, Inc., Class A	7,057,693
		107,538,522

	Consumer Finance — 8.7%
435,761	Ally Financial, Inc.	7,142,123
24,581	Credit Acceptance Corp. (a) (b)	7,658,702
176,293	Discover Financial Services	7,575,310
651,767	Navient Corp.	4,966,465
430,649	OneMain Holdings, Inc.	10,426,012
591,942	Santander Consumer USA Holdings, Inc. (b)	9,228,376
437,247	SLM Corp.	3,646,640
		50,643,628

	Diversified Financial Services — 3.2%
45,032	Berkshire Hathaway, Inc., Class B (a)	8,437,195
602,342	Jefferies Financial Group, Inc.	8,264,132
38,763	Voya Financial, Inc.	1,750,925
		18,452,252

	Insurance — 31.7%
45,898	Aflac, Inc.	1,709,242
5,683	Alleghany Corp.	3,033,074
53,860	Allstate (The) Corp.	5,478,639
22,439	American Financial Group, Inc.	1,486,359
259,278	American International Group, Inc.	6,593,440
173,589	Arch Capital Group Ltd. (a)	4,171,344
60,610	Arthur J. Gallagher & Co.	4,757,885
243,798	Assured Guaranty Ltd.	7,248,115
331,751	Athene Holding Ltd., Class A (a)	8,957,277
227,325	Brown & Brown, Inc.	8,163,241
109,133	Cincinnati Financial Corp.	7,180,951
50,657	CNA Financial Corp.	1,599,748
25,673	Everest Re Group Ltd.	4,444,766
330,963	Fidelity National Financial, Inc.	8,952,549
194,164	First American Financial Corp.	8,954,844
17,347	Hanover Insurance Group (The), Inc.	1,741,292
178,425	Hartford Financial Services Group (The), Inc.	6,778,366
110,727	Kemper Corp.	7,443,069
119,459	Lincoln National Corp.	4,237,211

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
6,775	Markel Corp. (a)	$5,866,066
36,362	Marsh & McLennan Cos., Inc.	3,539,113
154,429	Mercury General Corp.	6,325,412
161,618	MetLife, Inc.	5,831,177
539,947	Old Republic International Corp.	8,612,155
100,311	Principal Financial Group, Inc.	3,652,323
111,509	Progressive (The) Corp.	8,619,646
94,766	Prudential Financial, Inc.	5,910,555
58,719	Reinsurance Group of America, Inc.	6,146,705
42,104	RenaissanceRe Holdings Ltd.	6,147,605
15,810	Travelers (The) Cos., Inc.	1,600,130
548,573	Unum Group	9,572,599
9,037	White Mountains Insurance Group Ltd.	8,793,001
		183,547,899

	Mortgage Real Estate Investment Trusts — 5.8%
690,958	Chimera Investment Corp. (b)	5,368,743
5,312,293	MFA Financial, Inc.	9,296,513
1,255,045	New Residential Investment Corp.	7,643,224
306,737	Starwood Property Trust, Inc.	3,969,177
1,650,338	Two Harbors Investment Corp.	7,542,045
		33,819,702

	Professional Services — 0.6%
52,400	IHS Markit Ltd.	3,526,520

	Thrifts & Mortgage Finance — 1.6%
1,296,687	MGIC Investment Corp.	9,478,782
	Total Common Stocks — 99.8%	578,770,634
	(Cost $700,152,001)

	Money Market Funds — 2.7%
14,163,690	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	14,163,690
1,493,199	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	1,493,199
	Total Money Market Funds — 2.7%	15,656,889
	(Cost $15,656,889)

	Total Investments — 102.5%	594,427,523
	(Cost $715,808,890) (e)
	Net Other Assets and Liabilities — (2.5)%	(14,647,491)
	Net Assets — 100.0%	$579,780,032

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $12,871,666 and the total value of the collateral held by the Fund is $14,163,690.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,334,885 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $135,716,252. The net unrealized depreciation was $121,381,367.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$578,770,634	$—	$—
Money Market Funds	15,656,889	—	—
Total Investments	$594,427,523	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Biotechnology — 24.9%
173,016	AbbVie, Inc.	$14,221,915
185,774	Agios Pharmaceuticals, Inc. (a)	7,642,742
293,625	Alexion Pharmaceuticals, Inc. (a)	31,555,879
324,389	Alnylam Pharmaceuticals, Inc. (a)	42,722,031
32,509	Amgen, Inc.	7,776,803
111,610	Biogen, Inc. (a)	33,129,196
312,002	BioMarin Pharmaceutical, Inc. (a)	28,710,424
1,148,280	Exelixis, Inc. (a)	28,356,775
352,659	Gilead Sciences, Inc.	29,623,356
180,007	Incyte Corp. (a)	17,579,484
139,404	Ionis Pharmaceuticals, Inc. (a)	7,741,104
440,146	Moderna, Inc. (a)	20,242,314
228,461	Neurocrine Biosciences, Inc. (a)	22,421,163
72,318	Regeneron Pharmaceuticals, Inc. (a)	38,030,590
134,764	Sarepta Therapeutics, Inc. (a)	15,885,980
306,034	Seattle Genetics, Inc. (a)	41,997,046
148,386	Vertex Pharmaceuticals, Inc. (a)	37,274,563
		424,911,365

	Health Care Equipment & Supplies — 27.4%
250,585	Abbott Laboratories	23,076,373
243,541	Baxter International, Inc.	21,621,570
28,688	Becton, Dickinson and Co.	7,244,581
201,999	Boston Scientific Corp. (a)	7,570,923
47,818	Cooper (The) Cos., Inc.	13,709,421
47,625	Danaher Corp.	7,784,782
131,134	DexCom, Inc. (a)	43,956,117
69,893	Edwards Lifesciences Corp. (a)	15,201,728
2,363,436	Envista Holdings Corp. (a)	46,016,099
196,551	Hill-Rom Holdings, Inc.	22,110,022
65,330	ICU Medical, Inc. (a)	14,327,522
81,632	IDEXX Laboratories, Inc. (a)	22,661,043
159,130	Insulet Corp. (a)	31,781,444
26,623	Intuitive Surgical, Inc. (a)	13,601,158
148,857	Masimo Corp. (a)	31,842,001
163,410	Penumbra, Inc. (a) (b)	28,975,861
178,998	ResMed, Inc.	27,801,969
188,358	STERIS PLC	26,841,015
39,592	Stryker Corp.	7,381,137
22,511	Teleflex, Inc.	7,550,189
64,209	Varian Medical Systems, Inc. (a)	7,344,225
173,171	West Pharmaceutical Services, Inc.	32,774,343
65,207	Zimmer Biomet Holdings, Inc.	7,805,278
		468,978,801

	Health Care Providers & Services — 25.2%
1,077,575	Acadia Healthcare Co., Inc. (a)	25,872,576
116,126	Anthem, Inc.	32,600,052
594,329	Centene Corp. (a)	39,570,425
81,506	Chemed Corp.	33,952,954
199,287	Cigna Corp.	39,016,409

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
551,459	Encompass Health Corp.	$36,534,159
378,797	Guardant Health, Inc. (a)	29,152,217
73,356	HCA Healthcare, Inc.	8,060,357
260,929	Henry Schein, Inc. (a)	14,236,286
112,448	Humana, Inc.	42,934,895
104,304	Laboratory Corp. of America Holdings (a)	17,152,793
188,710	Molina Healthcare, Inc. (a)	30,942,779
164,159	Quest Diagnostics, Inc.	18,075,548
141,594	UnitedHealth Group, Inc.	41,411,997
199,573	Universal Health Services, Inc., Class B	21,092,870
		430,606,317

	Health Care Technology — 1.3%
313,912	Cerner Corp.	21,782,354

	Life Sciences Tools & Services — 9.3%
184,053	Agilent Technologies, Inc.	14,109,503
100,727	Bio-Rad Laboratories, Inc., Class A (a)	44,329,953
104,274	Bio-Techne Corp.	23,461,650
183,803	Bruker Corp.	7,227,134
156,673	Charles River Laboratories International, Inc. (a)	22,665,883
24,137	Illumina, Inc. (a)	7,700,427
87,553	PerkinElmer, Inc.	7,926,173
79,373	PRA Health Sciences, Inc. (a)	7,659,494
69,721	Thermo Fisher Scientific, Inc.	23,334,224
		158,414,441

	Pharmaceuticals — 11.7%
472,993	Bristol-Myers Squibb Co.	28,762,704
142,543	Eli Lilly and Co.	22,042,849
890,096	Horizon Therapeutics PLC (a)	32,079,060
264,336	Jazz Pharmaceuticals PLC (a)	29,143,044
100,526	Johnson & Johnson	15,082,921
257,003	Merck & Co., Inc.	20,390,618
884,123	Mylan N.V. (a)	14,826,743
403,866	Pfizer, Inc.	15,492,300
168,015	Zoetis, Inc.	21,726,020
		199,546,259
	Total Common Stocks — 99.8%	1,704,239,537
	(Cost $1,464,739,575)

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.8%
8,946,255	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	$8,946,255
3,721,524	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	3,721,524
	Total Money Market Funds — 0.8%	12,667,779
	(Cost $12,667,779)

	Total Investments — 100.6%	1,716,907,316
	(Cost $1,477,407,354) (e)
	Net Other Assets and Liabilities — (0.6)%	(9,758,767)
	Net Assets — 100.0%	$1,707,148,549

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $8,670,948 and the total value of the collateral held by the Fund is $8,946,255.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $252,773,208 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,273,246. The net unrealized appreciation was $239,499,962.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,704,239,537	$—	$—
Money Market Funds	12,667,779	—	—
Total Investments	$1,716,907,316	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 8.8%
24,407	BWX Technologies, Inc.	$1,295,035
12,864	Curtiss-Wright Corp.	1,333,354
5,738	General Dynamics Corp.	749,498
8,333	Huntington Ingalls Industries, Inc.	1,595,019
5,845	Lockheed Martin Corp.	2,274,056
6,546	Northrop Grumman Corp.	2,164,566
7,166	Raytheon Technologies Corp.	464,428
82,797	Spirit AeroSystems Holdings, Inc., Class A	1,834,781
74,296	Textron, Inc.	1,958,443
		13,669,180

	Air Freight & Logistics — 2.9%
5,734	C.H. Robinson Worldwide, Inc.	406,541
17,817	Expeditors International of Washington, Inc.	1,275,786
8,133	United Parcel Service, Inc., Class B	769,870
31,161	XPO Logistics, Inc. (a)	2,079,685
		4,531,882

	Building Products — 4.6%
10,041	A.O. Smith Corp.	425,538
8,251	Allegion PLC	829,555
14,972	Armstrong World Industries, Inc.	1,154,042
14,085	Johnson Controls International PLC	410,014
51,054	Owens Corning	2,213,701
313,852	Resideo Technologies, Inc. (a)	1,610,061
4,599	Trane Technologies PLC	402,045
		7,044,956

	Chemicals — 2.5%
21,992	Axalta Coating Systems Ltd. (a)	434,122
4,545	PPG Industries, Inc.	412,823
25,527	RPM International, Inc.	1,695,248
2,584	Sherwin-Williams (The) Co.	1,385,980
		3,928,173

	Commercial Services & Supplies — 1.0%
275,184	ADT, Inc.	1,576,804

	Construction & Engineering — 2.0%
62,442	Quanta Services, Inc.	2,270,391
7,163	Valmont Industries, Inc.	839,790
		3,110,181

	Construction Materials — 0.8%
2,010	Martin Marietta Materials, Inc.	382,362
7,029	Vulcan Materials Co.	794,066
		1,176,428

	Consumer Finance — 3.5%
4,439	American Express Co.	405,059
39,294	Capital One Financial Corp.	2,544,679

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
123,143	Synchrony Financial	$2,437,000
		5,386,738

	Containers & Packaging — 8.0%
11,940	AptarGroup, Inc.	1,278,535
23,493	Ball Corp.	1,540,906
45,059	Berry Global Group, Inc. (a)	1,792,898
34,140	Crown Holdings, Inc. (a)	2,198,957
62,253	Graphic Packaging Holding Co.	831,078
17,498	Packaging Corp. of America	1,691,182
16,387	Sonoco Products Co.	800,341
70,112	WestRock Co.	2,256,905
		12,390,802

	Electrical Equipment — 6.7%
17,733	Acuity Brands, Inc.	1,535,501
5,269	AMETEK, Inc.	441,911
15,302	Eaton Corp. PLC	1,277,717
15,940	Emerson Electric Co.	909,058
10,362	Hubbell, Inc.	1,289,344
90,045	nVent Electric PLC	1,679,339
24,132	Regal Beloit Corp.	1,713,613
2,516	Rockwell Automation, Inc.	476,732
26,251	Sensata Technologies Holding PLC (a)	955,011
		10,278,226

	Electronic Equipment, Instruments & Components — 1.7%
14,205	Keysight Technologies, Inc. (a)	1,374,618
2,843	Littelfuse, Inc.	412,917
23,863	Trimble, Inc. (a)	826,376
		2,613,911

	Industrial Conglomerates — 1.7%
12,122	Carlisle Cos., Inc.	1,466,277
2,835	Honeywell International, Inc.	402,287
2,436	Roper Technologies, Inc.	830,749
		2,699,313

	IT Services — 14.2%
7,281	Accenture PLC, Class A	1,348,368
45,138	Alliance Data Systems Corp.	2,260,060
2,777	Automatic Data Processing, Inc.	407,358
28,864	Booz Allen Hamilton Holding Corp.	2,119,772
16,288	Fidelity National Information Services, Inc.	2,148,224
20,857	Fiserv, Inc. (a)	2,149,522
26,011	Genpact Ltd.	895,559
10,532	Global Payments, Inc.	1,748,523
12,761	Jack Henry & Associates, Inc.	2,087,062
4,918	Mastercard, Inc., Class A	1,352,302
15,869	PayPal Holdings, Inc. (a)	1,951,887
14,501	Square, Inc., Class A (a)	944,595
9,425	Visa, Inc., Class A	1,684,436

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
41,895	Western Union (The) Co.	$798,938
		21,896,606

	Life Sciences Tools & Services — 0.8%
1,723	Mettler-Toledo International, Inc. (a)	1,240,457

	Machinery — 16.8%
8,040	AGCO Corp.	424,834
6,543	Caterpillar, Inc.	761,474
19,181	Colfax Corp. (a)	494,678
11,223	Cummins, Inc.	1,834,960
5,498	Deere & Co.	797,540
4,527	Dover Corp.	423,954
49,761	Flowserve Corp.	1,401,767
6,885	Fortive Corp.	440,640
24,396	Graco, Inc.	1,089,525
2,745	IDEX Corp.	421,714
2,669	Illinois Tool Works, Inc.	433,712
33,489	ITT, Inc.	1,765,540
5,505	Lincoln Electric Holdings, Inc.	443,208
5,625	Nordson Corp.	905,119
30,802	Oshkosh Corp.	2,080,059
24,850	PACCAR, Inc.	1,720,365
5,855	Parker-Hannifin Corp.	925,793
25,518	Pentair PLC	882,668
18,210	Snap-on, Inc.	2,372,581
3,799	Stanley Black & Decker, Inc.	418,650
30,442	Toro (The) Co.	1,942,504
94,529	Trinity Industries, Inc.	1,823,464
7,887	Westinghouse Air Brake Technologies Corp.	444,985
20,002	Woodward, Inc.	1,211,321
5,829	Xylem, Inc.	419,105
		25,880,160

	Marine — 0.9%
27,347	Kirby Corp. (a)	1,460,877

	Multi-Utilities — 0.8%
55,296	MDU Resources Group, Inc.	1,241,948

	Professional Services — 4.4%
6,355	Equifax, Inc.	882,710
37,395	ManpowerGroup, Inc.	2,776,205
17,960	TransUnion	1,415,068
10,899	Verisk Analytics, Inc.	1,665,694
		6,739,677

	Road & Rail — 7.5%
13,258	CSX Corp.	878,077
16,470	J.B. Hunt Transport Services, Inc.	1,665,446
46,308	Knight-Swift Transportation Holdings, Inc.	1,721,732
7,923	Landstar System, Inc.	818,525

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
5,200	Norfolk Southern Corp.	$889,720
15,092	Old Dominion Freight Line, Inc.	2,192,717
57,455	Ryder System, Inc.	2,033,907
61,469	Schneider National, Inc., Class B	1,346,786
		11,546,910

	Software — 2.5%
6,436	Fair Isaac Corp. (a)	2,271,522
13,457	Paylocity Holding Corp. (a)	1,541,230
		3,812,752

	Trading Companies & Distributors — 7.0%
89,495	Air Lease Corp.	2,340,294
41,812	HD Supply Holdings, Inc. (a)	1,240,980
27,634	MSC Industrial Direct Co., Inc., Class A	1,648,092
19,254	United Rentals, Inc. (a)	2,474,139
3,056	W.W. Grainger, Inc.	842,172
86,716	WESCO International, Inc. (a)	2,243,343
		10,789,020

	Transportation Infrastructure — 0.8%
47,083	Macquarie Infrastructure Corp.	1,299,020
	Total Common Stocks — 99.9%	154,314,021
	(Cost $164,644,669)

	Money Market Funds — 0.2%
363,682	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (b)	363,682
	(Cost $363,682)

	Total Investments — 100.1%	154,677,703
	(Cost $165,008,351) (c)
	Net Other Assets and Liabilities — (0.1)%	(213,594)
	Net Assets — 100.0%	$154,464,109

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,373,902 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,704,550. The net unrealized depreciation was $10,330,648.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$154,314,021	$—	$—
Money Market Funds	363,682	—	—
Total Investments	$154,677,703	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 4.9%
52,723	Hexcel Corp.	$1,823,689
112,601	Howmet Aerospace, Inc.	1,471,695
		3,295,384

	Chemicals — 50.6%
4,912	Air Products and Chemicals, Inc.	1,108,049
26,087	Albemarle Corp.	1,602,524
29,371	Ashland Global Holdings, Inc.	1,811,897
75,068	Cabot Corp.	2,544,055
20,038	Celanese Corp.	1,664,557
54,066	CF Industries Holdings, Inc.	1,486,815
110,529	Chemours (The) Co.	1,296,505
16,764	Dow, Inc.	615,071
14,376	DuPont de Nemours, Inc.	675,960
52,618	Eastman Chemical Co.	3,183,915
6,292	Ecolab, Inc.	1,217,502
117,272	Element Solutions, Inc. (a)	1,202,038
6,000	FMC Corp.	551,400
135,882	Huntsman Corp.	2,284,176
9,605	International Flavors & Fragrances, Inc. (b)	1,258,543
2,833	Linde PLC	521,244
49,386	LyondellBasell Industries N.V., Class A	2,861,919
45,304	Mosaic (The) Co.	521,449
2,560	NewMarket Corp.	1,053,286
126,013	Olin Corp.	1,682,274
23,935	Scotts Miracle-Gro (The) Co.	2,968,658
51,369	Westlake Chemical Corp.	2,231,983
		34,343,820

	Containers & Packaging — 5.5%
14,435	Avery Dennison Corp.	1,593,480
62,986	International Paper Co.	2,157,270
		3,750,750

	Electrical Equipment — 2.9%
241,474	GrafTech International Ltd.	1,960,769

	Machinery — 4.2%
75,788	Timken (The) Co.	2,848,113

	Metals & Mining — 23.7%
79,576	Alcoa Corp. (a)	648,544
145,242	Freeport-McMoRan, Inc.	1,282,487
43,303	Newmont Corp.	2,575,662
68,046	Nucor Corp.	2,802,815
27,982	Reliance Steel & Aluminum Co.	2,506,628
11,177	Royal Gold, Inc.	1,369,518
52,223	Southern Copper Corp.	1,694,114
108,738	Steel Dynamics, Inc.	2,639,071
77,685	United States Steel Corp. (b)	596,621
		16,115,460

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products — 3.9%
113,261	Domtar Corp.	$2,645,777

	Trading Companies & Distributors — 4.3%
62,745	Fastenal Co.	2,272,624
45,728	Univar Solutions, Inc. (a)	663,970
		2,936,594
	Total Common Stocks — 100.0%	67,896,667
	(Cost $79,556,558)

	Money Market Funds — 1.2%
733,040	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	733,040
82,742	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	82,742
	Total Money Market Funds — 1.2%	815,782
	(Cost $815,782)

	Total Investments — 101.2%	68,712,449
	(Cost $80,372,340) (e)
	Net Other Assets and Liabilities — (1.2)%	(803,822)
	Net Assets — 100.0%	$67,908,627

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $693,253 and the total value of the collateral held by the Fund is $733,040.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,871,421 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,531,312. The net unrealized depreciation was $11,659,891.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$67,896,667	$—	$—
Money Market Funds	815,782	—	—
Total Investments	$68,712,449	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 1.1%
53,666	Arista Networks, Inc. (a)	$11,768,954
48,291	F5 Networks, Inc. (a)	6,725,004
		18,493,958

	Electronic Equipment, Instruments & Components — 5.9%
433,115	Avnet, Inc.	13,002,112
165,626	CDW Corp.	18,351,361
529,267	Corning, Inc.	11,649,167
628,473	Jabil, Inc.	17,873,772
297,433	SYNNEX Corp.	26,043,233
59,213	Zebra Technologies Corp., Class A (a)	13,598,858
		100,518,503

	Health Care Technology — 1.9%
173,816	Veeva Systems, Inc., Class A (a)	33,164,093

	Interactive Media & Services — 4.4%
18,710	Alphabet, Inc., Class A (a)	25,196,757
92,610	Facebook, Inc., Class A (a)	18,958,193
60,654	IAC/InterActiveCorp (a)	13,554,956
233,933	Match Group, Inc. (a) (b)	18,003,484
		75,713,390

	Internet & Direct Marketing Retail — 0.4%
126,439	GrubHub, Inc. (a)	6,042,520

	IT Services — 15.8%
237,640	Akamai Technologies, Inc. (a)	23,219,805
197,763	Amdocs Ltd.	12,743,848
266,061	Black Knight, Inc. (a)	18,775,925
24,401	CACI International, Inc., Class A (a)	6,103,666
332,439	Cognizant Technology Solutions Corp., Class A	19,288,111
394,597	DXC Technology Co.	7,154,044
146,379	EPAM Systems, Inc. (a)	32,333,657
190,352	GoDaddy, Inc., Class A (a)	13,216,139
97,990	International Business Machines Corp.	12,303,624
199,033	MongoDB, Inc. (a)	32,269,220
222,286	Okta, Inc. (a)	33,631,872
1,883,395	Switch, Inc., Class A	32,337,892
121,487	Twilio, Inc., Class A (a)	13,642,990
60,376	VeriSign, Inc. (a)	12,648,168
		269,668,961

	Semiconductors & Semiconductor Equipment — 15.1%
478,060	Advanced Micro Devices, Inc. (a)	25,045,563

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
112,381	Applied Materials, Inc.	$5,583,088
21,719	Broadcom, Inc.	5,899,315
345,050	Entegris, Inc.	18,712,062
285,440	Intel Corp.	17,120,691
151,251	KLA Corp.	24,818,777
45,292	Lam Research Corp.	11,562,142
105,929	Maxim Integrated Products, Inc.	5,823,976
75,951	Microchip Technology, Inc.	6,663,181
367,286	Micron Technology, Inc. (a)	17,589,327
129,842	Monolithic Power Systems, Inc.	25,956,714
58,600	NVIDIA Corp.	17,127,608
873,877	ON Semiconductor Corp. (a)	14,021,356
63,856	Qorvo, Inc. (a)	6,259,804
76,129	QUALCOMM, Inc.	5,989,068
121,616	Skyworks Solutions, Inc.	12,633,470
401,363	Teradyne, Inc.	25,101,242
39,083	Universal Display Corp.	5,867,140
66,069	Xilinx, Inc.	5,774,431
		257,548,955

	Software — 49.3%
85,405	Adobe, Inc. (a)	30,202,624
228,463	Alteryx, Inc., Class A (a)	25,857,442
93,516	ANSYS, Inc. (a)	24,485,294
54,160	Aspen Technology, Inc. (a)	5,537,860
197,986	Atlassian Corp. PLC, Class A (a)	30,784,843
139,295	Autodesk, Inc. (a)	26,066,273
364,303	Avalara, Inc. (a)	32,557,759
329,213	Cadence Design Systems, Inc. (a)	26,709,051
1,764,464	Cerence, Inc. (a)	37,336,058
308,523	Ceridian HCM Holding, Inc. (a)	18,193,601
153,601	Citrix Systems, Inc.	22,273,681
194,512	Coupa Software, Inc. (a)	34,251,618
294,134	DocuSign, Inc. (a)	30,810,537
1,201,212	Dropbox, Inc., Class A (a)	25,249,476
92,270	Elastic N.V. (a)	5,918,198
268,625	Fortinet, Inc. (a)	28,941,658
115,992	HubSpot, Inc. (a)	19,559,731
67,173	Intuit, Inc.	18,123,947
172,338	Microsoft Corp.	30,884,693
275,226	NortonLifeLock, Inc.	5,854,057
224,937	Oracle Corp.	11,914,913
31,398	Palo Alto Networks, Inc. (a)	6,170,021
76,475	Paycom Software, Inc. (a)	19,961,505
216,873	Pegasystems, Inc.	18,134,920
150,593	Proofpoint, Inc. (a)	18,331,686
291,858	RealPage, Inc. (a)	18,821,923
128,253	RingCentral, Inc., Class A (a)	29,309,658
151,014	salesforce.com, Inc. (a)	24,456,717
94,843	ServiceNow, Inc. (a)	33,341,108
654,712	Smartsheet, Inc., Class A (a)	34,516,417
693,741	SolarWinds Corp. (a)	11,779,722
172,250	Splunk, Inc. (a)	24,177,010

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
248,085	SS&C Technologies Holdings, Inc.	$13,684,369
119,956	Synopsys, Inc. (a)	18,847,487
91,638	Tyler Technologies, Inc. (a)	29,387,390
42,529	VMware, Inc., Class A (a)	5,593,414
39,549	Workday, Inc., Class A (a)	6,086,591
169,845	Zendesk, Inc. (a)	13,057,684
357,251	Zscaler, Inc. (a)	23,964,397
		841,135,333

	Technology Hardware, Storage & Peripherals — 6.1%
60,757	Apple, Inc.	17,850,406
274,878	Dell Technologies, Inc., Class C (a)	11,734,542
2,239,123	Hewlett Packard Enterprise Co.	22,525,577
1,252,411	HP, Inc.	19,424,895
418,651	Pure Storage, Inc., Class A (a)	6,028,574
1,434,920	Xerox Holdings Corp.	26,244,687
		103,808,681
	Total Common Stocks — 100.0%	1,706,094,394
	(Cost $1,489,341,292)

	Money Market Funds — 1.1%
17,270,035	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	17,270,035
1,509,384	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	1,509,384
	Total Money Market Funds — 1.1%	18,779,419
	(Cost $18,779,419)

	Total Investments — 101.1%	1,724,873,813
	(Cost $1,508,120,711) (e)
	Net Other Assets and Liabilities — (1.1)%	(19,064,333)
	Net Assets — 100.0%	$1,705,809,480

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $16,367,238 and the total value of the collateral held by the Fund is $17,270,035.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $268,122,254 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,369,152. The net unrealized appreciation was $216,753,102.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,706,094,394	$—	$—
Money Market Funds	18,779,419	—	—
Total Investments	$1,724,873,813	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Commercial Services & Supplies — 9.1%
364,892	Clean Harbors, Inc. (a)	$19,496,179
415,968	Republic Services, Inc.	32,586,933
202,393	Waste Management, Inc.	20,243,348
		72,326,460

	Electric Utilities — 49.9%
258,624	Alliant Energy Corp.	12,556,195
234,226	American Electric Power Co., Inc.	19,466,523
570,537	Avangrid, Inc.	24,533,091
308,827	Duke Energy Corp.	26,145,294
455,887	Edison International	26,765,126
199,357	Entergy Corp.	19,040,587
340,299	Evergy, Inc.	19,883,671
79,842	Eversource Energy	6,443,249
848,207	Exelon Corp.	31,451,515
155,840	FirstEnergy Corp.	6,431,517
290,104	Hawaiian Electric Industries, Inc.	11,450,405
213,390	IDACORP, Inc.	19,584,934
25,951	NextEra Energy, Inc.	5,997,795
1,145,360	NRG Energy, Inc.	38,403,921
812,823	OGE Energy Corp.	25,620,181
694,606	PG&E Corp. (a)	7,390,608
329,568	Pinnacle West Capital Corp.	25,373,440
1,265,093	PPL Corp.	32,158,664
461,361	Southern (The) Co.	26,173,009
207,114	Xcel Energy, Inc.	13,164,166
		398,033,891

	Gas Utilities — 10.3%
125,859	Atmos Energy Corp.	12,833,842
837,288	National Fuel Gas Co.	34,328,808
1,170,698	UGI Corp.	35,331,666
		82,494,316

	Independent Power and Renewable Electricity Producers — 6.3%
918,311	AES (The) Corp.	12,167,621
1,956,300	Vistra Energy Corp.	38,226,102
		50,393,723

	Multi-Utilities — 22.6%
171,482	Ameren Corp.	12,475,316
2,020,875	CenterPoint Energy, Inc.	34,415,501
106,291	CMS Energy Corp.	6,068,153
240,174	Consolidated Edison, Inc.	18,925,711
86,500	Dominion Energy, Inc.	6,671,745
263,009	DTE Energy Co.	27,284,554
500,162	NiSource, Inc.	12,559,068
556,179	Public Service Enterprise Group, Inc.	28,203,837
165,797	Sempra Energy	20,533,958
141,710	WEC Energy Group, Inc.	12,831,841
		179,969,684

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 1.6%
52,230	American Water Works Co., Inc.	$6,355,869
153,429	Essential Utilities, Inc.	6,411,798
		12,767,667
	Total Common Stocks — 99.8%	795,985,741
	(Cost $839,692,949)

	Money Market Funds — 0.2%
1,845,805	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -0.07% (b)	1,845,805
	(Cost $1,845,805)

	Total Investments — 100.0%	797,831,546
	(Cost $841,538,754) (c)
	Net Other Assets and Liabilities — (0.0)%	(353,438)
	Net Assets — 100.0%	$797,478,108

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,952,578 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $69,659,786. The net unrealized depreciation was $43,707,208.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$795,985,741	$—	$—
Money Market Funds	1,845,805	—	—
Total Investments	$797,831,546	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

StrataQuant® and StrataQuant® Consumer Discretionary Index, the StrataQuant® Consumer Staples Index, the StrataQuant® Energy Index, the StrataQuant® Financial Index, the StrataQuant® Health Care Index, the StrataQuant® Industrials Index, the StrataQuant® Materials Index, the StrataQuant® Technology Index, the StrataQuant® Utilities Index, (“IDI Indexes”) are service/trademarks of ICE Data Indices, LLC or its affiliates (“IDI”) and have been licensed for use by First Trust in connection with the Funds. The Funds are not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Funds or as to the result to be obtained by any person from use of the IDI Indexes in connection with the trading of the Funds. IDI and its third party suppliers accept no liability in connection with use of the index or the Fund. See the prospectus for a full copy of the disclaimer.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.1%
15,732	General Dynamics Corp.	$2,054,914
7,622	Huntington Ingalls Industries, Inc.	1,458,927
19,254	L3Harris Technologies, Inc.	3,729,500
10,240	Lockheed Martin Corp.	3,983,974
14,707	Raytheon Technologies Corp.	953,161
9,348	Teledyne Technologies, Inc. (a)	3,044,363
130,073	Textron, Inc.	3,428,724
		18,653,563

	Air Freight & Logistics — 0.1%
10,393	Expeditors International of Washington, Inc.	744,191

	Airlines — 1.0%
121,596	Delta Air Lines, Inc.	3,150,552
97,426	Southwest Airlines Co.	3,044,563
109,969	United Airlines Holdings, Inc. (a)	3,252,883
		9,447,998

	Auto Components — 0.3%
42,272	Aptiv PLC	2,940,018

	Automobiles — 1.1%
287,313	Ford Motor Co.	1,462,423
166,955	General Motors Co.	3,721,427
6,626	Tesla, Inc. (a)	5,180,737
		10,364,587

	Banks — 4.2%
98,047	Bank of America Corp.	2,358,030
65,891	Citigroup, Inc.	3,199,667
147,549	Citizens Financial Group, Inc.	3,303,622
186,894	Fifth Third Bancorp	3,493,049
8,426	First Republic Bank	878,747
338,049	Huntington Bancshares, Inc.	3,123,573
15,414	JPMorgan Chase & Co.	1,476,045
267,642	KeyCorp	3,118,029
20,134	M&T Bank Corp.	2,256,619
21,754	PNC Financial Services Group (The), Inc.	2,320,499
309,424	Regions Financial Corp.	3,326,308
13,778	SVB Financial Group (a)	2,661,496
45,002	Truist Financial Corp.	1,679,475
40,278	U.S. Bancorp	1,470,147
96,702	Wells Fargo & Co.	2,809,193
		37,474,499

	Beverages — 1.1%
12,502	Brown-Forman Corp., Class B	777,624
31,352	Coca-Cola (The) Co.	1,438,743
53,353	Molson Coors Beverage Co., Class B	2,188,007
49,343	Monster Beverage Corp. (a)	3,049,891
17,328	PepsiCo, Inc.	2,292,321
		9,746,586

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology — 3.3%
27,328	AbbVie, Inc.	$2,246,362
38,633	Alexion Pharmaceuticals, Inc. (a)	4,151,888
31,877	Alnylam Pharmaceuticals, Inc. (a)	4,198,201
10,276	Amgen, Inc.	2,458,225
8,766	Biogen, Inc. (a)	2,602,012
32,849	BioMarin Pharmaceutical, Inc. (a)	3,022,765
9,289	Gilead Sciences, Inc.	780,276
18,945	Incyte Corp. (a)	1,850,169
1,429	Regeneron Pharmaceuticals, Inc. (a)	751,482
30,060	Seattle Genetics, Inc. (a)	4,125,134
14,591	Vertex Pharmaceuticals, Inc. (a)	3,665,259
		29,851,773

	Building Products — 0.3%
15,080	Allegion PLC	1,516,143
16,808	Trane Technologies PLC	1,469,356
		2,985,499

	Capital Markets — 5.3%
13,549	Ameriprise Financial, Inc.	1,557,322
62,148	Apollo Global Management, Inc.	2,516,373
82,413	Bank of New York Mellon (The) Corp.	3,093,784
15,237	Blackstone Group (The), Inc., Class A	795,981
96,151	Carlyle Group (The), Inc.	2,253,779
8,036	CME Group, Inc.	1,432,096
10,659	FactSet Research Systems, Inc.	2,931,225
207,862	Franklin Resources, Inc.	3,916,120
13,467	Goldman Sachs Group (The), Inc.	2,470,117
17,195	Intercontinental Exchange, Inc.	1,538,093
88,701	KKR & Co., Inc., Class A	2,236,152
8,356	MarketAxess Holdings, Inc.	3,802,064
13,123	Moody’s Corp.	3,200,700
81,628	Morgan Stanley	3,218,592
9,612	MSCI, Inc.	3,143,124
9,196	Northern Trust Corp.	727,955
32,947	Raymond James Financial, Inc.	2,171,866
11,317	S&P Global, Inc.	3,314,523
39,079	State Street Corp.	2,463,540
7,097	T. Rowe Price Group, Inc.	820,626
		47,604,032

	Chemicals — 1.9%
3,466	Air Products and Chemicals, Inc.	781,860
37,825	Celanese Corp.	3,142,123
61,046	DuPont de Nemours, Inc.	2,870,383
25,474	FMC Corp.	2,341,060
6,791	International Flavors & Fragrances, Inc.	889,825
69,907	LyondellBasell Industries N.V., Class A	4,051,111
16,590	PPG Industries, Inc.	1,506,870

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
3,025	Sherwin-Williams (The) Co.	$1,622,519
		17,205,751

	Commercial Services & Supplies — 0.3%
20,246	Copart, Inc. (a)	1,621,907
9,248	Republic Services, Inc.	724,488
7,492	Waste Management, Inc.	749,350
		3,095,745

	Communications Equipment — 0.3%
3,436	Arista Networks, Inc. (a)	753,515
35,293	Cisco Systems, Inc.	1,495,717
5,218	Motorola Solutions, Inc.	750,401
		2,999,633

	Construction Materials — 0.2%
3,671	Martin Marietta Materials, Inc.	698,334
6,410	Vulcan Materials Co.	724,138
		1,422,472

	Consumer Finance — 1.8%
192,349	Ally Financial, Inc.	3,152,600
8,098	American Express Co.	738,942
68,803	Capital One Financial Corp.	4,455,682
77,815	Discover Financial Services	3,343,711
215,629	Synchrony Financial	4,267,298
		15,958,233

	Containers & Packaging — 1.4%
42,920	Ball Corp.	2,815,123
47,814	Crown Holdings, Inc. (a)	3,079,700
89,152	International Paper Co.	3,053,456
122,771	WestRock Co.	3,951,998
		12,900,277

	Distributors — 0.6%
20,607	Genuine Parts Co.	1,633,723
135,311	LKQ Corp. (a)	3,538,383
		5,172,106

	Diversified Financial Services — 0.4%
18,972	Berkshire Hathaway, Inc., Class B (a)	3,554,594

	Diversified Telecommunication Services — 0.6%
95,220	AT&T, Inc.	2,901,354
38,745	Verizon Communications, Inc.	2,225,900
		5,127,254

	Electric Utilities — 2.4%
14,364	Alliant Energy Corp.	697,372
17,349	American Electric Power Co., Inc.	1,441,875

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
25,749	Duke Energy Corp.	$2,179,910
37,988	Edison International	2,230,276
50,410	Evergy, Inc.	2,945,456
75,396	Exelon Corp.	2,795,684
11,539	NextEra Energy, Inc.	2,666,894
27,459	Pinnacle West Capital Corp.	2,114,068
112,454	PPL Corp.	2,858,581
12,818	Southern (The) Co.	727,165
11,509	Xcel Energy, Inc.	731,512
		21,388,793

	Electrical Equipment — 0.6%
26,785	Eaton Corp. PLC	2,236,547
43,690	Emerson Electric Co.	2,491,641
4,598	Rockwell Automation, Inc.	871,229
		5,599,417

	Electronic Equipment, Instruments & Components — 1.1%
14,888	CDW Corp.	1,649,590
101,343	Corning, Inc.	2,230,560
16,573	Keysight Technologies, Inc. (a)	1,603,769
44,077	TE Connectivity Ltd.	3,237,897
3,773	Zebra Technologies Corp., Class A (a)	866,507
		9,588,323

	Energy Equipment & Services — 0.4%
198,257	Baker Hughes Co.	2,765,685
101,290	Halliburton Co.	1,063,545
		3,829,230

	Entertainment — 1.7%
34,989	Activision Blizzard, Inc.	2,229,849
27,717	Electronic Arts, Inc. (a)	3,166,944
9,243	Netflix, Inc. (a)	3,880,674
15,872	Roku, Inc. (a)	1,924,163
23,408	Take-Two Interactive Software, Inc. (a)	2,833,538
14,360	Walt Disney (The) Co.	1,553,034
		15,588,202

	Equity Real Estate Investment Trusts — 3.3%
5,073	Alexandria Real Estate Equities, Inc.	796,918
6,384	American Tower Corp.	1,519,392
19,211	Crown Castle International Corp.	3,062,810
19,978	Digital Realty Trust, Inc.	2,986,511
42,849	Duke Realty Corp.	1,486,860
4,433	Equinix, Inc.	2,993,162
12,066	Equity LifeStyle Properties, Inc.	727,700
7,248	Extra Space Storage, Inc.	639,564

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
314,251	Host Hotels & Resorts, Inc.	$3,868,430
34,541	Prologis, Inc.	3,082,093
36,113	Regency Centers Corp.	1,585,722
10,289	SBA Communications Corp.	2,982,987
25,299	Simon Property Group, Inc.	1,689,214
5,556	Sun Communities, Inc.	746,726
51,778	Ventas, Inc.	1,675,018
		29,843,107

	Food & Staples Retailing — 0.7%
69,103	Kroger (The) Co.	2,184,346
15,215	Sysco Corp.	856,148
60,665	Walgreens Boots Alliance, Inc.	2,626,188
6,097	Walmart, Inc.	741,090
		6,407,772

	Food Products — 1.7%
59,180	Archer-Daniels-Midland Co.	2,197,945
47,303	Conagra Brands, Inc.	1,581,812
13,151	General Mills, Inc.	787,613
15,708	Hershey (The) Co.	2,080,211
14,886	Hormel Foods Corp.	697,409
12,505	J.M. Smucker (The) Co.	1,436,950
56,092	Kraft Heinz (The) Co.	1,701,270
4,913	McCormick & Co., Inc.	770,555
13,861	Mondelez International, Inc., Class A	713,010
47,965	Tyson Foods, Inc., Class A	2,982,943
		14,949,718

	Gas Utilities — 0.1%
7,001	Atmos Energy Corp.	713,892

	Health Care Equipment & Supplies — 3.8%
26,390	Abbott Laboratories	2,430,255
25,643	Baxter International, Inc.	2,276,585
6,050	Becton, Dickinson and Co.	1,527,806
5,043	Cooper (The) Cos., Inc.	1,445,828
10,015	Danaher Corp.	1,637,052
12,892	DexCom, Inc. (a)	4,321,398
7,368	Edwards Lifesciences Corp. (a)	1,602,540
8,598	IDEXX Laboratories, Inc. (a)	2,386,805
20,936	Insulet Corp. (a)	4,181,338
2,791	Intuitive Surgical, Inc. (a)	1,425,866
7,706	Medtronic PLC	752,337
18,855	ResMed, Inc.	2,928,559
6,749	Varian Medical Systems, Inc. (a)	771,951
22,797	West Pharmaceutical Services, Inc.	4,314,560
20,588	Zimmer Biomet Holdings, Inc.	2,464,384
		34,467,264

	Health Care Providers & Services — 2.7%
9,167	Anthem, Inc.	2,573,452

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
11,744	Cigna Corp.	$2,299,240
35,084	CVS Health Corp.	2,159,420
18,236	DaVita, Inc. (a)	1,440,826
7,711	HCA Healthcare, Inc.	847,285
27,463	Henry Schein, Inc. (a)	1,498,381
4,429	Humana, Inc.	1,691,081
21,959	Laboratory Corp. of America Holdings (a)	3,611,158
34,573	Quest Diagnostics, Inc.	3,806,833
2,789	UnitedHealth Group, Inc.	815,699
35,009	Universal Health Services, Inc., Class B	3,700,101
		24,443,476

	Health Care Technology — 0.5%
22,178	Veeva Systems, Inc., Class A (a)	4,231,562

	Hotels, Restaurants & Leisure — 3.9%
104,231	Aramark	2,846,549
263,429	Carnival Corp. (b)	4,188,521
2,133	Chipotle Mexican Grill, Inc. (a)	1,873,947
50,972	Darden Restaurants, Inc.	3,761,224
10,696	Domino’s Pizza, Inc.	3,871,203
49,024	Las Vegas Sands Corp.	2,354,133
294,019	MGM Resorts International	4,948,340
316,545	Norwegian Cruise Line Holdings Ltd. (a)	5,191,338
107,838	Royal Caribbean Cruises Ltd.	5,043,583
10,559	Starbucks Corp.	810,192
		34,889,030

	Household Durables — 1.7%
102,041	D.R. Horton, Inc.	4,818,376
18,524	Garmin Ltd.	1,503,408
90,817	Lennar Corp., Class A	4,547,207
155,433	PulteGroup, Inc.	4,394,091
		15,263,082

	Household Products — 0.1%
6,314	Procter & Gamble (The) Co.	744,231

	Independent Power and Renewable Electricity Producers — 0.5%
217,369	Vistra Energy Corp.	4,247,390

	Industrial Conglomerates — 0.2%
5,085	3M Co.	772,513
2,220	Roper Technologies, Inc.	757,087
		1,529,600

	Insurance — 5.4%
60,803	Aflac, Inc.	2,264,304
2,504	Alleghany Corp.	1,336,410

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
30,263	Allstate (The) Corp.	$3,078,352
114,450	American International Group, Inc.	2,910,464
24,389	Arch Capital Group Ltd. (a)	586,068
95,785	Brown & Brown, Inc.	3,439,639
12,422	Chubb Ltd.	1,341,700
45,987	Cincinnati Financial Corp.	3,025,945
14,423	Everest Re Group Ltd.	2,497,054
139,445	Fidelity National Financial, Inc.	3,771,987
19,277	Globe Life, Inc.	1,587,268
105,453	Lincoln National Corp.	3,740,418
39,853	Loews Corp.	1,381,305
3,749	Markel Corp. (a)	3,246,034
16,049	Marsh & McLennan Cos., Inc.	1,562,049
90,785	MetLife, Inc.	3,275,523
66,421	Principal Financial Group, Inc.	2,418,389
18,801	Progressive (The) Corp.	1,453,317
53,238	Prudential Financial, Inc.	3,320,454
20,949	Travelers (The) Cos., Inc.	2,120,248
13,289	W.R. Berkley Corp.	717,606
		49,074,534

	Interactive Media & Services — 0.9%
2,396	Alphabet, Inc., Class A (a)	3,226,693
12,481	Facebook, Inc., Class A (a)	2,554,985
3,866	IAC/InterActiveCorp (a)	863,974
58,355	Snap, Inc., Class A (a)	1,027,632
		7,673,284

	Internet & Direct Marketing Retail — 0.9%
1,790	Amazon.com, Inc. (a)	4,428,460
23,092	eBay, Inc.	919,755
36,988	Expedia Group, Inc.	2,625,408
		7,973,623

	IT Services — 4.5%
4,249	Accenture PLC, Class A	786,872
30,341	Akamai Technologies, Inc. (a)	2,964,619
5,084	Automatic Data Processing, Inc.	745,772
50,546	Booz Allen Hamilton Holding Corp.	3,712,098
59,728	Cognizant Technology Solutions Corp., Class A	3,465,419
18,686	EPAM Systems, Inc. (a)	4,127,551
14,597	Fiserv, Inc. (a)	1,504,367
12,151	GoDaddy, Inc., Class A (a)	843,644
12,513	International Business Machines Corp.	1,571,132
13,406	Jack Henry & Associates, Inc.	2,192,551
37,864	Leidos Holdings, Inc.	3,741,342
5,741	Mastercard, Inc., Class A	1,578,603
28,372	Okta, Inc. (a)	4,292,684
21,749	PayPal Holdings, Inc. (a)	2,675,127
26,488	Square, Inc., Class A (a)	1,725,428

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
7,745	Twilio, Inc., Class A (a)	$869,763
7,709	VeriSign, Inc. (a)	1,614,958
12,929	Visa, Inc., Class A	2,310,671
		40,722,601

	Leisure Products — 0.2%
19,399	Hasbro, Inc.	1,400,802

	Life Sciences Tools & Services — 0.8%
19,378	Agilent Technologies, Inc.	1,485,518
2,535	Illumina, Inc. (a)	808,741
3,019	Mettler-Toledo International, Inc. (a)	2,173,499
7,349	Thermo Fisher Scientific, Inc.	2,459,563
3,802	Waters Corp. (a)	710,974
		7,638,295

	Machinery — 1.8%
11,970	Caterpillar, Inc.	1,393,069
25,642	Cummins, Inc.	4,192,467
10,035	Deere & Co.	1,455,677
8,272	Dover Corp.	774,673
12,581	Fortive Corp.	805,184
4,879	Illinois Tool Works, Inc.	792,837
56,754	PACCAR, Inc.	3,929,079
5,356	Parker-Hannifin Corp.	846,891
13,885	Stanley Black & Decker, Inc.	1,530,127
14,415	Westinghouse Air Brake Technologies Corp.	813,294
		16,533,298

	Media — 2.4%
80,732	Comcast Corp., Class A	3,037,945
178,466	Discovery, Inc., Class A (a)	4,001,208
173,555	DISH Network Corp., Class A (a)	4,341,478
88,080	Fox Corp., Class A	2,278,630
6,269	Liberty Broadband Corp., Class C (a)	769,081
25,279	Omnicom Group, Inc.	1,441,661
280,928	Sirius XM Holdings, Inc.	1,660,285
247,631	ViacomCBS, Inc., Class B	4,274,111
		21,804,399

	Metals & Mining — 1.1%
205,584	Freeport-McMoRan, Inc.	1,815,307
76,609	Newmont Corp.	4,556,703
96,307	Nucor Corp.	3,966,885
		10,338,895

	Mortgage Real Estate Investment Trusts — 0.2%
131,163	AGNC Investment Corp.	1,629,044

	Multiline Retail — 0.9%
22,975	Dollar General Corp.	4,027,518

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
9,439	Dollar Tree, Inc. (a)	$752,005
29,854	Target Corp.	3,276,178
		8,055,701

	Multi-Utilities — 1.4%
9,528	Ameren Corp.	693,162
179,633	CenterPoint Energy, Inc.	3,059,150
35,432	CMS Energy Corp.	2,022,813
17,797	Consolidated Edison, Inc.	1,402,404
21,914	DTE Energy Co.	2,273,358
27,781	NiSource, Inc.	697,581
46,358	Public Service Enterprise Group, Inc.	2,350,814
		12,499,282

	Oil, Gas & Consumable Fuels — 7.0%
38,298	Chevron Corp.	3,523,416
48,582	Concho Resources, Inc.	2,755,571
112,650	ConocoPhillips	4,742,565
454,111	Continental Resources, Inc. (b)	7,442,879
132,409	Diamondback Energy, Inc.	5,765,088
96,596	EOG Resources, Inc.	4,589,276
91,359	Exxon Mobil Corp.	4,245,453
146,875	Marathon Petroleum Corp.	4,711,750
239,670	Occidental Petroleum Corp.	3,978,522
159,069	ONEOK, Inc.	4,760,935
64,669	Phillips 66	4,731,831
49,450	Pioneer Natural Resources Co.	4,416,380
76,489	Valero Energy Corp.	4,845,578
147,109	Williams (The) Cos., Inc.	2,849,501
		63,358,745

	Personal Products — 0.2%
8,698	Estee Lauder (The) Cos., Inc., Class A	1,534,327

	Pharmaceuticals — 1.8%
24,894	Bristol-Myers Squibb Co.	1,513,804
14,999	Eli Lilly and Co.	2,319,445
10,589	Johnson & Johnson	1,588,773
27,061	Merck & Co., Inc.	2,147,020
186,141	Mylan N.V. (a)	3,121,585
85,038	Pfizer, Inc.	3,262,058
17,685	Zoetis, Inc.	2,286,847
		16,239,532

	Professional Services — 1.0%
5,909	CoStar Group, Inc. (a)	3,830,568
5,802	Equifax, Inc.	805,898
20,967	TransUnion	1,651,990
14,925	Verisk Analytics, Inc.	2,280,988
		8,569,444

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.4%
73,610	CBRE Group, Inc., Class A (a)	$3,160,077

	Road & Rail — 1.6%
36,322	CSX Corp.	2,405,606
22,565	J.B. Hunt Transport Services, Inc.	2,281,773
16,365	Kansas City Southern	2,136,450
14,269	Norfolk Southern Corp.	2,441,426
26,421	Old Dominion Freight Line, Inc.	3,838,707
9,839	Union Pacific Corp.	1,572,174
		14,676,136

	Semiconductors & Semiconductor Equipment — 3.2%
45,758	Advanced Micro Devices, Inc. (a)	2,397,262
15,148	Applied Materials, Inc.	752,553
51,292	Intel Corp.	3,076,494
19,306	KLA Corp.	3,167,922
14,458	Lam Research Corp.	3,690,838
30,669	Marvell Technology Group Ltd.	820,089
65,992	Micron Technology, Inc. (a)	3,160,357
7,898	NVIDIA Corp.	2,308,428
25,809	Qorvo, Inc. (a)	2,530,056
41,029	QUALCOMM, Inc.	3,227,751
7,755	Skyworks Solutions, Inc.	805,589
51,241	Teradyne, Inc.	3,204,612
		29,141,951

	Software — 7.7%
10,908	Adobe, Inc. (a)	3,857,505
11,949	ANSYS, Inc. (a)	3,128,607
17,785	Autodesk, Inc. (a)	3,328,107
42,030	Cadence Design Systems, Inc. (a)	3,409,894
13,864	Ceridian HCM Holding, Inc. (a)	817,560
19,602	Citrix Systems, Inc.	2,842,486
24,821	Coupa Software, Inc. (a)	4,370,730
37,556	DocuSign, Inc. (a)	3,933,991
9,021	Fair Isaac Corp. (a)	3,183,872
34,280	Fortinet, Inc. (a)	3,693,327
6,043	Intuit, Inc.	1,630,462
22,000	Microsoft Corp.	3,942,620
185,434	NortonLifeLock, Inc.	3,944,181
14,351	Oracle Corp.	760,172
10,315	Paycom Software, Inc. (a)	2,692,421
16,369	RingCentral, Inc., Class A (a)	3,740,808
14,459	salesforce.com, Inc. (a)	2,341,635
12,104	ServiceNow, Inc. (a)	4,255,040
21,988	Splunk, Inc. (a)	3,086,236
15,841	SS&C Technologies Holdings, Inc.	873,790
16,170	Synopsys, Inc. (a)	2,540,630
10,783	Trade Desk (The), Inc., Class A (a)	3,154,890
11,690	Tyler Technologies, Inc. (a)	3,748,866
		69,277,830

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.7%
821	AutoZone, Inc. (a)	$837,683
48,703	Best Buy Co., Inc.	3,736,981
8,750	Burlington Stores, Inc. (a)	1,598,537
12,897	CarMax, Inc. (a)	949,864
7,424	Home Depot (The), Inc.	1,632,018
15,947	Ross Stores, Inc.	1,456,918
43,532	TJX (The) Cos., Inc.	2,135,245
8,207	Tractor Supply Co.	832,436
11,850	Ulta Beauty, Inc. (a)	2,582,352
		15,762,034

	Technology Hardware, Storage & Peripherals — 1.2%
13,633	Apple, Inc.	4,005,375
285,846	Hewlett Packard Enterprise Co.	2,875,611
39,965	HP, Inc.	619,857
33,293	NetApp, Inc.	1,457,235
42,657	Seagate Technology PLC	2,130,717
		11,088,795

	Textiles, Apparel & Luxury Goods — 0.3%
16,775	NIKE, Inc., Class B	1,462,444
25,666	VF Corp.	1,491,195
		2,953,639

	Tobacco — 0.1%
9,510	Philip Morris International, Inc.	709,446

	Trading Companies & Distributors — 0.9%
66,613	Fastenal Co.	2,412,723
33,710	United Rentals, Inc. (a)	4,331,735
5,585	W.W. Grainger, Inc.	1,539,114
		8,283,572

	Water Utilities — 0.4%
23,209	American Water Works Co., Inc.	2,824,303
17,048	Essential Utilities, Inc.	712,436
		3,536,739

	Wireless Telecommunication Services — 0.2%
24,802	T-Mobile US, Inc. (a)	2,177,616
	Total Common Stocks — 99.9%	900,786,541
	(Cost $922,041,553)

	Money Market Funds — 1.3%
10,699,483	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	10,699,483

Shares	Description	Value

	Money Market Funds (Continued)
707,819	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	$707,819
	Total Money Market Funds — 1.3%	11,407,302
	(Cost $11,407,302)

	Total Investments — 101.2%	912,193,843
	(Cost $933,448,855) (e)
	Net Other Assets and Liabilities — (1.2)%	(10,822,461)
	Net Assets — 100.0%	$901,371,382

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $10,476,573 and the total value of the collateral held by the Fund is $10,699,483.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $72,983,815 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $94,238,827. The net unrealized depreciation was $21,255,012.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$900,786,541	$—	$—
Money Market Funds	11,407,302	—	—
Total Investments	$912,193,843	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.7%
34,704	Aerojet Rocketdyne Holdings, Inc. (a)	$1,427,722
25,641	Axon Enterprise, Inc. (a)	1,864,357
22,352	BWX Technologies, Inc.	1,185,997
3,928	Curtiss-Wright Corp.	407,137
20,349	Mercury Systems, Inc. (a)	1,814,317
28,729	Moog, Inc., Class A	1,421,511
75,829	Spirit AeroSystems Holdings, Inc., Class A	1,680,371
		9,801,412

	Air Freight & Logistics — 0.4%
5,482	C.H. Robinson Worldwide, Inc.	388,674
29,778	XPO Logistics, Inc. (a)	1,987,384
		2,376,058

	Airlines — 1.5%
63,737	Alaska Air Group, Inc.	2,072,727
202,749	JetBlue Airways Corp. (a)	1,974,775
69,286	SkyWest, Inc.	2,144,402
140,777	Spirit Airlines, Inc. (a)	2,114,471
		8,306,375

	Auto Components — 1.2%
74,460	BorgWarner, Inc.	2,127,322
32,755	Gentex Corp.	793,981
249,429	Goodyear Tire & Rubber (The) Co.	1,788,406
22,334	Lear Corp.	2,180,915
		6,890,624

	Automobiles — 0.7%
76,687	Harley-Davidson, Inc.	1,674,077
34,416	Thor Industries, Inc.	2,278,339
		3,952,416

	Banks — 7.5%
30,549	Ameris Bancorp	776,861
85,126	Associated Banc-Corp.	1,203,682
38,363	BancorpSouth Bank	839,766
86,927	Bank OZK	1,966,289
58,222	BankUnited, Inc.	1,153,378
25,582	BOK Financial Corp.	1,324,892
47,440	Cathay General Bancorp	1,324,525
84,107	CIT Group, Inc.	1,596,351
27,084	Columbia Banking System, Inc.	730,997
49,478	Comerica, Inc.	1,724,803
14,416	Commerce Bancshares, Inc.	882,115
13,011	Cullen/Frost Bankers, Inc.	934,970
18,101	CVB Financial Corp.	376,229
42,299	East West Bancorp, Inc.	1,483,426
147,729	F.N.B. Corp.	1,195,128
2,180	First Citizens BancShares, Inc., Class A	832,760
27,044	First Financial Bankshares, Inc.	753,175
43,911	First Hawaiian, Inc.	772,394

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
135,082	First Horizon National Corp.	$1,226,545
10,672	Glacier Bancorp, Inc.	406,390
55,776	Hancock Whitney Corp.	1,166,276
90,806	Home BancShares, Inc.	1,392,056
45,421	Investors Bancorp, Inc.	422,870
55,030	Old National Bancorp	779,775
81,009	PacWest Bancorp	1,639,622
65,687	People’s United Financial, Inc.	833,568
19,335	Pinnacle Financial Partners, Inc.	778,234
41,477	Popular, Inc.	1,600,597
7,522	Prosperity Bancshares, Inc.	450,793
9,030	Signature Bank	967,835
138,917	Sterling Bancorp	1,712,847
62,003	Synovus Financial Corp.	1,302,683
15,650	UMB Financial Corp.	795,646
99,887	Umpqua Holdings Corp.	1,251,085
31,449	United Bankshares, Inc.	942,212
99,294	Valley National Bancorp	830,098
47,544	Webster Financial Corp.	1,343,118
11,857	Western Alliance Bancorp	425,429
33,134	Wintrust Financial Corp.	1,388,315
40,687	Zions Bancorp N.A.	1,286,116
		42,813,851

	Beverages — 0.4%
4,937	Boston Beer (The) Co., Inc., Class A (a)	2,303,160

	Biotechnology — 3.4%
42,949	ACADIA Pharmaceuticals, Inc. (a)	2,074,866
20,192	Acceleron Pharma, Inc. (a)	1,827,982
10,229	Agios Pharmaceuticals, Inc. (a)	420,821
37,844	Arrowhead Pharmaceuticals, Inc. (a)	1,302,969
6,206	Blueprint Medicines Corp. (a)	365,099
34,229	CRISPR Therapeutics AG (a)	1,684,067
63,227	Exelixis, Inc. (a)	1,561,391
20,888	FibroGen, Inc. (a)	770,558
15,351	Ionis Pharmaceuticals, Inc. (a)	852,441
36,353	Moderna, Inc. (a)	1,671,874
40,028	Momenta Pharmaceuticals, Inc. (a)	1,268,888
16,772	Neurocrine Biosciences, Inc. (a)	1,646,004
24,406	PTC Therapeutics, Inc. (a)	1,242,754
11,130	Sarepta Therapeutics, Inc. (a)	1,312,004
24,505	Ultragenyx Pharmaceutical, Inc. (a)	1,480,837
		19,482,555

	Building Products — 1.8%
9,599	A.O. Smith Corp.	406,806
36,982	Advanced Drainage Systems, Inc.	1,499,250
13,709	Armstrong World Industries, Inc.	1,056,690
16,782	Fortune Brands Home & Security, Inc.	808,893
1,996	Lennox International, Inc.	372,613
37,405	Owens Corning	1,621,881
23,422	Simpson Manufacturing Co., Inc.	1,688,726

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
18,114	Trex Co., Inc. (a)	$1,724,815
29,276	Universal Forest Products, Inc.	1,203,829
		10,383,503

	Capital Markets — 2.4%
58,668	Ares Management Corp., Class A	1,968,311
23,955	Cohen & Steers, Inc.	1,383,162
11,254	Eaton Vance Corp.	413,022
31,517	Evercore, Inc., Class A	1,626,277
76,204	Federated Hermes, Inc.	1,735,165
16,813	Interactive Brokers Group, Inc., Class A	689,333
159,877	Invesco Ltd.	1,378,140
15,404	Lazard Ltd., Class A	423,610
13,335	LPL Financial Holdings, Inc.	803,034
9,366	Morningstar, Inc.	1,460,721
7,831	SEI Investments Co.	399,068
26,375	Stifel Financial Corp.	1,167,885
		13,447,728

	Chemicals — 2.9%
12,877	Albemarle Corp.	791,034
36,241	Ashland Global Holdings, Inc.	2,235,707
11,029	Balchem Corp.	984,228
40,028	CF Industries Holdings, Inc.	1,100,770
31,165	Eastman Chemical Co.	1,885,794
86,823	Element Solutions, Inc. (a)	889,936
125,752	Huntsman Corp.	2,113,891
948	NewMarket Corp.	390,045
24,398	RPM International, Inc.	1,620,271
17,721	Scotts Miracle-Gro (The) Co.	2,197,936
27,724	Valvoline, Inc.	476,576
38,032	Westlake Chemical Corp.	1,652,490
		16,338,678

	Commercial Services & Supplies — 1.2%
168,018	ADT, Inc.	962,743
16,084	Brady Corp., Class A	700,297
7,069	Clean Harbors, Inc. (a)	377,697
10,759	MSA Safety, Inc.	1,210,710
14,941	Stericycle, Inc. (a)	729,121
25,695	Tetra Tech, Inc.	1,934,320
7,207	UniFirst Corp.	1,211,857
		7,126,745

	Communications Equipment — 0.8%
9,116	Ciena Corp. (a)	421,615
3,403	F5 Networks, Inc. (a)	473,902
18,962	Juniper Networks, Inc.	409,579
24,622	Lumentum Holdings, Inc. (a)	1,992,166
97,125	Viavi Solutions, Inc. (a)	1,173,270
		4,470,532

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 1.0%
17,756	EMCOR Group, Inc.	$1,128,039
55,441	MasTec, Inc. (a)	1,990,332
45,751	Quanta Services, Inc.	1,663,506
6,849	Valmont Industries, Inc.	802,977
		5,584,854

	Construction Materials — 0.1%
6,212	Eagle Materials, Inc.	378,994

	Consumer Finance — 0.8%
5,059	FirstCash, Inc.	363,439
191,515	Navient Corp.	1,459,344
104,363	Santander Consumer USA Holdings, Inc. (b)	1,627,019
151,427	SLM Corp.	1,262,901
		4,712,703

	Containers & Packaging — 0.9%
10,938	AptarGroup, Inc.	1,171,241
21,532	Berry Global Group, Inc. (a)	856,758
59,495	Graphic Packaging Holding Co.	794,258
12,539	Packaging Corp. of America	1,211,894
12,505	Silgan Holdings, Inc.	431,423
15,660	Sonoco Products Co.	764,835
		5,230,409

	Distributors — 0.3%
7,378	Pool Corp.	1,561,627

	Diversified Consumer Services — 1.2%
3,557	Bright Horizons Family Solutions, Inc. (a)	414,213
40,572	Chegg, Inc. (a)	1,734,453
20,869	frontdoor, Inc. (a)	807,839
9,515	Grand Canyon Education, Inc. (a)	818,480
51,551	H&R Block, Inc.	858,324
12,983	Strategic Education, Inc.	2,068,192
		6,701,501

	Diversified Financial Services — 0.7%
43,346	Cannae Holdings, Inc. (a)	1,367,566
132,743	Jefferies Financial Group, Inc.	1,821,234
17,900	Voya Financial, Inc.	808,543
		3,997,343

	Diversified Telecommunication Services — 0.7%
17,710	Cogent Communications Holdings, Inc.	1,484,629
31,852	GCI Liberty, Inc., Class A (a)	1,937,557
32,505	Iridium Communications, Inc. (a)	731,525
		4,153,711

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 1.0%
11,962	ALLETE, Inc.	$688,533
4,134	IDACORP, Inc.	379,419
11,086	MGE Energy, Inc.	716,821
66,566	NRG Energy, Inc.	2,231,958
23,620	OGE Energy Corp.	744,502
9,550	PNM Resources, Inc.	386,679
7,570	Portland General Electric Co.	354,200
		5,502,112

	Electrical Equipment — 1.2%
16,948	Acuity Brands, Inc.	1,467,527
14,658	EnerSys	855,881
19,476	Generac Holdings, Inc. (a)	1,897,741
9,488	Hubbell, Inc.	1,180,592
23,061	Regal Beloit Corp.	1,637,562
		7,039,303

	Electronic Equipment, Instruments & Components — 1.1%
14,459	Avnet, Inc.	434,059
13,390	Dolby Laboratories, Inc., Class A	803,802
3,291	IPG Photonics Corp. (a)	425,625
19,501	Itron, Inc. (a)	1,361,560
14,765	Jabil, Inc.	419,916
2,721	Littelfuse, Inc.	395,198
10,971	National Instruments Corp.	421,506
19,859	SYNNEX Corp.	1,738,854
		6,000,520

	Energy Equipment & Services — 0.3%
92,759	Helmerich & Payne, Inc.	1,833,845

	Entertainment — 0.8%
178,077	Cinemark Holdings, Inc.	2,542,939
264,905	Zynga, Inc., Class A (a)	1,997,384
		4,540,323

	Equity Real Estate Investment Trusts — 5.8%
17,589	Agree Realty Corp.	1,145,220
46,929	American Homes 4 Rent, Class A	1,132,866
21,323	Americold Realty Trust	652,271
158,308	Apple Hospitality REIT, Inc.	1,532,421
34,498	Brandywine Realty Trust	384,998
152,808	Brixmor Property Group, Inc.	1,749,652
9,394	CoreSite Realty Corp.	1,138,459
16,399	Corporate Office Properties Trust	433,262
13,547	CubeSmart	341,384
23,509	CyrusOne, Inc.	1,649,156
3,474	EastGroup Properties, Inc.	368,244
59,937	EPR Properties	1,763,346
57,225	Equity Commonwealth	1,942,789
21,843	First Industrial Realty Trust, Inc.	825,010
12,994	Healthcare Realty Trust, Inc.	381,894
10,247	Highwoods Properties, Inc.	397,686

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
15,249	Iron Mountain, Inc.	$368,721
5,698	Kilroy Realty Corp.	354,757
73,096	Lexington Realty Trust	763,853
7,677	Life Storage, Inc.	672,428
257,847	Macerich (The) Co. (b)	1,926,117
41,241	Paramount Group, Inc.	397,976
229,406	Park Hotels & Resorts, Inc.	2,181,651
133,304	Pebblebrook Hotel Trust	1,578,319
41,101	Piedmont Office Realty Trust, Inc., Class A	713,102
2,678	PS Business Parks, Inc.	345,703
18,769	QTS Realty Trust, Inc., Class A	1,173,626
26,548	Rexford Industrial Realty, Inc.	1,081,035
66,469	Sabra Health Care REIT, Inc.	852,133
336,038	Service Properties Trust	2,328,743
125,001	Sunstone Hotel Investors, Inc.	1,148,759
21,038	Terreno Realty Corp.	1,153,303
		32,878,884

	Food & Staples Retailing — 0.8%
71,244	BJ’s Wholesale Club Holdings, Inc. (a)	1,874,430
2,740	Casey’s General Stores, Inc.	414,863
14,681	Performance Food Group Co. (a)	430,887
81,970	US Foods Holding Corp. (a)	1,762,355
		4,482,535

	Food Products — 1.0%
75,726	Darling Ingredients, Inc. (a)	1,559,198
14,421	Ingredion, Inc.	1,170,985
2,999	J&J Snack Foods Corp.	380,963
2,509	Lancaster Colony Corp.	337,787
60,086	Pilgrim’s Pride Corp. (a)	1,321,892
387	Seaboard Corp.	1,165,296
		5,936,121

	Gas Utilities — 0.8%
29,197	National Fuel Gas Co.	1,197,077
10,683	New Jersey Resources Corp.	360,872
4,340	ONE Gas, Inc.	345,941
14,516	South Jersey Industries, Inc.	415,013
10,435	Southwest Gas Holdings, Inc.	790,973
4,872	Spire, Inc.	355,461
27,216	UGI Corp.	821,379
		4,286,716

	Health Care Equipment & Supplies — 2.9%
2,500	ABIOMED, Inc. (a)	478,125
17,067	Globus Medical, Inc., Class A (a)	810,000
10,925	Haemonetics Corp. (a)	1,243,047
5,774	Integer Holdings Corp. (a)	429,932
8,125	Integra LifeSciences Holdings Corp. (a)	414,781

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
10,246	Masimo Corp. (a)	$2,191,722
16,252	Neogen Corp. (a)	1,017,213
10,890	Nevro Corp. (a)	1,281,100
21,558	Novocure Ltd. (a)	1,418,516
14,327	NuVasive, Inc. (a)	872,228
11,248	Penumbra, Inc. (a)	1,994,495
14,842	Quidel Corp. (a)	2,063,038
28,199	Tandem Diabetes Care, Inc. (a)	2,249,716
		16,463,913

	Health Care Providers & Services — 2.1%
59,333	Acadia Healthcare Co., Inc. (a)	1,424,585
9,886	Amedisys, Inc. (a)	1,820,606
6,278	AMN Healthcare Services, Inc. (a)	294,940
4,189	Chemed Corp.	1,745,012
5,668	Encompass Health Corp.	375,505
20,857	Guardant Health, Inc. (a)	1,605,155
14,347	HealthEquity, Inc. (a)	807,306
12,943	LHC Group, Inc. (a)	1,682,461
2,597	Molina Healthcare, Inc. (a)	425,830
96,779	Select Medical Holdings Corp. (a)	1,652,017
		11,833,417

	Health Care Technology — 0.6%
16,602	Omnicell, Inc. (a)	1,210,286
11,706	Teladoc Health, Inc. (a)	1,926,690
		3,136,976

	Hotels, Restaurants & Leisure — 1.8%
75,503	Boyd Gaming Corp.	1,260,145
14,101	Churchill Downs, Inc.	1,413,202
17,444	Cracker Barrel Old Country Store, Inc.	1,699,045
7,577	Hyatt Hotels Corp., Class A	426,282
13,060	Marriott Vacations Worldwide Corp.	1,083,980
86,068	Penn National Gaming, Inc. (a)	1,533,732
14,905	Planet Fitness, Inc., Class A (a)	899,219
17,574	Texas Roadhouse, Inc.	827,560
48,780	Wendy’s (The) Co.	968,771
16,725	Wyndham Destinations, Inc.	427,658
		10,539,594

	Household Durables — 2.4%
10,079	Helen of Troy Ltd. (a)	1,655,778
100,254	KB Home	2,630,665
27,206	Leggett & Platt, Inc.	955,747
23,802	Mohawk Industries, Inc. (a)	2,087,912
8,303	Tempur Sealy International, Inc. (a)	446,286
94,265	Toll Brothers, Inc.	2,264,245
20,263	TopBuild Corp. (a)	1,888,309

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
16,920	Whirlpool Corp.	$1,890,641
		13,819,583

	Independent Power and Renewable Electricity Producers — 0.2%
21,455	Ormat Technologies, Inc.	1,339,007

	Industrial Conglomerates — 0.2%
11,588	Carlisle Cos., Inc.	1,401,684

	Insurance — 4.1%
10,357	American Financial Group, Inc.	686,048
22,027	American National Insurance Co.	1,773,173
56,289	Assured Guaranty Ltd.	1,673,472
73,111	Athene Holding Ltd., Class A (a)	1,973,997
18,779	Axis Capital Holdings Ltd.	687,311
11,409	Enstar Group Ltd. (a)	1,649,970
4,897	Erie Indemnity Co., Class A	871,960
34,229	First American Financial Corp.	1,578,641
8,014	Hanover Insurance Group (The), Inc.	804,445
14,640	Kemper Corp.	984,101
118,990	Old Republic International Corp.	1,897,891
4,102	Primerica, Inc.	426,239
12,940	Reinsurance Group of America, Inc.	1,354,559
12,152	RenaissanceRe Holdings Ltd.	1,774,314
12,382	RLI Corp.	901,781
14,604	Selective Insurance Group, Inc.	732,099
120,892	Unum Group	2,109,565
1,595	White Mountains Insurance Group Ltd.	1,551,935
		23,431,501

	Interactive Media & Services — 0.5%
41,739	TripAdvisor, Inc.	833,528
50,378	Zillow Group, Inc., Class C (a)	2,214,617
		3,048,145

	Internet & Direct Marketing Retail — 0.1%
9,441	Etsy, Inc. (a)	612,438

	IT Services — 2.0%
18,753	Black Knight, Inc. (a)	1,323,399
8,594	CACI International, Inc., Class A (a)	2,149,703
27,810	DXC Technology Co.	504,195
37,286	Genpact Ltd.	1,283,757
35,098	KBR, Inc.	711,085
12,472	MAXIMUS, Inc.	839,615
13,290	MongoDB, Inc. (a)	2,154,708
39,794	Perspecta, Inc.	858,357
183,602	Sabre Corp.	1,334,787

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
4,863	Science Applications International Corp.	$397,113
		11,556,719

	Leisure Products — 0.3%
41,194	Mattel, Inc. (a)	359,212
22,612	Polaris, Inc.	1,603,869
		1,963,081

	Life Sciences Tools & Services — 2.3%
4,141	Bio-Rad Laboratories, Inc., Class A (a)	1,822,454
3,828	Bio-Techne Corp.	861,300
20,241	Bruker Corp.	795,876
11,502	Charles River Laboratories International, Inc. (a)	1,663,994
24,729	Medpace Holdings, Inc. (a)	1,974,858
65,723	NeoGenomics, Inc. (a)	1,796,867
13,111	PRA Health Sciences, Inc. (a)	1,265,212
18,796	Repligen Corp. (a)	2,183,156
18,413	Syneos Health, Inc. (a)	1,027,261
		13,390,978

	Machinery — 3.1%
7,681	AGCO Corp.	405,864
33,388	Allison Transmission Holdings, Inc.	1,213,320
26,028	Barnes Group, Inc.	998,955
7,380	Crane Co.	401,841
22,343	Graco, Inc.	997,838
8,001	ITT, Inc.	421,813
4,887	John Bean Technologies Corp.	375,028
5,259	Lincoln Electric Holdings, Inc.	423,402
25,521	Middleby (The) Corp. (a)	1,419,733
5,374	Nordson Corp.	864,730
22,566	Oshkosh Corp.	1,523,882
4,768	Proto Labs, Inc. (a)	484,381
32,017	Rexnord Corp.	873,104
13,340	Snap-on, Inc.	1,738,069
56,111	Timken (The) Co.	2,108,651
27,879	Toro (The) Co.	1,778,959
17,150	Watts Water Technologies, Inc., Class A	1,413,160
		17,442,730

	Marine — 0.2%
25,047	Kirby Corp. (a)	1,338,011

	Media — 1.4%
1,104	Cable One, Inc.	2,111,798
44,833	Interpublic Group of (The) Cos., Inc.	761,264
106,117	Liberty Latin America Ltd., Class C (a)	1,097,250

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
47,270	New York Times (The) Co., Class A	$1,537,220
161,747	News Corp., Class A	1,602,913
100,254	TEGNA, Inc.	1,074,723
		8,185,168

	Metals & Mining — 0.8%
20,717	Reliance Steel & Aluminum Co.	1,855,829
4,138	Royal Gold, Inc.	507,029
80,505	Steel Dynamics, Inc.	1,953,856
		4,316,714

	Mortgage Real Estate Investment Trusts — 1.2%
244,555	Apollo Commercial Real Estate Finance, Inc.	1,993,123
159,525	Chimera Investment Corp. (b)	1,239,509
1,170,710	MFA Financial, Inc.	2,048,743
289,757	New Residential Investment Corp.	1,764,620
		7,045,995

	Multiline Retail — 1.2%
124,372	Kohl’s Corp.	2,295,907
369,572	Macy’s, Inc. (b)	2,165,692
94,634	Nordstrom, Inc.	1,777,227
7,831	Ollie’s Bargain Outlet Holdings, Inc. (a)	531,803
		6,770,629

	Multi-Utilities — 0.5%
17,083	Avista Corp.	735,252
5,668	Black Hills Corp.	351,076
50,640	MDU Resources Group, Inc.	1,137,375
12,132	NorthWestern Corp.	699,895
		2,923,598

	Oil, Gas & Consumable Fuels — 5.9%
42,225	Cabot Oil & Gas Corp.	912,904
64,691	Cimarex Energy Co.	1,644,445
109,776	CVR Energy, Inc. (b)	2,618,158
210,084	Devon Energy Corp.	2,619,747
74,035	HollyFrontier Corp.	2,446,116
551,550	Marathon Oil Corp.	3,375,486
296,020	Murphy Oil Corp. (b)	3,510,797
672,074	Ovintiv, Inc. (b)	4,254,228
316,684	Parsley Energy, Inc., Class A	2,992,664
256,299	PBF Energy, Inc., Class A	2,921,809
210,084	Targa Resources Corp.	2,722,689
594,951	WPX Energy, Inc. (a)	3,647,050
		33,666,093

	Pharmaceuticals — 0.9%
34,930	Catalent, Inc. (a)	2,415,410
36,757	Horizon Therapeutics PLC (a)	1,324,722

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
3,639	Jazz Pharmaceuticals PLC (a)	$401,200
7,547	Perrigo Co. PLC	402,255
2,515	Reata Pharmaceuticals, Inc., Class A (a)	397,772
		4,941,359

	Professional Services — 1.6%
41,101	ASGN, Inc. (a)	1,909,142
20,188	Exponent, Inc.	1,419,822
15,150	FTI Consulting, Inc. (a)	1,929,504
9,730	Insperity, Inc.	464,218
27,396	ManpowerGroup, Inc.	2,033,879
19,227	Robert Half International, Inc.	908,860
9,637	TriNet Group, Inc. (a)	471,924
		9,137,349

	Real Estate Management & Development — 0.5%
7,184	Howard Hughes (The) Corp. (a)	389,085
10,782	Jones Lang LaSalle, Inc.	1,138,364
81,129	Kennedy-Wilson Holdings, Inc.	1,147,975
		2,675,424

	Road & Rail — 0.4%
2,499	AMERCO	700,045
33,194	Knight-Swift Transportation Holdings, Inc.	1,234,153
3,785	Landstar System, Inc.	391,028
		2,325,226

	Semiconductors & Semiconductor Equipment — 2.6%
12,718	Cabot Microelectronics Corp.	1,558,464
22,119	Cirrus Logic, Inc. (a)	1,672,196
56,197	Enphase Energy, Inc. (a)	2,631,705
32,425	Entegris, Inc.	1,758,408
22,920	Inphi Corp. (a)	2,212,697
8,669	Monolithic Power Systems, Inc.	1,733,020
58,348	ON Semiconductor Corp. (a)	936,193
12,326	Power Integrations, Inc.	1,261,566
4,249	Silicon Laboratories, Inc. (a)	413,088
5,508	Universal Display Corp.	826,861
		15,004,198

	Software — 7.1%
30,056	ACI Worldwide, Inc. (a)	823,534
19,067	Alteryx, Inc., Class A (a)	2,158,003
7,634	Aspen Technology, Inc. (a)	780,577
24,324	Avalara, Inc. (a)	2,173,836
34,491	Blackline, Inc. (a)	2,094,983
138,344	Cloudera, Inc. (a)	1,145,488
80,204	Dropbox, Inc., Class A (a)	1,685,888
13,006	Elastic N.V. (a)	834,205
13,497	Envestnet, Inc. (a)	843,833
17,061	Everbridge, Inc. (a)	1,900,254

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
23,733	Five9, Inc. (a)	$2,199,337
8,175	HubSpot, Inc. (a)	1,378,550
14,546	J2 Global, Inc.	1,172,990
7,284	Manhattan Associates, Inc. (a)	516,727
30,843	Mimecast Ltd. (a)	1,261,479
7,848	New Relic, Inc. (a)	421,359
64,884	Nuance Communications, Inc. (a)	1,310,657
12,327	Paylocity Holding Corp. (a)	1,411,811
15,286	Pegasystems, Inc.	1,278,215
10,613	Proofpoint, Inc. (a)	1,291,921
5,929	PTC, Inc. (a)	410,583
12,289	Q2 Holdings, Inc. (a)	979,679
20,860	Qualys, Inc. (a)	2,199,478
33,503	Rapid7, Inc. (a)	1,526,062
27,427	RealPage, Inc. (a)	1,768,767
43,715	Smartsheet, Inc., Class A (a)	2,304,655
46,321	SolarWinds Corp. (a)	786,531
16,880	Verint Systems, Inc. (a)	721,451
17,009	Zendesk, Inc. (a)	1,307,652
29,816	Zscaler, Inc. (a)	2,000,057
		40,688,562

	Specialty Retail — 3.5%
15,932	Aaron’s, Inc.	508,390
7,778	Advance Auto Parts, Inc.	940,438
64,668	AutoNation, Inc. (a)	2,408,236
26,351	Carvana Co. (a) (b)	2,110,979
85,353	Dick’s Sporting Goods, Inc.	2,508,525
11,309	Floor & Decor Holdings, Inc., Class A (a)	479,502
82,295	Foot Locker, Inc.	2,109,221
206,204	Gap (The), Inc.	1,674,376
17,749	Lithia Motors, Inc., Class A	1,962,329
4,302	Murphy USA, Inc. (a)	459,454
51,846	Penske Automotive Group, Inc.	1,865,419
7,224	RH (a)	1,038,667
34,141	Williams-Sonoma, Inc.	2,111,279
		20,176,815

	Technology Hardware, Storage & Peripherals — 0.7%
82,016	NCR Corp. (a)	1,682,968
29,506	Pure Storage, Inc., Class A (a)	424,887
95,808	Xerox Holdings Corp.	1,752,328
		3,860,183

	Textiles, Apparel & Luxury Goods — 2.2%
11,043	Carter’s, Inc.	863,563
5,201	Columbia Sportswear Co.	379,101
10,834	Deckers Outdoor Corp. (a)	1,611,666
184,457	Hanesbrands, Inc.	1,833,503
48,210	PVH Corp.	2,373,378
21,722	Ralph Lauren Corp.	1,602,649
45,862	Skechers U.S.A., Inc., Class A (a)	1,292,391

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
31,245	Steven Madden Ltd.	$783,312
140,124	Tapestry, Inc.	2,085,045
		12,824,608

	Thrifts & Mortgage Finance — 0.8%
68,892	Essent Group Ltd.	1,882,129
285,763	MGIC Investment Corp.	2,088,928
38,650	New York Community Bancorp, Inc.	419,739
		4,390,796

	Trading Companies & Distributors — 1.1%
81,960	Air Lease Corp.	2,143,254
25,531	HD Supply Holdings, Inc. (a)	757,760
19,806	MSC Industrial Direct Co., Inc., Class A	1,181,230
24,648	SiteOne Landscape Supply, Inc. (a)	2,184,552
		6,266,796

	Transportation Infrastructure — 0.2%
43,120	Macquarie Infrastructure Corp.	1,189,681

	Water Utilities — 0.2%
17,760	American States Water Co.	1,409,611
	Total Common Stocks — 100.0%	571,631,720
	(Cost $614,297,257)

	Money Market Funds — 1.7%
9,746,240	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	9,746,240
378,773	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -0.07% (c)	378,773
	Total Money Market Funds — 1.7%	10,125,013
	(Cost $10,125,013)

	Total Investments — 101.7%	581,756,733
	(Cost $624,422,270) (e)
	Net Other Assets and Liabilities — (1.7)%	(9,985,429)
	Net Assets — 100.0%	$571,771,304

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $9,453,885 and the total value of the collateral held by the Fund is $9,746,240.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,053,256 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $92,718,793. The net unrealized depreciation was $42,665,537.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$571,631,720	$—	$—
Money Market Funds	10,125,013	—	—
Total Investments	$581,756,733	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.7%
31,609	AAR Corp.	$618,904
4,534	Cubic Corp.	173,244
54,071	Kratos Defense & Security Solutions, Inc. (a)	812,146
70,068	Maxar Technologies, Inc.	883,558
		2,487,852

	Air Freight & Logistics — 0.4%
20,471	Air Transport Services Group, Inc. (a)	414,333
7,391	Forward Air Corp.	381,376
12,341	Hub Group, Inc., Class A (a)	593,725
		1,389,434

	Airlines — 0.4%
2,286	Allegiant Travel Co.	179,405
89,607	Hawaiian Holdings, Inc.	1,290,341
		1,469,746

	Auto Components — 1.3%
103,651	American Axle & Manufacturing Holdings, Inc. (a)	447,772
57,386	Cooper Tire & Rubber Co.	1,216,009
119,776	Dana, Inc.	1,377,424
3,383	Dorman Products, Inc. (a)	213,400
4,454	Fox Factory Holding Corp. (a)	227,199
5,962	Gentherm, Inc. (a)	223,217
5,598	LCI Industries	485,459
8,999	Standard Motor Products, Inc.	366,169
3,900	Visteon Corp. (a)	235,170
		4,791,819

	Automobiles — 0.2%
13,460	Winnebago Industries, Inc.	597,220

	Banks — 7.7%
11,540	1st Source Corp.	400,784
8,547	Atlantic Union Bankshares Corp.	204,017
11,321	Banner Corp.	435,066
37,774	Berkshire Hills Bancorp, Inc.	643,669
78,502	Boston Private Financial Holdings, Inc.	596,615
16,588	Brookline Bancorp, Inc.	169,363
114,261	Cadence BanCorp	756,408
11,250	City Holding Co.	760,388
13,917	ConnectOne Bancorp, Inc.	207,920
18,580	Eagle Bancorp, Inc.	651,786
6,699	Enterprise Financial Services Corp.	205,927
28,459	FB Financial Corp.	635,774
24,318	First Bancorp	646,616
140,671	First BanCorp	820,112
21,868	First Busey Corp.	402,809
40,943	First Commonwealth Financial Corp.	389,777
37,649	First Financial Bancorp	579,042

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
12,976	First Interstate BancSystem, Inc., Class A	$438,589
14,127	First Merchants Corp.	399,935
28,276	First Midwest Bancorp, Inc.	417,919
32,568	Fulton Financial Corp.	380,720
27,267	German American Bancorp, Inc.	810,648
27,410	Great Western Bancorp, Inc.	515,308
18,586	Heartland Financial USA, Inc.	631,366
18,709	Heritage Financial Corp.	375,115
49,492	Hilltop Holdings, Inc.	955,196
68,284	Hope Bancorp, Inc.	679,426
8,715	Independent Bank Corp.	635,236
31,609	Independent Bank Group, Inc.	958,069
20,881	International Bancshares Corp.	605,340
15,274	Lakeland Financial Corp.	646,548
15,653	National Bank Holdings Corp., Class A	416,057
5,777	NBT Bancorp, Inc.	191,392
11,756	OceanFirst Financial Corp.	198,089
33,474	OFG Bancorp	421,103
39,721	Pacific Premier Bancorp, Inc.	848,043
2,407	Park National Corp.	192,512
5,537	Preferred Bank	211,237
25,705	Renasant Corp.	674,242
6,843	S&T Bancorp, Inc.	182,777
8,268	Sandy Spring Bancorp, Inc.	210,834
20,435	Seacoast Banking Corp. of Florida (a)	459,174
25,527	ServisFirst Bancshares, Inc.	906,719
20,339	Simmons First National Corp., Class A	380,339
6,374	South State Corp.	368,672
18,472	Southside Bancshares, Inc.	561,734
7,821	Tompkins Financial Corp.	527,996
20,681	TowneBank	417,756
12,550	TriCo Bancshares	378,006
28,782	Triumph Bancorp, Inc. (a)	797,549
16,057	Trustmark Corp.	427,277
10,218	United Community Banks, Inc.	216,060
13,393	Veritex Holdings, Inc.	235,181
15,785	WesBanco, Inc.	389,574
9,552	Westamerica Bancorporation	601,776
		27,169,587

	Beverages — 0.1%
4,392	National Beverage Corp. (a)	220,610

	Biotechnology — 4.4%
23,256	Alector, Inc. (a)	574,888
80,998	Amicus Therapeutics, Inc. (a)	956,586
22,270	Arena Pharmaceuticals, Inc. (a)	1,090,562
34,283	CareDx, Inc. (a)	870,102
13,969	ChemoCentryx, Inc. (a)	740,497
21,374	Denali Therapeutics, Inc. (a)	467,236
50,920	Dicerna Pharmaceuticals, Inc. (a)	1,003,124

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
3,641	Enanta Pharmaceuticals, Inc. (a)	$168,833
24,120	Epizyme, Inc. (a)	397,015
42,119	Fate Therapeutics, Inc. (a)	1,153,218
52,001	Halozyme Therapeutics, Inc. (a)	1,178,083
23,344	Insmed, Inc. (a)	536,912
27,374	Invitae Corp. (a) (b)	453,040
92,711	Ironwood Pharmaceuticals, Inc. (a)	927,110
48,699	Karyopharm Therapeutics, Inc. (a)	1,073,813
18,792	Natera, Inc. (a)	696,056
9,448	Principia Biopharma, Inc. (a)	587,477
57,042	TG Therapeutics, Inc. (a)	670,814
3,947	uniQure N.V. (a)	251,187
30,782	Veracyte, Inc. (a)	830,190
31,312	Xencor, Inc. (a)	915,250
		15,541,993

	Building Products — 1.7%
19,365	AAON, Inc.	922,548
164,114	Cornerstone Building Brands, Inc. (a)	874,728
14,427	CSW Industrials, Inc.	955,644
4,362	Gibraltar Industries, Inc. (a)	201,961
29,585	Griffon Corp.	485,490
26,571	Patrick Industries, Inc.	1,095,257
89,203	PGT Innovations, Inc. (a)	922,359
115,971	Resideo Technologies, Inc. (a)	594,931
		6,052,918

	Capital Markets — 2.0%
8,711	Artisan Partners Asset Management, Inc., Class A	256,452
74,239	BGC Partners, Inc., Class A	229,770
62,109	Blucora, Inc. (a)	873,873
32,522	Focus Financial Partners, Inc., Class A (a)	775,975
10,153	Hamilton Lane, Inc., Class A	658,422
17,945	Houlihan Lokey, Inc.	1,065,574
5,158	INTL. FCStone, Inc. (a)	206,114
6,661	Moelis & Co., Class A	198,964
11,100	Piper Sandler Cos.	598,401
21,556	PJT Partners, Inc., Class A	1,048,484
82,201	Waddell & Reed Financial, Inc., Class A	1,196,024
		7,108,053

	Chemicals — 2.1%
21,491	Cabot Corp.	728,330
21,095	Chemours (The) Co.	247,444
20,091	H.B. Fuller Co.	739,148
5,389	Innospec, Inc.	390,810
71,273	Livent Corp. (a)	441,893
20,643	Minerals Technologies, Inc.	909,118
48,096	Olin Corp.	642,082
100,315	Orion Engineered Carbons S.A.	913,870
19,725	PolyOne Corp.	459,395

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
51,489	PQ Group Holdings, Inc. (a)	$603,451
4,299	Sensient Technologies Corp.	205,449
4,234	Stepan Co.	403,924
41,323	Trinseo S.A.	845,055
		7,529,969

	Commercial Services & Supplies — 2.9%
15,357	ABM Industries, Inc.	529,663
33,832	BrightView Holdings, Inc. (a)	433,726
19,160	Casella Waste Systems, Inc., Class A (a)	888,641
21,882	Covanta Holding Corp.	170,242
7,217	Deluxe Corp.	203,303
26,847	Harsco Corp. (a)	267,933
7,829	Healthcare Services Group, Inc.	199,561
33,712	Herman Miller, Inc.	759,869
29,713	HNI Corp.	723,214
123,743	Interface, Inc.	1,143,385
62,365	KAR Auction Services, Inc.	934,228
72,512	Knoll, Inc.	845,490
10,720	McGrath RentCorp	584,776
18,036	SP Plus Corp. (a)	380,379
94,781	Steelcase, Inc., Class A	1,037,852
12,311	US Ecology, Inc.	403,555
26,434	Viad Corp.	633,623
		10,139,440

	Communications Equipment — 0.7%
82,151	CommScope Holding Co., Inc. (a)	904,482
11,707	EchoStar Corp., Class A (a)	369,356
176,501	Infinera Corp. (a)	1,088,129
7,903	NetScout Systems, Inc. (a)	209,271
		2,571,238

	Construction & Engineering — 1.0%
14,125	Arcosa, Inc.	526,439
15,353	Comfort Systems USA, Inc.	511,255
29,172	Dycom Industries, Inc. (a)	951,007
12,320	Granite Construction, Inc.	202,541
47,066	Primoris Services Corp.	734,700
55,405	WillScot Corp. (a)	645,468
		3,571,410

	Construction Materials — 0.2%
37,417	Summit Materials, Inc., Class A (a)	565,371

	Consumer Finance — 0.6%
32,012	Encore Capital Group, Inc. (a)	831,672
14,741	Green Dot Corp., Class A (a)	449,600
16,485	Nelnet, Inc., Class A	793,753
6,748	PRA Group, Inc. (a)	187,190
		2,262,215

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.2%
18,057	Greif, Inc., Class A	$611,952
26,311	O-I Glass, Inc.	216,802
		828,754

	Distributors — 0.1%
6,551	Core-Mark Holding Co., Inc.	188,276

	Diversified Consumer Services — 0.6%
20,951	Adtalem Global Education, Inc. (a)	665,613
2,742	Graham Holdings Co., Class B	1,069,407
35,606	Laureate Education, Inc., Class A (a)	337,189
17,344	Perdoceo Education Corp. (a)	225,472
		2,297,681

	Diversified Telecommunication Services — 0.4%
8,340	Bandwidth, Inc., Class A (a)	680,211
77,634	Vonage Holdings Corp. (a)	649,020
		1,329,231

	Electric Utilities — 0.1%
4,211	Otter Tail Corp.	186,884

	Electrical Equipment — 1.3%
17,763	Atkore International Group, Inc. (a)	432,351
26,612	AZZ, Inc.	835,351
13,365	Encore Wire Corp.	611,850
211,406	Plug Power, Inc. (a) (b)	884,734
37,051	Sunrun, Inc. (a)	519,825
16,799	Vicor Corp. (a)	893,203
85,623	Vivint Solar, Inc. (a) (b)	542,850
		4,720,164

	Electronic Equipment, Instruments & Components — 2.3%
10,469	Badger Meter, Inc.	617,985
5,186	Belden, Inc.	177,309
18,719	Benchmark Electronics, Inc.	386,735
7,519	CTS Corp.	174,140
5,975	ePlus, Inc. (a)	422,731
12,609	FARO Technologies, Inc. (a)	692,108
13,320	Insight Enterprises, Inc. (a)	723,143
13,984	Knowles Corp. (a)	217,451
28,311	Methode Electronics, Inc.	849,896
33,261	MTS Systems Corp.	707,462
5,426	OSI Systems, Inc. (a)	392,734
9,081	PC Connection, Inc.	417,272
6,854	Plexus Corp. (a)	429,677
1,979	Rogers Corp. (a)	219,748
20,574	Sanmina Corp. (a)	570,517
54,282	TTM Technologies, Inc. (a)	629,129
38,953	Vishay Intertechnology, Inc.	646,230
		8,274,267

Shares	Description	Value

	Common Stocks (Continued)

	Energy Equipment & Services — 2.9%
162,688	Apergy Corp. (a) (b)	$1,498,356
248,792	Archrock, Inc.	1,196,690
72,372	Core Laboratories N.V.	1,419,215
570,410	Helix Energy Solutions Group, Inc. (a)	1,448,841
639,636	NexTier Oilfield Solutions, Inc. (a)	1,483,956
318,455	Patterson-UTI Energy, Inc.	1,175,099
374,185	ProPetro Holding Corp. (a)	1,586,544
181,649	RPC, Inc. (b)	619,423
		10,428,124

	Equity Real Estate Investment Trusts — 5.4%
675	Alexander’s, Inc.	212,801
17,490	Armada Hoffler Properties, Inc.	168,079
19,547	Community Healthcare Trust, Inc.	727,148
67,001	CoreCivic, Inc.	879,053
184,145	DiamondRock Hospitality Co.	1,147,223
154,620	Diversified Healthcare Trust	480,868
37,961	Easterly Government Properties, Inc.	1,021,531
20,881	Empire State Realty Trust, Inc., Class A	174,565
10,005	Four Corners Property Trust, Inc.	224,012
46,153	GEO Group (The), Inc.	585,220
7,878	Getty Realty Corp.	213,967
20,931	Independence Realty Trust, Inc.	210,775
42,670	Industrial Logistics Properties Trust	797,502
9,861	Innovative Industrial Properties, Inc.	773,694
88,172	iStar, Inc.	883,484
46,585	Monmouth Real Estate Investment Corp.	633,090
31,609	National Storage Affiliates Trust	900,224
34,333	Office Properties Income Trust	940,724
121,177	RLJ Lodging Trust	1,125,734
155,139	RPT Realty	1,058,048
8,873	Safehold, Inc.	512,505
179,551	SITE Centers Corp.	1,088,079
221,680	Summit Hotel Properties, Inc.	1,343,381
149,680	Tanger Factory Outlet Centers, Inc. (b)	1,125,594
31,032	Uniti Group, Inc.	219,086
5,564	Universal Health Realty Income Trust	595,125
15,674	Washington Real Estate Investment Trust	365,518
72,653	Xenia Hotels & Resorts, Inc.	704,734
		19,111,764

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 0.7%
74,318	Chefs’ Warehouse (The), Inc. (a)	$1,046,398
3,557	PriceSmart, Inc.	226,012
20,126	Sprouts Farmers Market, Inc. (a)	418,218
13,468	Weis Markets, Inc.	673,804
		2,364,432

	Food Products — 0.8%
20,681	B&G Foods, Inc. (b)	401,625
3,241	Calavo Growers, Inc.	187,978
13,554	Fresh Del Monte Produce, Inc.	386,425
14,643	Freshpet, Inc. (a)	1,104,229
17,550	Hostess Brands, Inc. (a)	210,951
19,427	Simply Good Foods (The) Co. (a)	366,199
5,204	Tootsie Roll Industries, Inc.	182,816
		2,840,223

	Gas Utilities — 0.2%
2,185	Chesapeake Utilities Corp.	192,018
9,091	Northwest Natural Holding Co.	591,824
		783,842

	Health Care Equipment & Supplies — 2.3%
27,854	AtriCure, Inc. (a)	1,201,064
576	Atrion Corp.	363,934
36,811	Axonics Modulation Technologies, Inc. (a) (b)	1,185,682
15,938	Cardiovascular Systems, Inc. (a)	669,396
11,498	iRhythm Technologies, Inc. (a)	1,214,649
1,655	Mesa Laboratories, Inc.	393,890
8,091	Natus Medical, Inc. (a)	202,194
28,191	Shockwave Medical, Inc. (a)	1,131,023
29,002	STAAR Surgical Co. (a)	1,111,357
13,977	Tactile Systems Technology, Inc. (a)	721,493
		8,194,682

	Health Care Providers & Services — 2.0%
8,299	Addus HomeCare Corp. (a)	672,385
9,719	BioTelemetry, Inc. (a)	453,975
6,861	CorVel Corp. (a)	361,506
19,900	Ensign Group (The), Inc.	744,459
24,015	Hanger, Inc. (a)	440,915
11,667	Magellan Health, Inc. (a)	708,537
5,219	National HealthCare Corp.	356,823
8,229	National Research Corp.	424,534
12,236	Patterson Cos., Inc.	223,674
17,155	Premier, Inc., Class A (a)	568,860
102,908	R1 RCM, Inc. (a)	1,062,011
53,403	RadNet, Inc. (a)	754,050
29,740	Tivity Health, Inc. (a) (b)	266,768
		7,038,497

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 1.1%
14,806	HMS Holdings Corp. (a)	$424,562
56,150	Inovalon Holdings, Inc., Class A (a)	982,625
15,516	Inspire Medical Systems, Inc. (a)	1,111,877
17,926	NextGen Healthcare, Inc. (a)	189,119
17,892	Tabula Rasa HealthCare, Inc. (a) (b)	1,133,279
		3,841,462

	Hotels, Restaurants & Leisure — 2.1%
52,407	Bloomin’ Brands, Inc.	631,504
43,819	Cheesecake Factory (The), Inc.	976,726
57,219	Dave & Buster’s Entertainment, Inc. (b)	837,686
35,594	Hilton Grand Vacations, Inc. (a)	733,236
6,668	Monarch Casino & Resort, Inc. (a)	222,311
17,525	Papa John’s International, Inc.	1,260,398
427,640	Playa Hotels & Resorts N.V. (a)	1,056,271
21,882	Red Rock Resorts, Inc., Class A	239,827
14,379	Twin River Worldwide Holdings, Inc.	226,901
11,735	Wingstop, Inc.	1,376,163
		7,561,023

	Household Durables — 3.3%
5,162	Cavco Industries, Inc. (a)	798,458
64,467	Century Communities, Inc. (a)	1,380,883
14,075	Installed Building Products, Inc. (a)	694,038
13,727	iRobot Corp. (a) (b)	836,798
27,309	La-Z-Boy, Inc.	640,396
8,283	LGI Homes, Inc. (a)	501,784
40,322	M.D.C. Holdings, Inc.	1,179,419
56,592	M/I Homes, Inc. (a)	1,440,832
25,622	Meritage Homes Corp. (a)	1,346,692
44,130	Sonos, Inc. (a)	451,009
85,038	Taylor Morrison Home Corp. (a)	1,237,303
106,664	TRI Pointe Group, Inc. (a)	1,224,503
		11,732,115

	Household Products — 0.3%
14,630	Central Garden & Pet Co., Class A (a)	444,898
3,725	WD-40 Co.	649,193
		1,094,091

	Independent Power and Renewable Electricity Producers — 0.2%
39,812	Clearway Energy, Inc., Class C	797,434

	Industrial Conglomerates — 0.1%
8,815	Raven Industries, Inc.	196,310

	Insurance — 3.2%
15,165	Ambac Financial Group, Inc. (a)	260,838

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
29,859	American Equity Investment Life Holding Co.	$627,636
11,604	AMERISAFE, Inc.	738,827
5,049	Argo Group International Holdings Ltd.	178,533
75,505	CNO Financial Group, Inc.	1,061,600
6,645	eHealth, Inc. (a)	709,022
13,858	Employers Holdings, Inc.	420,867
8,014	FBL Financial Group, Inc., Class A	313,187
10,227	Horace Mann Educators Corp.	359,581
8,951	Kinsale Capital Group, Inc.	972,258
18,374	Mercury General Corp.	752,599
45,219	National General Holdings Corp.	860,518
4,354	National Western Life Group, Inc., Class A	839,146
4,429	Safety Insurance Group, Inc.	372,567
6,730	State Auto Financial Corp.	168,856
28,059	Stewart Information Services Corp.	893,960
126,241	Third Point Reinsurance Ltd. (a)	939,233
28,747	Trupanion, Inc. (a)	859,823
		11,329,051

	Interactive Media & Services — 0.1%
10,378	Yelp, Inc. (a)	231,948

	Internet & Direct Marketing Retail — 0.5%
190,871	Groupon, Inc. (a)	232,863
86,347	Quotient Technology, Inc. (a)	619,971
11,633	Shutterstock, Inc.	442,054
1,438	Stamps.com, Inc. (a)	227,592
14,735	Stitch Fix, Inc., Class A (a) (b)	236,497
		1,758,977

	IT Services — 2.1%
22,356	CSG Systems International, Inc.	1,086,054
16,466	EVERTEC, Inc.	417,248
14,382	ExlService Holdings, Inc. (a)	887,801
12,877	ManTech International Corp., Class A	960,109
40,677	NIC, Inc.	985,604
20,718	Perficient, Inc. (a)	721,608
25,932	Switch, Inc., Class A	445,252
13,795	Sykes Enterprises, Inc. (a)	394,951
25,475	TTEC Holdings, Inc.	993,016
26,203	Verra Mobility Corp. (a)	234,779
13,175	Virtusa Corp. (a)	434,775
		7,561,197

	Leisure Products — 0.7%
36,367	Acushnet Holdings Corp.	996,456

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
18,308	Callaway Golf Co.	$262,170
32,489	Malibu Boats, Inc., Class A (a)	1,116,972
		2,375,598

	Life Sciences Tools & Services — 0.3%
16,769	Codexis, Inc. (a)	194,688
23,339	NanoString Technologies, Inc. (a)	741,247
		935,935

	Machinery — 4.3%
8,424	Alamo Group, Inc.	829,259
3,958	Albany International Corp., Class A	202,412
53,491	Altra Industrial Motion Corp.	1,492,934
5,352	Astec Industries, Inc.	214,669
19,367	Chart Industries, Inc. (a)	691,789
15,804	Douglas Dynamics, Inc.	584,116
11,305	Enerpac Tool Group Corp.	192,863
9,450	EnPro Industries, Inc.	428,557
9,864	ESCO Technologies, Inc.	752,623
33,378	Evoqua Water Technologies Corp. (a)	535,717
34,293	Federal Signal Corp.	923,510
15,882	Franklin Electric Co., Inc.	806,806
5,990	Gorman-Rupp (The) Co.	176,705
19,736	Helios Technologies, Inc.	702,010
19,580	Hillenbrand, Inc.	410,201
10,021	Kadant, Inc.	842,666
56,484	Meritor, Inc. (a)	1,157,922
15,625	Mueller Industries, Inc.	404,688
46,720	Mueller Water Products, Inc., Class A	443,373
11,460	SPX Corp. (a)	436,970
11,448	Standex International Corp.	570,568
9,688	Tennant Co.	573,239
13,031	Terex Corp.	197,941
32,397	TriMas Corp. (a)	772,344
34,922	Trinity Industries, Inc.	673,645
36,473	Welbilt, Inc. (a)	179,812
		15,197,339

	Marine — 0.1%
12,219	Matson, Inc.	369,503

	Media — 1.5%
30,782	AMC Networks, Inc., Class A (a)	734,151
21,403	Cardlytics, Inc. (a)	962,065
34,840	Gray Television, Inc. (a)	404,492
127,968	iHeartMedia, Inc., Class A (a) (b)	898,335
9,984	John Wiley & Sons, Inc., Class A	374,899
76,548	Meredith Corp.	1,135,207
7,340	Scholastic Corp.	213,374
34,910	Sinclair Broadcast Group, Inc., Class A	616,162
		5,338,685

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)

	Metals & Mining — 1.9%
110,058	Allegheny Technologies, Inc. (a)	$826,535
47,974	Carpenter Technology Corp.	1,063,584
142,094	Cleveland-Cliffs, Inc. (b)	622,372
59,249	Commercial Metals Co.	944,429
4,861	Compass Minerals International, Inc.	238,967
102,797	Hecla Mining Co.	270,356
5,399	Kaiser Aluminum Corp.	389,970
16,036	Materion Corp.	829,703
29,649	United States Steel Corp. (b)	227,704
88,082	Warrior Met Coal, Inc.	1,105,429
14,255	Worthington Industries, Inc.	376,902
		6,895,951

	Mortgage Real Estate Investment Trusts — 0.9%
274,332	Invesco Mortgage Capital, Inc. (b)	833,969
37,390	KKR Real Estate Finance Trust, Inc.	590,014
197,351	Ladder Capital Corp.	1,568,941
17,621	PennyMac Mortgage Investment Trust	183,258
		3,176,182

	Multiline Retail — 0.6%
65,784	Big Lots, Inc.	1,542,635
25,315	Dillard’s, Inc., Class A (b)	746,286
		2,288,921

	Multi-Utilities — 0.2%
10,727	Unitil Corp.	539,675

	Oil, Gas & Consumable Fuels — 6.6%
1,707,369	Callon Petroleum Co. (a)	1,604,415
3,556,914	Centennial Resource Development, Inc., Class A (a) (b)	4,197,159
21,672	Chesapeake Energy Corp. (a) (b)	379,260
140,671	CNX Resources Corp. (a)	1,491,113
59,359	Delek US Holdings, Inc.	1,386,033
79,393	EQT Corp.	1,158,344
233,868	Magnolia Oil & Gas Corp., Class A (a)	1,513,126
377,208	Matador Resources Co. (a) (b)	2,655,544
131,756	Par Pacific Holdings, Inc. (a)	1,280,668
120,510	PDC Energy, Inc. (a)	1,565,425
45,571	Renewable Energy Group, Inc. (a)	1,130,616
613,421	SM Energy Co. (b)	2,484,355
162,688	Talos Energy, Inc. (a)	1,853,016
29,725	World Fuel Services Corp.	743,125
		23,442,199

	Paper & Forest Products — 0.9%
23,602	Boise Cascade Co.	738,035

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products (Continued)
43,231	Domtar Corp.	$1,009,876
13,018	Neenah, Inc.	636,059
26,899	Schweitzer-Mauduit International, Inc.	866,686
		3,250,656

	Personal Products — 0.6%
4,037	Inter Parfums, Inc.	180,413
2,991	Medifast, Inc. (b)	226,957
42,817	Nu Skin Enterprises, Inc., Class A	1,250,685
6,478	USANA Health Sciences, Inc. (a)	577,967
		2,236,022

	Pharmaceuticals — 2.3%
23,215	Arvinas, Inc. (a)	1,218,788
78,681	Corcept Therapeutics, Inc. (a)	996,101
151,703	Endo International PLC (a)	697,834
47,733	Innoviva, Inc. (a)	676,854
22,320	Pacira BioSciences, Inc. (a)	921,593
25,505	Prestige Consumer Healthcare, Inc. (a)	1,037,798
25,278	Revance Therapeutics, Inc. (a)	467,896
41,598	Supernus Pharmaceuticals, Inc. (a)	973,393
40,480	Theravance Biopharma, Inc. (a)	1,180,397
		8,170,654

	Professional Services — 0.7%
35,778	CBIZ, Inc. (a)	849,728
12,373	Huron Consulting Group, Inc. (a)	693,383
2,722	ICF International, Inc.	200,176
30,769	Korn Ferry	887,070
		2,630,357

	Real Estate Management & Development — 1.1%
18,072	Forestar Group, Inc. (a)	238,370
13,807	Marcus & Millichap, Inc. (a)	401,093
248,625	Realogy Holdings Corp.	1,079,033
48,533	Redfin Corp. (a)	1,025,502
55,751	St Joe (The) Co. (a)	1,020,243
		3,764,241

	Road & Rail — 1.5%
40,384	Avis Budget Group, Inc. (a) (b)	665,528
20,149	Heartland Express, Inc.	394,719
121,096	Hertz Global Holdings, Inc. (a) (b)	489,228
27,352	Marten Transport Ltd.	613,232
28,300	Ryder System, Inc.	1,001,820
10,173	Saia, Inc. (a)	941,206
19,352	Schneider National, Inc., Class B	424,002
15,479	Werner Enterprises, Inc.	621,018
		5,150,753

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 2.5%
11,580	Advanced Energy Industries, Inc. (a)	$643,848
7,703	Ambarella, Inc. (a)	405,024
96,070	Amkor Technology, Inc. (a)	949,172
60,448	Cohu, Inc.	999,206
18,416	Diodes, Inc. (a)	937,190
46,568	FormFactor, Inc. (a)	1,085,034
41,993	Lattice Semiconductor Corp. (a)	945,262
19,770	MACOM Technology Solutions Holdings, Inc. (a)	606,148
33,712	Rambus, Inc. (a)	422,411
36,905	SunPower Corp. (a)	271,252
12,930	Synaptics, Inc. (a)	845,493
40,677	Ultra Clean Holdings, Inc. (a)	748,050
		8,858,090

	Software — 3.3%
26,447	2U, Inc. (a)	628,116
27,000	8x8, Inc. (a)	457,920
14,427	Alarm.com Holdings, Inc. (a)	645,320
14,121	Altair Engineering, Inc., Class A (a)	465,852
8,427	Appfolio, Inc., Class A (a)	925,790
18,604	Appian Corp. (a) (b)	849,645
10,209	Bottomline Technologies DE, Inc. (a)	425,001
39,973	Box, Inc., Class A (a)	645,164
61,625	Ebix, Inc. (b)	1,289,811
8,225	LivePerson, Inc. (a)	196,907
4,753	MicroStrategy, Inc., Class A (a)	600,446
8,423	Model N, Inc. (a)	243,088
11,696	Progress Software Corp.	478,483
12,297	SailPoint Technologies Holding, Inc. (a)	228,601
16,088	SPS Commerce, Inc. (a)	893,045
27,701	SVMK, Inc. (a)	434,906
34,232	Tenable Holdings, Inc. (a)	892,086
13,951	Upland Software, Inc. (a)	441,270
5,875	Varonis Systems, Inc. (a)	393,919
11,578	Workiva, Inc. (a)	444,016
18,361	Yext, Inc. (a)	235,021
		11,814,407

	Specialty Retail — 4.2%
82,327	Abercrombie & Fitch Co., Class A	871,020
117,671	American Eagle Outfitters, Inc.	935,484
13,551	Asbury Automotive Group, Inc. (a)	914,692
13,644	Buckle (The), Inc. (b)	208,890
47,827	Children’s Place (The), Inc. (b)	1,413,766
187,848	Designer Brands, Inc., Class A	1,192,835
21,133	Group 1 Automotive, Inc.	1,195,916
138,174	Guess?, Inc.	1,291,927
4,267	Monro, Inc.	236,776
570,410	Office Depot, Inc.	1,266,310
13,230	Rent-A-Center, Inc.	263,343

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
69,470	Sally Beauty Holdings, Inc. (a)	$674,554
145,036	Signet Jewelers Ltd. (b)	1,459,062
9,763	Sleep Number Corp. (a)	291,914
70,444	Sonic Automotive, Inc., Class A	1,509,615
65,695	Urban Outfitters, Inc. (a)	1,139,151
		14,865,255

	Technology Hardware, Storage & Peripherals — 0.2%
26,378	Super Micro Computer, Inc. (a)	604,056

	Textiles, Apparel & Luxury Goods — 0.8%
11,017	Crocs, Inc. (a)	267,162
121,486	G-III Apparel Group Ltd. (a)	1,376,436
15,047	Levi Strauss & Co., Class A (b)	193,956
20,643	Oxford Industries, Inc.	865,355
12,311	Wolverine World Wide, Inc.	252,252
		2,955,161

	Thrifts & Mortgage Finance — 2.0%
20,643	Axos Financial, Inc. (a)	475,821
51,970	Columbia Financial, Inc. (a)	735,635
12,695	First Defiance Financial Corp.	220,639
9,433	Flagstar Bancorp, Inc.	244,409
16,673	Meridian Bancorp, Inc.	196,408
25,847	Meta Financial Group, Inc.	476,102
102,098	Mr. Cooper Group, Inc. (a)	978,099
16,174	Northwest Bancshares, Inc.	171,606
42,308	PennyMac Financial Services, Inc.	1,276,433
43,646	Provident Financial Services, Inc.	626,320
18,584	Walker & Dunlop, Inc.	714,183
14,415	Washington Federal, Inc.	385,457
22,528	WSFS Financial Corp.	657,367
		7,158,479

	Tobacco — 0.4%
12,697	Universal Corp.	614,154
59,582	Vector Group Ltd.	637,527
		1,251,681

	Trading Companies & Distributors — 2.8%
8,182	Applied Industrial Technologies, Inc.	428,655
33,931	Beacon Roofing Supply, Inc. (a)	746,482
31,656	BMC Stock Holdings, Inc. (a)	672,690
8,975	GATX Corp.	532,217
47,581	GMS, Inc. (a)	874,539
50,980	H&E Equipment Services, Inc.	828,935
36,578	Herc Holdings, Inc. (a)	1,032,597
9,722	Kaman Corp.	376,825
219,593	MRC Global, Inc. (a)	1,177,018
23,443	Rush Enterprises, Inc., Class A	879,113
10,556	Systemax, Inc.	209,642

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
36,162	Triton International Ltd.	$1,120,299
40,943	WESCO International, Inc. (a)	1,059,195
		9,938,207

	Water Utilities — 0.3%
14,876	California Water Service Group	668,230
9,334	Middlesex Water Co.	562,840
		1,231,070

	Wireless Telecommunication Services — 0.5%
55,811	Telephone and Data Systems, Inc.	1,095,012
25,555	United States Cellular Corp. (a)	813,415
		1,908,427
	Total Common Stocks — 99.9%	354,506,808
	(Cost $380,272,618)

	Money Market Funds — 6.3%
21,764,067	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	21,764,067
394,114	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	394,114
	Total Money Market Funds — 6.3%	22,158,181
	(Cost $22,158,181)

	Total Investments — 106.2%	376,664,989
	(Cost $402,430,799) (e)
	Net Other Assets and Liabilities — (6.2)%	(21,924,971)
	Net Assets — 100.0%	$354,740,018

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $20,847,051 and the total value of the collateral held by the Fund is $21,764,067.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,509,656 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $57,275,466. The net unrealized depreciation was $25,765,810.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$354,506,808	$—	$—
Money Market Funds	22,158,181	—	—
Total Investments	$376,664,989	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
14,821	General Dynamics Corp.	$1,935,919
5,231	Huntington Ingalls Industries, Inc.	1,001,266
20,792	Raytheon Technologies Corp.	1,347,529
183,799	Textron, Inc.	4,844,942
		9,129,656

	Air Freight & Logistics — 0.2%
14,316	Expeditors International of Washington, Inc.	1,025,097

	Airlines — 2.3%
160,861	American Airlines Group, Inc. (a)	1,931,941
171,827	Delta Air Lines, Inc.	4,452,038
110,126	Southwest Airlines Co.	3,441,437
155,367	United Airlines Holdings, Inc. (b)	4,595,756
		14,421,172

	Auto Components — 0.6%
58,164	Aptiv PLC	4,045,306

	Automobiles — 1.1%
405,966	Ford Motor Co.	2,066,367
235,895	General Motors Co.	5,258,099
		7,324,466

	Banks — 7.7%
134,885	Bank of America Corp.	3,243,984
93,093	Citigroup, Inc.	4,520,596
208,489	Citizens Financial Group, Inc.	4,668,069
264,081	Fifth Third Bancorp	4,935,674
477,647	Huntington Bancshares, Inc.	4,413,458
378,154	KeyCorp	4,405,494
27,678	M&T Bank Corp.	3,102,150
29,919	PNC Financial Services Group (The), Inc.	3,191,460
437,184	Regions Financial Corp.	4,699,728
18,956	SVB Financial Group (b)	3,661,731
63,574	Truist Financial Corp.	2,372,582
56,923	U.S. Bancorp	2,077,689
136,631	Wells Fargo & Co.	3,969,131
		49,261,746

	Beverages — 0.3%
50,259	Molson Coors Beverage Co., Class B	2,061,122

	Biotechnology — 1.7%
54,603	Alexion Pharmaceuticals, Inc. (b)	5,868,184
9,041	Biogen, Inc. (b)	2,683,640
12,772	Gilead Sciences, Inc.	1,072,848
1,945	Regeneron Pharmaceuticals, Inc. (b)	1,022,837
		10,647,509

	Building Products — 0.3%
27,620	Masco Corp.	1,133,525

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
11,559	Trane Technologies PLC	$1,010,488
		2,144,013

	Capital Markets — 4.0%
9,324	Ameriprise Financial, Inc.	1,071,701
116,445	Bank of New York Mellon (The) Corp.	4,371,345
293,710	Franklin Resources, Inc.	5,533,497
25,361	Goldman Sachs Group (The), Inc.	4,651,715
115,331	Morgan Stanley	4,547,501
31,020	Raymond James Financial, Inc.	2,044,838
53,751	State Street Corp.	3,388,463
		25,609,060

	Chemicals — 2.2%
39,018	Celanese Corp.	3,241,225
83,975	DuPont de Nemours, Inc.	3,948,505
98,762	LyondellBasell Industries N.V., Class A	5,723,258
11,409	PPG Industries, Inc.	1,036,279
		13,949,267

	Commercial Services & Supplies — 0.2%
12,716	Republic Services, Inc.	996,171

	Communications Equipment — 0.2%
24,284	Cisco Systems, Inc.	1,029,156

	Consumer Finance — 3.5%
339,696	Ally Financial, Inc.	5,567,617
97,231	Capital One Financial Corp.	6,296,680
109,950	Discover Financial Services	4,724,551
304,662	Synchrony Financial	6,029,261
		22,618,109

	Containers & Packaging — 1.5%
125,963	International Paper Co.	4,314,233
173,457	WestRock Co.	5,583,581
		9,897,814

	Distributors — 0.7%
14,175	Genuine Parts Co.	1,123,794
139,620	LKQ Corp. (b)	3,651,063
		4,774,857

	Diversified Financial Services — 0.8%
26,802	Berkshire Hathaway, Inc., Class B (b)	5,021,623

	Diversified Telecommunication Services — 1.1%
134,532	AT&T, Inc.	4,099,190

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
53,300	Verizon Communications, Inc.	$3,062,085
		7,161,275

	Electric Utilities — 2.2%
11,943	American Electric Power Co., Inc.	992,583
24,240	Duke Energy Corp.	2,052,158
35,784	Edison International	2,100,879
106,533	Exelon Corp.	3,950,244
25,881	Pinnacle West Capital Corp.	1,992,578
116,036	PPL Corp.	2,949,635
		14,038,077

	Electrical Equipment — 0.9%
25,244	Eaton Corp. PLC	2,107,874
60,100	Emerson Electric Co.	3,427,503
		5,535,377

	Electronic Equipment, Instruments & Components — 1.0%
139,424	Corning, Inc.	3,068,722
45,463	TE Connectivity Ltd.	3,339,712
		6,408,434

	Energy Equipment & Services — 0.8%
272,749	Baker Hughes Co.	3,804,849
139,350	Halliburton Co.	1,463,175
		5,268,024

	Entertainment — 0.7%
28,580	Electronic Arts, Inc. (b)	3,265,551
9,891	Walt Disney (The) Co.	1,069,711
		4,335,262

	Equity Real Estate Investment Trusts — 1.8%
444,017	Host Hotels & Resorts, Inc.	5,465,849
24,837	Regency Centers Corp.	1,090,593
35,736	Simon Property Group, Inc.	2,386,093
73,166	Ventas, Inc.	2,366,920
		11,309,455

	Food & Staples Retailing — 1.1%
95,084	Kroger (The) Co.	3,005,605
20,914	Sysco Corp.	1,176,831
62,605	Walgreens Boots Alliance, Inc.	2,710,170
		6,892,606

	Food Products — 2.0%
81,404	Archer-Daniels-Midland Co.	3,023,345
32,533	Conagra Brands, Inc.	1,087,904
20,470	Hormel Foods Corp.	959,019
8,601	J.M. Smucker (The) Co.	988,341
79,250	Kraft Heinz (The) Co.	2,403,652

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
67,764	Tyson Foods, Inc., Class A	$4,214,243
		12,676,504

	Health Care Equipment & Supplies — 0.4%
19,388	Zimmer Biomet Holdings, Inc.	2,320,744

	Health Care Providers & Services — 4.4%
8,640	Anthem, Inc.	2,425,507
11,076	Cigna Corp.	2,168,459
48,269	CVS Health Corp.	2,970,957
12,560	DaVita, Inc. (b)	992,366
31,866	HCA Healthcare, Inc.	3,501,436
38,814	Henry Schein, Inc. (b)	2,117,692
3,047	Humana, Inc.	1,163,405
22,648	Laboratory Corp. of America Holdings (b)	3,724,464
35,669	Quest Diagnostics, Inc.	3,927,514
3,826	UnitedHealth Group, Inc.	1,118,990
39,574	Universal Health Services, Inc., Class B	4,182,576
		28,293,366

	Hotels, Restaurants & Leisure — 5.8%
143,412	Aramark	3,916,582
372,215	Carnival Corp. (a)	5,918,219
52,577	Darden Restaurants, Inc.	3,879,657
46,167	Las Vegas Sands Corp.	2,216,939
415,428	MGM Resorts International	6,991,653
447,257	Norwegian Cruise Line Holdings Ltd. (b)	7,335,015
152,372	Royal Caribbean Cruises Ltd.	7,126,438
		37,384,503

	Household Durables — 3.0%
144,176	D.R. Horton, Inc.	6,807,991
128,315	Lennar Corp., Class A	6,424,732
219,620	PulteGroup, Inc.	6,208,657
		19,441,380

	Household Products — 0.2%
8,686	Procter & Gamble (The) Co.	1,023,819

	Independent Power and Renewable Electricity Producers — 0.7%
245,713	Vistra Energy Corp.	4,801,232

	Industrial Conglomerates — 0.2%
6,983	3M Co.	1,060,857

	Insurance — 9.1%
83,628	Aflac, Inc.	3,114,307
42,761	Allstate (The) Corp.	4,349,649
161,720	American International Group, Inc.	4,112,539

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
17,563	Chubb Ltd.	$1,896,980
64,972	Cincinnati Financial Corp.	4,275,158
20,376	Everest Re Group Ltd.	3,527,697
197,014	Fidelity National Financial, Inc.	5,329,229
27,245	Globe Life, Inc.	2,243,353
149,003	Lincoln National Corp.	5,285,136
56,299	Loews Corp.	1,951,323
4,233	Markel Corp. (b)	3,665,101
128,290	MetLife, Inc.	4,628,703
125,122	Principal Financial Group, Inc.	4,555,692
26,549	Progressive (The) Corp.	2,052,238
75,215	Prudential Financial, Inc.	4,691,159
28,834	Travelers (The) Cos., Inc.	2,918,289
		58,596,553

	Internet & Direct Marketing Retail — 0.8%
31,763	eBay, Inc.	1,265,120
50,893	Expedia Group, Inc.	3,612,385
		4,877,505

	IT Services — 0.9%
61,630	Cognizant Technology Solutions Corp., Class A	3,575,773
17,668	International Business Machines Corp.	2,218,394
		5,794,167

	Leisure Products — 0.2%
13,343	Hasbro, Inc.	963,498

	Machinery — 2.3%
28,977	Cummins, Inc.	4,737,740
6,918	Deere & Co.	1,003,525
11,382	Dover Corp.	1,065,924
64,145	PACCAR, Inc.	4,440,758
19,613	Stanley Black & Decker, Inc.	2,161,353
19,833	Westinghouse Air Brake Technologies Corp.	1,118,978
		14,528,278

	Media — 3.9%
114,074	Comcast Corp., Class A	4,292,605
252,154	Discovery, Inc., Class A (b)	5,653,293
196,170	DISH Network Corp., Class A (b)	4,907,192
121,202	Fox Corp., Class A	3,135,496
17,381	Omnicom Group, Inc.	991,238
349,889	ViacomCBS, Inc., Class B	6,039,084
		25,018,908

	Metals & Mining — 1.9%
141,414	Freeport-McMoRan, Inc.	1,248,686
86,597	Newmont Corp.	5,150,789
136,083	Nucor Corp.	5,605,259
		12,004,734

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.4%
185,330	AGNC Investment Corp.	$2,301,799

	Multi-Utilities — 2.0%
253,820	CenterPoint Energy, Inc.	4,322,554
25,136	Consolidated Edison, Inc.	1,980,717
20,640	DTE Energy Co.	2,141,194
38,233	NiSource, Inc.	960,031
63,776	Public Service Enterprise Group, Inc.	3,234,081
		12,638,577

	Oil, Gas & Consumable Fuels — 13.9%
54,117	Chevron Corp.	4,978,764
66,827	Concho Resources, Inc.	3,790,427
159,147	ConocoPhillips	6,700,089
641,606	Continental Resources, Inc. (a)	10,515,922
187,099	Diamondback Energy, Inc.	8,146,290
136,469	EOG Resources, Inc.	6,483,642
129,104	Exxon Mobil Corp.	5,999,463
207,536	Marathon Petroleum Corp.	6,657,755
338,650	Occidental Petroleum Corp. (a)	5,621,590
224,764	ONEOK, Inc.	6,727,187
91,361	Phillips 66	6,684,884
69,881	Pioneer Natural Resources Co.	6,241,072
108,070	Valero Energy Corp.	6,846,235
202,380	Williams (The) Cos., Inc.	3,920,101
		89,313,421

	Pharmaceuticals — 1.2%
263,005	Mylan N.V. (b)	4,410,594
87,747	Pfizer, Inc.	3,365,975
		7,776,569

	Real Estate Management & Development — 0.5%
75,931	CBRE Group, Inc., Class A (b)	3,259,718

	Road & Rail — 1.2%
34,211	CSX Corp.	2,265,794
21,255	J.B. Hunt Transport Services, Inc.	2,149,306
13,439	Norfolk Southern Corp.	2,299,413
6,765	Union Pacific Corp.	1,080,979
		7,795,492

	Semiconductors & Semiconductor Equipment — 0.7%
93,237	Micron Technology, Inc. (b)	4,465,120

	Software — 1.0%
261,998	NortonLifeLock, Inc.	5,572,697
19,744	Oracle Corp.	1,045,840
		6,618,537

	Specialty Retail — 1.3%
50,236	Best Buy Co., Inc.	3,854,608

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
11,099	Lowe’s Cos., Inc.	$1,162,620
11,294	Tractor Supply Co.	1,145,551
11,152	Ulta Beauty, Inc. (b)	2,430,244
		8,593,023

	Technology Hardware, Storage & Peripherals — 2.0%
49,580	Dell Technologies, Inc., Class C (b)	2,116,570
403,876	Hewlett Packard Enterprise Co.	4,062,993
112,937	HP, Inc.	1,751,653
47,031	NetApp, Inc.	2,058,547
58,689	Seagate Technology PLC	2,931,515
		12,921,278

	Textiles, Apparel & Luxury Goods — 0.2%
17,644	VF Corp.	1,025,116

	Trading Companies & Distributors — 1.1%
47,635	United Rentals, Inc. (b)	6,121,097
3,841	W.W. Grainger, Inc.	1,058,503
		7,179,600

	Wireless Telecommunication Services — 0.3%
23,369	T-Mobile US, Inc. (b)	2,051,798
	Total Common Stocks — 99.9%	639,630,750
	(Cost $735,951,965)

	Money Market Funds — 3.5%
21,942,834	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	21,942,834
537,789	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	537,789
	Total Money Market Funds — 3.5%	22,480,623
	(Cost $22,480,623)

	Total Investments — 103.4%	662,111,373
	(Cost $758,432,588) (e)
	Net Other Assets and Liabilities — (3.4)%	(21,740,560)
	Net Assets — 100.0%	$640,370,813

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $21,332,424 and the total value of the collateral held by the Fund is $21,942,834.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,025,302 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $128,346,517. The net unrealized depreciation was $96,321,215.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$639,630,750	$—	$—
Money Market Funds	22,480,623	—	—
Total Investments	$662,111,373	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Aerospace & Defense — 2.6%
80,345	Howmet Aerospace, Inc.	$1,050,109
36,788	L3Harris Technologies, Inc.	7,125,835
19,548	Lockheed Martin Corp.	7,605,345
17,831	Teledyne Technologies, Inc. (a)	5,807,022
		21,588,311

	Automobiles — 1.2%
12,644	Tesla, Inc. (a)	9,886,091

	Banks — 0.5%
15,682	First Republic Bank	1,635,476
29,440	JPMorgan Chase & Co.	2,819,174
		4,454,650

	Beverages — 1.7%
23,245	Brown-Forman Corp., Class B	1,445,839
59,898	Coca-Cola (The) Co.	2,748,719
94,219	Monster Beverage Corp. (a)	5,823,676
32,230	PepsiCo, Inc.	4,263,707
		14,281,941

	Biotechnology — 5.1%
50,808	AbbVie, Inc.	4,176,418
60,875	Alnylam Pharmaceuticals, Inc. (a)	8,017,237
19,094	Amgen, Inc.	4,567,667
62,732	BioMarin Pharmaceutical, Inc. (a)	5,772,599
52,861	Incyte Corp. (a)	5,162,405
57,429	Seattle Genetics, Inc. (a)	7,880,982
27,846	Vertex Pharmaceuticals, Inc. (a)	6,994,915
		42,572,223

	Building Products — 0.5%
42,066	Allegion PLC	4,229,316

	Capital Markets — 7.2%
115,552	Apollo Global Management, Inc.	4,678,700
28,315	Blackstone Group (The), Inc., Class A	1,479,175
178,800	Carlyle Group (The), Inc.	4,191,072
15,327	CME Group, Inc.	2,731,425
20,335	FactSet Research Systems, Inc.	5,592,125
47,937	Intercontinental Exchange, Inc.	4,287,965
225,857	KKR & Co., Inc., Class A	5,693,855
15,939	MarketAxess Holdings, Inc.	7,252,404
25,064	Moody’s Corp.	6,113,110
22,929	MSCI, Inc.	7,497,783
17,099	Northern Trust Corp.	1,353,557
21,633	S&P Global, Inc.	6,335,873
27,141	T. Rowe Price Group, Inc.	3,138,314
		60,345,358

	Chemicals — 1.3%
13,278	Air Products and Chemicals, Inc.	2,995,251
47,388	FMC Corp.	4,354,957

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
5,766	Sherwin-Williams (The) Co.	$3,092,710
		10,442,918

	Commercial Services & Supplies — 0.6%
56,494	Copart, Inc. (a)	4,525,734

	Communications Equipment — 0.3%
6,370	Arista Networks, Inc. (a)	1,396,941
9,707	Motorola Solutions, Inc.	1,395,964
		2,792,905

	Construction Materials — 0.3%
6,818	Martin Marietta Materials, Inc.	1,296,988
11,939	Vulcan Materials Co.	1,348,749
		2,645,737

	Consumer Finance — 0.2%
15,071	American Express Co.	1,375,229

	Containers & Packaging — 1.2%
81,979	Ball Corp.	5,377,002
66,697	Crown Holdings, Inc. (a)	4,295,954
		9,672,956

	Electric Utilities — 1.8%
13,732	Entergy Corp.	1,311,543
96,292	Evergy, Inc.	5,626,342
22,030	NextEra Energy, Inc.	5,091,574
48,955	Southern (The) Co.	2,777,217
		14,806,676

	Electrical Equipment — 0.2%
8,550	Rockwell Automation, Inc.	1,620,054

	Electronic Equipment, Instruments & Components — 1.3%
28,417	CDW Corp.	3,148,604
31,674	Keysight Technologies, Inc. (a)	3,065,093
40,540	Trimble, Inc. (a)	1,403,900
14,435	Zebra Technologies Corp., Class A (a)	3,315,142
		10,932,739

	Entertainment — 3.0%
89,119	Activision Blizzard, Inc.	5,679,554
17,646	Netflix, Inc. (a)	7,408,673
44,249	Roku, Inc. (a)	5,364,306
55,865	Take-Two Interactive Software, Inc. (a)	6,762,458
		25,214,991

	Equity Real Estate Investment Trusts — 5.2%
9,416	Alexandria Real Estate Equities, Inc.	1,479,160
17,776	American Tower Corp.	4,230,688

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
36,709	Crown Castle International Corp.	$5,852,516
38,160	Digital Realty Trust, Inc.	5,704,538
81,854	Duke Realty Corp.	2,840,334
8,486	Equinix, Inc.	5,729,747
22,448	Equity LifeStyle Properties, Inc.	1,353,839
13,475	Extra Space Storage, Inc.	1,189,034
65,956	Prologis, Inc.	5,885,254
19,635	SBA Communications Corp.	5,692,579
10,336	Sun Communities, Inc.	1,389,158
35,636	Vornado Realty Trust	1,561,570
		42,908,417

	Food Products — 0.8%
29,216	Hershey (The) Co.	3,869,075
18,768	McCormick & Co., Inc.	2,943,573
		6,812,648

	Health Care Equipment & Supplies — 8.2%
49,057	Abbott Laboratories	4,517,659
7,419	Align Technology, Inc. (a)	1,593,972
65,291	Baxter International, Inc.	5,796,535
11,536	Becton, Dickinson and Co.	2,913,186
9,615	Cooper (The) Cos., Inc.	2,756,620
27,968	Danaher Corp.	4,571,649
24,609	DexCom, Inc. (a)	8,248,937
14,053	Edwards Lifesciences Corp. (a)	3,056,528
15,981	IDEXX Laboratories, Inc. (a)	4,436,326
39,994	Insulet Corp. (a)	7,987,602
5,352	Intuitive Surgical, Inc. (a)	2,734,230
44,985	ResMed, Inc.	6,987,070
7,749	Stryker Corp.	1,444,646
4,406	Teleflex, Inc.	1,477,772
12,570	Varian Medical Systems, Inc. (a)	1,437,757
43,520	West Pharmaceutical Services, Inc.	8,236,595
		68,197,084

	Health Care Technology — 1.0%
42,374	Veeva Systems, Inc., Class A (a)	8,084,959

	Hotels, Restaurants & Leisure — 1.7%
4,049	Chipotle Mexican Grill, Inc. (a)	3,557,249
20,448	Domino’s Pizza, Inc.	7,400,745
18,909	Hilton Worldwide Holdings, Inc.	1,431,600
19,628	Starbucks Corp.	1,506,056
		13,895,650

	Household Durables — 0.4%
35,359	Garmin Ltd.	2,869,736

	Industrial Conglomerates — 0.2%
4,138	Roper Technologies, Inc.	1,411,182

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 1.8%
4,797	Alleghany Corp.	$2,560,207
45,339	Arch Capital Group Ltd. (a)	1,089,496
182,939	Brown & Brown, Inc.	6,569,339
44,772	Marsh & McLennan Cos., Inc.	4,357,659
		14,576,701

	Interactive Media & Services — 1.9%
4,561	Alphabet, Inc., Class A (a)	6,142,299
31,779	Facebook, Inc., Class A (a)	6,505,479
7,200	IAC/InterActiveCorp (a)	1,609,056
108,523	Snap, Inc., Class A (a)	1,911,090
		16,167,924

	Internet & Direct Marketing Retail — 1.0%
3,398	Amazon.com, Inc. (a)	8,406,652

	IT Services — 8.9%
16,235	Accenture PLC, Class A	3,006,560
72,423	Akamai Technologies, Inc. (a)	7,076,451
9,439	Automatic Data Processing, Inc.	1,384,607
96,534	Booz Allen Hamilton Holding Corp.	7,089,457
35,688	EPAM Systems, Inc. (a)	7,883,122
27,902	Fiserv, Inc. (a)	2,875,580
46,410	GoDaddy, Inc., Class A (a)	3,222,246
34,147	Jack Henry & Associates, Inc.	5,584,742
72,298	Leidos Holdings, Inc.	7,143,765
10,971	Mastercard, Inc., Class A	3,016,696
54,197	Okta, Inc. (a)	8,200,006
40,432	PayPal Holdings, Inc. (a)	4,973,136
50,598	Square, Inc., Class A (a)	3,295,954
14,418	Twilio, Inc., Class A (a)	1,619,142
14,717	VeriSign, Inc. (a)	3,083,064
24,026	Visa, Inc., Class A	4,293,927
		73,748,455

	Life Sciences Tools & Services — 1.9%
54,048	Agilent Technologies, Inc.	4,143,320
5,606	Mettler-Toledo International, Inc. (a)	4,035,983
17,141	PerkinElmer, Inc.	1,551,775
13,648	Thermo Fisher Scientific, Inc.	4,567,713
7,088	Waters Corp. (a)	1,325,456
		15,624,247

	Machinery — 0.7%
22,841	Caterpillar, Inc.	2,658,236
18,650	Illinois Tool Works, Inc.	3,030,625
		5,688,861

	Media — 0.7%
23,937	Liberty Broadband Corp., Class C (a)	2,936,591

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
536,524	Sirius XM Holdings, Inc.	$3,170,857
		6,107,448

	Multiline Retail — 1.5%
43,878	Dollar General Corp.	7,691,814
41,637	Target Corp.	4,569,244
		12,261,058

	Multi-Utilities — 0.6%
90,228	CMS Energy Corp.	5,151,117

	Personal Products — 0.5%
24,295	Estee Lauder (The) Cos., Inc., Class A	4,285,638

	Pharmaceuticals — 2.7%
69,449	Bristol-Myers Squibb Co.	4,223,194
38,213	Eli Lilly and Co.	5,909,258
29,522	Johnson & Johnson	4,429,481
50,313	Merck & Co., Inc.	3,991,833
32,893	Zoetis, Inc.	4,253,394
		22,807,160

	Professional Services — 2.1%
11,284	CoStar Group, Inc. (a)	7,314,966
22,187	Equifax, Inc.	3,081,774
40,051	TransUnion	3,155,618
27,774	Verisk Analytics, Inc.	4,244,701
		17,797,059

	Road & Rail — 1.7%
41,680	Kansas City Southern	5,441,324
48,058	Lyft, Inc., Class A (a)	1,577,744
50,481	Old Dominion Freight Line, Inc.	7,334,385
		14,353,453

	Semiconductors & Semiconductor Equipment — 7.2%
116,553	Advanced Micro Devices, Inc. (a)	6,106,212
57,845	Applied Materials, Inc.	2,873,740
97,946	Intel Corp.	5,874,801
36,877	KLA Corp.	6,051,147
27,608	Lam Research Corp.	7,047,770
117,120	Marvell Technology Group Ltd.	3,131,789
20,109	NVIDIA Corp.	5,877,458
65,744	Qorvo, Inc. (a)	6,444,884
78,357	QUALCOMM, Inc.	6,164,345
29,654	Skyworks Solutions, Inc.	3,080,458
122,321	Teradyne, Inc.	7,649,955
		60,302,559

	Software — 15.1%
20,821	Adobe, Inc. (a)	7,363,138
22,803	ANSYS, Inc. (a)	5,970,509
33,957	Autodesk, Inc. (a)	6,354,373
80,266	Cadence Design Systems, Inc. (a)	6,511,981

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
25,772	Ceridian HCM Holding, Inc. (a)	$1,519,775
46,811	Citrix Systems, Inc.	6,788,063
47,419	Coupa Software, Inc. (a)	8,350,012
71,710	DocuSign, Inc. (a)	7,511,623
17,229	Fair Isaac Corp. (a)	6,080,803
65,495	Fortinet, Inc. (a)	7,056,431
5,610	Intuit, Inc.	1,513,634
42,016	Microsoft Corp.	7,529,687
19,163	Paycom Software, Inc. (a)	5,001,926
31,267	RingCentral, Inc., Class A (a)	7,145,448
26,885	salesforce.com, Inc. (a)	4,354,026
23,122	ServiceNow, Inc. (a)	8,128,308
41,995	Splunk, Inc. (a)	5,894,418
60,485	SS&C Technologies Holdings, Inc.	3,336,353
41,159	Synopsys, Inc. (a)	6,466,902
20,057	Trade Desk (The), Inc., Class A (a)	5,868,277
22,343	Tyler Technologies, Inc. (a)	7,165,177
		125,910,864

	Specialty Retail — 2.3%
1,526	AutoZone, Inc. (a)	1,557,008
24,428	Burlington Stores, Inc. (a)	4,462,751
23,970	CarMax, Inc. (a)	1,765,391
20,732	Home Depot (The), Inc.	4,557,516
30,476	Ross Stores, Inc.	2,784,287
80,968	TJX (The) Cos., Inc.	3,971,480
		19,098,433

	Technology Hardware, Storage & Peripherals — 0.9%
26,058	Apple, Inc.	7,655,840

	Textiles, Apparel & Luxury Goods — 0.5%
46,785	NIKE, Inc., Class B	4,078,716

	Tobacco — 0.3%
36,328	Philip Morris International, Inc.	2,710,069

	Trading Companies & Distributors — 0.5%
123,872	Fastenal Co.	4,486,644

	Water Utilities — 0.8%
44,336	American Water Works Co., Inc.	5,395,248
31,705	Essential Utilities, Inc.	1,324,952
		6,720,200
	Total Common Stocks — 100.1%	833,506,603
	(Cost $734,910,183)

	Money Market Funds — 0.0%
416,342	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (b)	416,342
	(Cost $416,342)

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Description	Value

Total Investments — 100.1%	$833,922,945
(Cost $735,326,525) (c)
Net Other Assets and Liabilities — (0.1)%	(494,427)
Net Assets — 100.0%	$833,428,518

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $107,887,826 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,291,406. The net unrealized appreciation was $98,596,420.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$833,506,603	$—	$—
Money Market Funds	416,342	—	—
Total Investments	$833,922,945	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.0%
1,897	AAR Corp.	$37,143
609	General Dynamics Corp.	79,548
214	Huntington Ingalls Industries, Inc.	40,962
1,178	Moog, Inc., Class A	58,287
853	Raytheon Technologies Corp.	55,283
4,145	Spirit AeroSystems Holdings, Inc., Class A	91,853
7,539	Textron, Inc.	198,728
		561,804

	Air Freight & Logistics — 0.2%
1,253	Air Transport Services Group, Inc. (a)	25,361
300	C.H. Robinson Worldwide, Inc.	21,270
588	Expeditors International of Washington, Inc.	42,104
221	Forward Air Corp.	11,403
504	Hub Group, Inc., Class A (a)	24,247
		124,385

	Airlines — 2.1%
3,485	Alaska Air Group, Inc.	113,332
6,598	American Airlines Group, Inc. (b)	79,242
7,048	Delta Air Lines, Inc.	182,614
5,482	Hawaiian Holdings, Inc.	78,941
11,084	JetBlue Airways Corp. (a)	107,958
3,787	SkyWest, Inc.	117,208
4,517	Southwest Airlines Co.	141,156
7,696	Spirit Airlines, Inc. (a)	115,594
6,373	United Airlines Holdings, Inc. (a)	188,513
		1,124,558

	Auto Components — 1.3%
3,112	American Axle & Manufacturing Holdings, Inc. (a)	13,444
2,387	Aptiv PLC	166,016
4,070	BorgWarner, Inc.	116,280
3,512	Cooper Tire & Rubber Co.	74,419
7,328	Dana, Inc.	84,272
203	Dorman Products, Inc. (a)	12,805
13,637	Goodyear Tire & Rubber (The) Co.	97,777
977	Lear Corp.	95,404
270	Standard Motor Products, Inc.	10,987
		671,404

	Automobiles — 0.9%
16,653	Ford Motor Co.	84,764
9,677	General Motors Co.	215,700
3,144	Harley-Davidson, Inc.	68,634
1,412	Thor Industries, Inc.	93,474
		462,572

	Banks — 9.5%
706	1st Source Corp.	24,519
1,670	Ameris Bancorp	42,468

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
4,654	Associated Banc-Corp.	$65,808
2,097	BancorpSouth Bank	45,903
5,534	Bank of America Corp.	133,093
4,752	Bank OZK	107,490
3,183	BankUnited, Inc.	63,055
692	Banner Corp.	26,594
2,267	Berkshire Hills Bancorp, Inc.	38,630
1,398	BOK Financial Corp.	72,402
3,202	Boston Private Financial Holdings, Inc.	24,335
995	Brookline Bancorp, Inc.	10,159
6,989	Cadence BanCorp	46,267
1,729	Cathay General Bancorp	48,274
5,747	CIT Group, Inc.	109,078
3,819	Citigroup, Inc.	185,451
8,552	Citizens Financial Group, Inc.	191,479
740	Columbia Banking System, Inc.	19,973
2,705	Comerica, Inc.	94,296
712	Cullen/Frost Bankers, Inc.	51,164
1,114	Eagle Bancorp, Inc.	39,079
2,313	East West Bancorp, Inc.	81,117
8,076	F.N.B. Corp.	65,335
1,162	FB Financial Corp.	25,959
10,833	Fifth Third Bancorp	202,469
1,461	First Bancorp	38,848
6,333	First BanCorp	36,921
1,337	First Busey Corp.	24,628
119	First Citizens BancShares, Inc., Class A	45,458
2,505	First Commonwealth Financial Corp.	23,848
2,260	First Financial Bancorp	34,759
2,401	First Hawaiian, Inc.	42,234
7,385	First Horizon National Corp.	67,056
389	First Interstate BancSystem, Inc., Class A	13,148
863	First Merchants Corp.	24,432
1,730	First Midwest Bancorp, Inc.	25,569
978	Fulton Financial Corp.	11,433
1,645	Great Western Bancorp, Inc.	30,926
4,065	Hancock Whitney Corp.	84,999
1,115	Heartland Financial USA, Inc.	37,877
562	Heritage Financial Corp.	11,268
2,228	Hilltop Holdings, Inc.	43,000
3,310	Home BancShares, Inc.	50,742
4,099	Hope Bancorp, Inc.	40,785
19,593	Huntington Bancshares, Inc.	181,039
1,934	Independent Bank Group, Inc.	58,620
852	International Bancshares Corp.	24,699
2,484	Investors Bancorp, Inc.	23,126
15,513	KeyCorp	180,726
1,137	M&T Bank Corp.	127,435
706	OceanFirst Financial Corp.	11,896
1,005	OFG Bancorp	12,643
1,505	Old National Bancorp	21,326

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,787	Pacific Premier Bancorp, Inc.	$38,152
4,429	PacWest Bancorp	89,643
3,590	People’s United Financial, Inc.	45,557
1,058	Pinnacle Financial Partners, Inc.	42,584
1,227	PNC Financial Services Group (The), Inc.	130,884
2,267	Popular, Inc.	87,484
412	Prosperity Bancshares, Inc.	24,691
17,934	Regions Financial Corp.	192,790
1,542	Renasant Corp.	40,447
412	S&T Bancorp, Inc.	11,005
247	Signature Bank	26,473
1,244	Simmons First National Corp., Class A	23,263
7,594	Sterling Bancorp	93,634
778	SVB Financial Group (a)	150,286
4,519	Synovus Financial Corp.	94,944
1,265	TowneBank	25,553
377	TriCo Bancshares	11,355
2,609	Truist Financial Corp.	97,368
483	Trustmark Corp.	12,853
2,336	U.S. Bancorp	85,264
428	UMB Financial Corp.	21,760
5,461	Umpqua Holdings Corp.	68,399
1,719	United Bankshares, Inc.	51,501
5,428	Valley National Bancorp	45,378
2,599	Webster Financial Corp.	73,422
5,605	Wells Fargo & Co.	162,825
965	WesBanco, Inc.	23,816
2,414	Wintrust Financial Corp.	101,147
2,224	Zions Bancorp N.A.	70,301
		5,086,617

	Beverages — 0.2%
2,063	Molson Coors Beverage Co., Class B	84,604
262	National Beverage Corp. (a) (b)	13,160
		97,764

	Biotechnology — 0.8%
2,239	Alexion Pharmaceuticals, Inc. (a)	240,625
371	Biogen, Inc. (a)	110,124
218	Enanta Pharmaceuticals, Inc. (a)	10,109
524	Gilead Sciences, Inc.	44,016
81	Regeneron Pharmaceuticals, Inc. (a)	42,596
		447,470

	Building Products — 0.8%
525	A.O. Smith Corp.	22,250
263	Gibraltar Industries, Inc. (a)	12,177
1,810	Griffon Corp.	29,702
1,133	Masco Corp.	46,498
2,044	Owens Corning	88,628
1,626	Patrick Industries, Inc.	67,024
4,015	PGT Innovations, Inc. (a)	41,515
6,962	Resideo Technologies, Inc. (a)	35,715

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
474	Trane Technologies PLC	$41,437
1,066	Universal Forest Products, Inc.	43,834
		428,780

	Capital Markets — 2.8%
383	Ameriprise Financial, Inc.	44,022
4,776	Bank of New York Mellon (The) Corp.	179,291
4,457	BGC Partners, Inc., Class A	13,794
2,796	Blucora, Inc. (a)	39,340
1,723	Evercore, Inc., Class A	88,907
3,124	Federated Hermes, Inc.	71,133
12,048	Franklin Resources, Inc.	226,984
1,040	Goldman Sachs Group (The), Inc.	190,757
310	INTL. FCStone, Inc. (a)	12,388
8,739	Invesco Ltd.	75,330
841	Lazard Ltd., Class A	23,128
400	Moelis & Co., Class A	11,948
4,732	Morgan Stanley	186,583
666	Piper Sandler Cos.	35,904
1,272	Raymond James Financial, Inc.	83,850
2,206	State Street Corp.	139,066
962	Stifel Financial Corp.	42,597
4,023	Waddell & Reed Financial, Inc., Class A	58,535
		1,523,557

	Chemicals — 2.7%
1,982	Ashland Global Holdings, Inc.	122,270
877	Cabot Corp.	29,722
1,601	Celanese Corp.	132,995
2,187	CF Industries Holdings, Inc.	60,142
3,445	DuPont de Nemours, Inc.	161,984
1,704	Eastman Chemical Co.	103,109
2,373	Element Solutions, Inc. (a)	24,323
1,207	H.B. Fuller Co.	44,406
6,875	Huntsman Corp.	115,569
4,361	Livent Corp. (a)	27,038
4,052	LyondellBasell Industries N.V., Class A	234,813
1,262	Minerals Technologies, Inc.	55,578
52	NewMarket Corp.	21,395
2,888	Olin Corp.	38,555
6,138	Orion Engineered Carbons S.A.	55,917
591	PolyOne Corp.	13,764
468	PPG Industries, Inc.	42,508
3,090	PQ Group Holdings, Inc. (a)	36,215
127	Stepan Co.	12,116
2,528	Trinseo S.A.	51,698
2,079	Westlake Chemical Corp.	90,333
		1,474,450

	Commercial Services & Supplies — 0.9%
9,186	ADT, Inc.	52,636

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
439	Brady Corp., Class A	$19,114
2,069	BrightView Holdings, Inc. (a)	26,525
1,612	Harsco Corp. (a)	16,088
2,063	Herman Miller, Inc.	46,500
1,338	HNI Corp.	32,567
6,057	Interface, Inc.	55,967
2,808	KAR Auction Services, Inc.	42,064
4,437	Knoll, Inc.	51,735
521	Republic Services, Inc.	40,815
1,103	SP Plus Corp. (a)	23,262
4,638	Steelcase, Inc., Class A	50,786
369	US Ecology, Inc.	12,096
1,588	Viad Corp.	38,064
		508,219

	Communications Equipment — 0.2%
996	Cisco Systems, Inc.	42,210
351	EchoStar Corp., Class A (a)	11,074
187	F5 Networks, Inc. (a)	26,042
1,038	Juniper Networks, Inc.	22,421
		101,747

	Construction & Engineering — 0.8%
576	Arcosa, Inc.	21,467
626	Comfort Systems USA, Inc.	20,846
1,786	Dycom Industries, Inc. (a)	58,224
970	EMCOR Group, Inc.	61,624
3,031	MasTec, Inc. (a)	108,813
2,880	Primoris Services Corp.	44,957
1,876	Quanta Services, Inc.	68,211
188	Valmont Industries, Inc.	22,041
		406,183

	Construction Materials — 0.0%
1,526	Summit Materials, Inc., Class A (a)	23,058

	Consumer Finance — 2.3%
13,936	Ally Financial, Inc.	228,411
3,987	Capital One Financial Corp.	258,198
4,511	Discover Financial Services	193,838
1,959	Encore Capital Group, Inc. (a)	50,895
277	FirstCash, Inc.	19,900
442	Green Dot Corp., Class A (a)	13,481
10,469	Navient Corp.	79,774
406	PRA Group, Inc. (a)	11,262
5,706	Santander Consumer USA Holdings, Inc. (b)	88,956
5,518	SLM Corp.	46,020
12,497	Synchrony Financial	247,316
		1,238,051

	Containers & Packaging — 1.1%
1,177	Berry Global Group, Inc. (a)	46,833

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
1,626	Graphic Packaging Holding Co.	$21,707
1,084	Greif, Inc., Class A	36,737
5,167	International Paper Co.	176,970
458	Packaging Corp. of America	44,266
684	Silgan Holdings, Inc.	23,598
428	Sonoco Products Co.	20,903
7,115	WestRock Co.	229,032
		600,046

	Distributors — 0.4%
582	Genuine Parts Co.	46,141
5,728	LKQ Corp. (a)	149,787
		195,928

	Diversified Consumer Services — 0.4%
855	Adtalem Global Education, Inc. (a)	27,163
167	Graham Holdings Co., Class B	65,132
520	Grand Canyon Education, Inc. (a)	44,730
4,227	H&R Block, Inc.	70,380
2,178	Laureate Education, Inc., Class A (a)	20,626
		228,031

	Diversified Financial Services — 0.7%
1,100	Berkshire Hathaway, Inc., Class B (a)	206,096
7,257	Jefferies Financial Group, Inc.	99,566
979	Voya Financial, Inc.	44,221
		349,883

	Diversified Telecommunication Services — 0.7%
5,518	AT&T, Inc.	168,134
1,741	GCI Liberty, Inc., Class A (a)	105,905
2,187	Verizon Communications, Inc.	125,643
		399,682

	Electric Utilities — 1.4%
654	ALLETE, Inc.	37,644
489	American Electric Power Co., Inc.	40,641
994	Duke Energy Corp.	84,152
1,467	Edison International	86,128
4,370	Exelon Corp.	162,040
2,912	NRG Energy, Inc.	97,639
1,291	OGE Energy Corp.	40,692
1,062	Pinnacle West Capital Corp.	81,763
413	Portland General Electric Co.	19,324
4,761	PPL Corp.	121,025
		771,048

	Electrical Equipment — 0.9%
462	Acuity Brands, Inc.	40,005
1,628	AZZ, Inc.	51,103
1,036	Eaton Corp. PLC	86,506
2,465	Emerson Electric Co.	140,579

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
545	Encore Wire Corp.	$24,950
801	EnerSys	46,770
1,262	Regal Beloit Corp.	89,615
1,113	Sunrun, Inc. (a)	15,615
		495,143

	Electronic Equipment, Instruments & Components — 1.3%
790	Avnet, Inc.	23,716
563	Benchmark Electronics, Inc.	11,632
5,719	Corning, Inc.	125,875
451	CTS Corp.	10,445
365	ePlus, Inc. (a)	25,824
543	Insight Enterprises, Inc. (a)	29,479
1,733	Methode Electronics, Inc.	52,025
1,497	MTS Systems Corp.	31,841
556	PC Connection, Inc.	25,548
419	Plexus Corp. (a)	26,267
838	Sanmina Corp. (a)	23,238
1,086	SYNNEX Corp.	95,090
1,864	TE Connectivity Ltd.	136,929
3,259	TTM Technologies, Inc. (a)	37,772
1,588	Vishay Intertechnology, Inc.	26,345
		682,026

	Energy Equipment & Services — 1.8%
9,953	Apergy Corp. (a) (b)	91,667
15,221	Archrock, Inc.	73,213
11,187	Baker Hughes Co.	156,059
4,428	Core Laboratories N.V.	86,833
5,716	Halliburton Co.	60,018
34,896	Helix Energy Solutions Group, Inc. (a)	88,636
5,071	Helmerich & Payne, Inc.	100,254
39,133	NexTier Oilfield Solutions, Inc. (a)	90,788
19,483	Patterson-UTI Energy, Inc.	71,892
22,892	ProPetro Holding Corp. (a)	97,062
11,112	RPC, Inc. (b)	37,892
		954,314

	Entertainment — 0.6%
9,736	Cinemark Holdings, Inc.	139,030
1,173	Electronic Arts, Inc. (a)	134,027
406	Walt Disney (The) Co.	43,909
		316,966

	Equity Real Estate Investment Trusts — 3.8%
8,655	Apple Hospitality REIT, Inc.	83,780
1,887	Brandywine Realty Trust	21,059
6,264	Brixmor Property Group, Inc.	71,723
4,099	CoreCivic, Inc.	53,779
11,265	DiamondRock Hospitality Co.	70,181
9,282	Diversified Healthcare Trust	28,867

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,254	Empire State Realty Trust, Inc., Class A	$10,483
3,277	EPR Properties	96,409
2,503	Equity Commonwealth	84,977
2,770	GEO Group (The), Inc.	35,124
561	Highwoods Properties, Inc.	21,772
18,213	Host Hotels & Resorts, Inc.	224,202
5,394	iStar, Inc.	54,048
17,619	Macerich (The) Co. (b)	131,614
2,255	Paramount Group, Inc.	21,761
12,540	Park Hotels & Resorts, Inc.	119,255
7,288	Pebblebrook Hotel Trust	86,290
1,018	Regency Centers Corp.	44,700
7,412	RLJ Lodging Trust	68,858
9,490	RPT Realty	64,722
1,816	Sabra Health Care REIT, Inc.	23,281
18,370	Service Properties Trust	127,304
1,465	Simon Property Group, Inc.	97,818
8,787	SITE Centers Corp.	53,249
13,563	Summit Hotel Properties, Inc.	82,192
6,834	Sunstone Hotel Investors, Inc.	62,804
9,157	Tanger Factory Outlet Centers, Inc. (b)	68,861
3,001	Ventas, Inc.	97,082
4,445	Xenia Hotels & Resorts, Inc.	43,117
		2,049,312

	Food & Staples Retailing — 0.9%
150	Casey’s General Stores, Inc.	22,712
3,345	Chefs’ Warehouse (The), Inc. (a)	47,098
3,900	Kroger (The) Co.	123,279
213	PriceSmart, Inc.	13,534
604	Sprouts Farmers Market, Inc. (a)	12,551
859	Sysco Corp.	48,336
3,362	US Foods Holding Corp. (a)	72,283
2,567	Walgreens Boots Alliance, Inc.	111,125
809	Weis Markets, Inc.	40,474
		491,392

	Food Products — 1.5%
3,338	Archer-Daniels-Midland Co.	123,973
620	B&G Foods, Inc. (b)	12,041
1,335	Conagra Brands, Inc.	44,643
4,139	Darling Ingredients, Inc. (a)	85,222
829	Fresh Del Monte Produce, Inc.	23,635
839	Hormel Foods Corp.	39,307
1,054	Hostess Brands, Inc. (a)	12,669
526	Ingredion, Inc.	42,711
353	J.M. Smucker (The) Co.	40,563
3,251	Kraft Heinz (The) Co.	98,603
3,286	Pilgrim’s Pride Corp. (a)	72,292
21	Seaboard Corp.	63,233

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
2,780	Tyson Foods, Inc., Class A	$172,888
		831,780

	Gas Utilities — 0.2%
1,596	National Fuel Gas Co.	65,436
286	Southwest Gas Holdings, Inc.	21,679
1,487	UGI Corp.	44,877
		131,992

	Health Care Equipment & Supplies — 0.2%
795	Zimmer Biomet Holdings, Inc.	95,162

	Health Care Providers & Services — 2.4%
3,243	Acadia Healthcare Co., Inc. (a)	77,864
355	Anthem, Inc.	99,659
454	Cigna Corp.	88,884
1,980	CVS Health Corp.	121,869
514	DaVita, Inc. (a)	40,611
1,308	HCA Healthcare, Inc.	143,723
1,591	Henry Schein, Inc. (a)	86,805
125	Humana, Inc.	47,728
930	Laboratory Corp. of America Holdings (a)	152,939
700	Magellan Health, Inc. (a)	42,511
141	Molina Healthcare, Inc. (a)	23,120
157	National HealthCare Corp.	10,734
1,462	Quest Diagnostics, Inc.	160,981
158	UnitedHealth Group, Inc.	46,210
1,623	Universal Health Services, Inc., Class B	171,535
		1,315,173

	Hotels, Restaurants & Leisure — 4.0%
5,883	Aramark	160,665
4,718	Bloomin’ Brands, Inc.	56,852
4,128	Boyd Gaming Corp.	68,896
15,268	Carnival Corp. (b)	242,761
2,681	Cheesecake Factory (The), Inc.	59,759
714	Cracker Barrel Old Country Store, Inc.	69,544
2,158	Darden Restaurants, Inc.	159,239
2,576	Dave & Buster’s Entertainment, Inc. (b)	37,713
2,137	Hilton Grand Vacations, Inc. (a)	44,022
1,893	Las Vegas Sands Corp.	90,902
713	Marriott Vacations Worldwide Corp.	59,179
17,040	MGM Resorts International	286,783
18,347	Norwegian Cruise Line Holdings Ltd. (a)	300,891
4,706	Penn National Gaming, Inc. (a)	83,861
26,162	Playa Hotels & Resorts N.V. (a)	64,620
6,251	Royal Caribbean Cruises Ltd.	292,359
481	Texas Roadhouse, Inc.	22,650

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,742	Wyndham Destinations, Inc.	$70,113
		2,170,809

	Household Durables — 3.5%
3,944	Century Communities, Inc. (a)	84,480
5,913	D.R. Horton, Inc.	279,212
560	iRobot Corp. (a) (b)	34,138
5,481	KB Home	143,821
1,113	La-Z-Boy, Inc.	26,100
1,488	Leggett & Platt, Inc.	52,273
5,263	Lennar Corp., Class A	263,518
2,466	M.D.C. Holdings, Inc.	72,130
3,463	M/I Homes, Inc. (a)	88,168
1,567	Meritage Homes Corp. (a)	82,362
1,301	Mohawk Industries, Inc. (a)	114,124
9,010	PulteGroup, Inc.	254,713
5,203	Taylor Morrison Home Corp. (a)	75,704
5,153	Toll Brothers, Inc.	123,775
6,526	TRI Pointe Group, Inc. (a)	74,918
925	Whirlpool Corp.	103,360
		1,872,796

	Household Products — 0.1%
438	Central Garden & Pet Co., Class A (a)	13,319
356	Procter & Gamble (The) Co.	41,962
		55,281

	Independent Power and Renewable Electricity Producers — 0.4%
10,080	Vistra Energy Corp.	196,963

	Industrial Conglomerates — 0.1%
288	3M Co.	43,753
529	Raven Industries, Inc.	11,781
		55,534

	Insurance — 7.0%
3,431	Aflac, Inc.	127,770
1,754	Allstate (The) Corp.	178,417
1,791	American Equity Investment Life Holding Co.	37,647
566	American Financial Group, Inc.	37,492
6,634	American International Group, Inc.	168,703
1,204	American National Insurance Co.	96,922
3,077	Assured Guaranty Ltd.	91,479
3,997	Athene Holding Ltd., Class A (a)	107,919
1,027	Axis Capital Holdings Ltd.	37,588
720	Chubb Ltd.	77,767
2,664	Cincinnati Financial Corp.	175,291
4,619	CNO Financial Group, Inc.	64,943
564	Employers Holdings, Inc.	17,129
624	Enstar Group Ltd. (a)	90,243
837	Everest Re Group Ltd.	144,910

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
490	FBL Financial Group, Inc., Class A	$19,149
8,083	Fidelity National Financial, Inc.	218,645
1,871	First American Financial Corp.	86,291
1,117	Globe Life, Inc.	91,974
437	Hanover Insurance Group (The), Inc.	43,866
626	Horace Mann Educators Corp.	22,010
534	Kemper Corp.	35,896
6,113	Lincoln National Corp.	216,828
2,310	Loews Corp.	80,065
173	Markel Corp. (a)	149,790
828	Mercury General Corp.	33,915
5,263	MetLife, Inc.	189,889
2,766	National General Holdings Corp.	52,637
265	National Western Life Group, Inc., Class A	51,073
6,505	Old Republic International Corp.	103,755
5,134	Principal Financial Group, Inc.	186,929
1,088	Progressive (The) Corp.	84,102
3,086	Prudential Financial, Inc.	192,474
708	Reinsurance Group of America, Inc.	74,113
134	Safety Insurance Group, Inc.	11,272
399	Selective Insurance Group, Inc.	20,002
1,716	Stewart Information Services Corp.	54,672
7,723	Third Point Reinsurance Ltd. (a)	57,459
1,183	Travelers (The) Cos., Inc.	119,731
6,610	Unum Group	115,345
		3,766,102

	Interactive Media & Services — 0.0%
1,140	TripAdvisor, Inc.	22,766

	Internet & Direct Marketing Retail — 0.4%
1,303	eBay, Inc.	51,899
2,087	Expedia Group, Inc.	148,135
		200,034

	IT Services — 0.8%
2,528	Cognizant Technology Solutions Corp., Class A	146,674
1,520	DXC Technology Co.	27,558
725	International Business Machines Corp.	91,031
960	KBR, Inc.	19,450
682	MAXIMUS, Inc.	45,912
1,087	Perspecta, Inc.	23,447
10,038	Sabre Corp.	72,976
844	Sykes Enterprises, Inc. (a)	24,164
		451,212

	Leisure Products — 0.2%
547	Hasbro, Inc.	39,499
1,237	Polaris, Inc.	87,740
		127,239

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 2.7%
419	AGCO Corp.	$22,140
1,825	Allison Transmission Holdings, Inc.	66,321
2,617	Altra Industrial Motion Corp.	73,040
948	Barnes Group, Inc.	36,384
789	Chart Industries, Inc. (a)	28,183
1,188	Cummins, Inc.	194,238
284	Deere & Co.	41,197
466	Dover Corp.	43,641
284	EnPro Industries, Inc.	12,879
361	Gorman-Rupp (The) Co.	10,650
587	Hillenbrand, Inc.	12,298
287	Lincoln Electric Holdings, Inc.	23,106
3,456	Meritor, Inc. (a)	70,848
1,046	Middleby (The) Corp. (a)	58,189
957	Mueller Industries, Inc.	24,786
2,859	Mueller Water Products, Inc., Class A	27,132
1,234	Oshkosh Corp.	83,332
2,632	PACCAR, Inc.	182,213
1,750	Rexnord Corp.	47,723
547	Snap-on, Inc.	71,269
466	Standex International Corp.	23,225
805	Stanley Black & Decker, Inc.	88,711
783	Terex Corp.	11,894
2,454	Timken (The) Co.	92,221
1,459	TriMas Corp. (a)	34,783
2,096	Trinity Industries, Inc.	40,432
2,188	Welbilt, Inc. (a)	10,787
813	Westinghouse Air Brake Technologies Corp.	45,869
		1,477,491

	Marine — 0.2%
1,369	Kirby Corp. (a)	73,132
366	Matson, Inc.	11,068
		84,200

	Media — 2.8%
1,884	AMC Networks, Inc., Class A (a)	44,933
4,679	Comcast Corp., Class A	176,071
10,343	Discovery, Inc., Class A (a)	231,890
8,047	DISH Network Corp., Class A (a)	201,296
4,971	Fox Corp., Class A	128,600
7,829	iHeartMedia, Inc., Class A (a)	54,960
1,225	Interpublic Group of (The) Cos., Inc.	20,800
611	John Wiley & Sons, Inc., Class A	22,943
5,801	Liberty Latin America Ltd., Class C (a)	59,982
4,684	Meredith Corp.	69,464
8,842	News Corp., Class A	87,624
712	Omnicom Group, Inc.	40,605
2,095	Sinclair Broadcast Group, Inc., Class A	36,977
5,481	TEGNA, Inc.	58,756

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
14,353	ViacomCBS, Inc., Class B	$247,733
		1,482,634

	Metals & Mining — 2.0%
6,734	Allegheny Technologies, Inc. (a)	50,572
2,936	Carpenter Technology Corp.	65,091
8,530	Cleveland-Cliffs, Inc. (b)	37,361
3,624	Commercial Metals Co.	57,767
5,801	Freeport-McMoRan, Inc.	51,223
6,170	Hecla Mining Co.	16,227
163	Kaiser Aluminum Corp.	11,774
963	Materion Corp.	49,826
3,553	Newmont Corp.	211,333
5,583	Nucor Corp.	229,964
907	Reliance Steel & Aluminum Co.	81,249
4,401	Steel Dynamics, Inc.	106,812
5,388	Warrior Met Coal, Inc.	67,619
428	Worthington Industries, Inc.	11,316
		1,048,134

	Mortgage Real Estate Investment Trusts — 1.1%
7,602	AGNC Investment Corp.	94,417
13,369	Apollo Commercial Real Estate Finance, Inc.	108,957
8,721	Chimera Investment Corp. (b)	67,762
16,784	Invesco Mortgage Capital, Inc. (b)	51,023
9,660	Ladder Capital Corp.	76,797
64,000	MFA Financial, Inc.	112,000
15,840	New Residential Investment Corp.	96,466
		607,422

	Multiline Retail — 0.9%
4,025	Big Lots, Inc.	94,386
1,549	Dillard’s, Inc., Class A (b)	45,665
6,799	Kohl’s Corp.	125,510
20,204	Macy’s, Inc. (b)	118,395
5,173	Nordstrom, Inc.	97,149
		481,105

	Multi-Utilities — 1.2%
935	Avista Corp.	40,242
10,413	CenterPoint Energy, Inc.	177,333
1,032	Consolidated Edison, Inc.	81,322
847	DTE Energy Co.	87,868
1,845	MDU Resources Group, Inc.	41,439
1,568	NiSource, Inc.	39,372
662	NorthWestern Corp.	38,191
2,615	Public Service Enterprise Group, Inc.	132,607
		638,374

	Oil, Gas & Consumable Fuels — 12.9%
104,455	Callon Petroleum Co. (a)	98,156

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
217,608	Centennial Resource Development, Inc., Class A (a)	$256,777
1,657	Chesapeake Energy Corp. (a) (b)	28,997
2,220	Chevron Corp.	204,240
4,715	Cimarex Energy Co.	119,855
8,607	CNX Resources Corp. (a)	91,234
2,741	Concho Resources, Inc.	155,470
6,529	ConocoPhillips	274,871
26,319	Continental Resources, Inc. (b)	431,368
6,001	CVR Energy, Inc.	143,124
3,632	Delek US Holdings, Inc.	84,807
11,486	Devon Energy Corp.	143,230
7,675	Diamondback Energy, Inc.	334,170
5,598	EOG Resources, Inc.	265,961
4,764	EQT Corp.	69,507
5,295	Exxon Mobil Corp.	246,059
4,047	HollyFrontier Corp.	133,713
14,308	Magnolia Oil & Gas Corp., Class A (a)	92,573
30,152	Marathon Oil Corp.	184,530
8,512	Marathon Petroleum Corp.	273,065
23,077	Matador Resources Co. (a) (b)	162,462
16,183	Murphy Oil Corp.	191,930
13,891	Occidental Petroleum Corp.	230,591
9,219	ONEOK, Inc.	275,925
36,740	Ovintiv, Inc. (b)	232,564
6,448	Par Pacific Holdings, Inc. (a)	62,675
17,313	Parsley Energy, Inc., Class A	163,608
14,012	PBF Energy, Inc., Class A	159,737
7,373	PDC Energy, Inc. (a)	95,775
3,748	Phillips 66	274,241
2,866	Pioneer Natural Resources Co.	255,962
2,787	Renewable Energy Group, Inc. (a)	69,145
46,911	SM Energy Co. (b)	189,990
9,953	Talos Energy, Inc. (a)	113,365
11,486	Targa Resources Corp.	148,859
4,434	Valero Energy Corp.	280,894
8,302	Williams (The) Cos., Inc.	160,810
1,337	World Fuel Services Corp.	33,425
32,524	WPX Energy, Inc. (a)	199,372
		6,933,037

	Paper & Forest Products — 0.3%
1,416	Boise Cascade Co.	44,278
2,644	Domtar Corp.	61,764
531	Neenah, Inc.	25,945
1,212	Schweitzer-Mauduit International, Inc.	39,050
		171,037

	Personal Products — 0.2%
681	Herbalife Nutrition Ltd. (a)	25,435
2,095	Nu Skin Enterprises, Inc., Class A	61,195

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
194	USANA Health Sciences, Inc. (a)	$17,309
		103,939

	Pharmaceuticals — 0.7%
10,788	Mylan N.V. (a)	180,915
3,599	Pfizer, Inc.	138,058
1,873	Supernus Pharmaceuticals, Inc. (a)	43,828
		362,801

	Professional Services — 0.6%
1,686	ASGN, Inc. (a)	78,315
163	ICF International, Inc.	11,987
1,063	Insperity, Inc.	50,716
1,386	Korn Ferry	39,958
1,123	ManpowerGroup, Inc.	83,371
1,051	Robert Half International, Inc.	49,681
527	TriNet Group, Inc. (a)	25,807
		339,835

	Real Estate Management & Development — 0.7%
3,114	CBRE Group, Inc., Class A (a)	133,684
392	Howard Hughes (The) Corp. (a)	21,231
589	Jones Lang LaSalle, Inc.	62,187
4,436	Kennedy-Wilson Holdings, Inc.	62,769
414	Marcus & Millichap, Inc. (a)	12,027
15,212	Realogy Holdings Corp.	66,020
		357,918

	Road & Rail — 1.3%
137	AMERCO	38,378
2,424	Avis Budget Group, Inc. (a)	39,948
1,404	CSX Corp.	92,987
1,233	Heartland Express, Inc.	24,154
7,409	Hertz Global Holdings, Inc. (a) (b)	29,932
872	J.B. Hunt Transport Services, Inc.	88,177
1,814	Knight-Swift Transportation Holdings, Inc.	67,445
208	Landstar System, Inc.	21,488
1,641	Marten Transport Ltd.	36,791
551	Norfolk Southern Corp.	94,276
1,732	Ryder System, Inc.	61,313
581	Schneider National, Inc., Class B	12,730
278	Union Pacific Corp.	44,422
929	Werner Enterprises, Inc.	37,271
		689,312

	Semiconductors & Semiconductor Equipment — 0.5%
5,878	Amkor Technology, Inc. (a)	58,075
3,825	Micron Technology, Inc. (a)	183,179
3,189	ON Semiconductor Corp. (a)	51,167
		292,421

Shares	Description	Value

	Common Stocks (Continued)
	Software — 0.7%
3,770	Ebix, Inc.	$78,906
10,747	NortonLifeLock, Inc.	228,589
811	Oracle Corp.	42,958
		350,453

	Specialty Retail — 3.7%
871	Aaron’s, Inc.	27,794
5,038	Abercrombie & Fitch Co., Class A	53,302
212	Advance Auto Parts, Inc.	25,633
5,760	American Eagle Outfitters, Inc.	45,792
611	Asbury Automotive Group, Inc. (a)	41,242
3,536	AutoNation, Inc. (a)	131,681
2,062	Best Buy Co., Inc.	158,217
2,926	Children’s Place (The), Inc. (b)	86,493
11,491	Designer Brands, Inc., Class A	72,968
3,733	Dick’s Sporting Goods, Inc.	109,713
4,499	Foot Locker, Inc.	115,309
11,273	Gap (The), Inc.	91,537
1,292	Group 1 Automotive, Inc.	73,114
8,454	Guess?, Inc.	79,045
728	Lithia Motors, Inc., Class A	80,488
455	Lowe’s Cos., Inc.	47,661
257	Monro, Inc.	14,261
236	Murphy USA, Inc. (a)	25,205
34,896	Office Depot, Inc.	77,469
2,835	Penske Automotive Group, Inc.	102,003
5,666	Sally Beauty Holdings, Inc. (a)	55,017
8,873	Signet Jewelers Ltd. (b)	89,262
4,310	Sonic Automotive, Inc., Class A	92,363
462	Tractor Supply Co.	46,861
458	Ulta Beauty, Inc. (a)	99,807
3,214	Urban Outfitters, Inc. (a)	55,731
1,400	Williams-Sonoma, Inc.	86,576
		1,984,544

	Technology Hardware, Storage & Peripherals — 1.4%
2,034	Dell Technologies, Inc., Class C (a)	86,831
16,566	Hewlett Packard Enterprise Co.	166,654
4,634	HP, Inc.	71,873
4,484	NCR Corp. (a)	92,012
1,930	NetApp, Inc.	84,476
2,408	Seagate Technology PLC	120,280
1,076	Super Micro Computer, Inc. (a)	24,640
5,237	Xerox Holdings Corp.	95,785
		742,551

	Textiles, Apparel & Luxury Goods — 1.4%
604	Carter’s, Inc.	47,233
7,433	G-III Apparel Group Ltd. (a)	84,216
10,085	Hanesbrands, Inc.	100,245
1,262	Oxford Industries, Inc.	52,903
2,636	PVH Corp.	129,770
1,188	Ralph Lauren Corp.	87,651

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
1,671	Skechers U.S.A., Inc., Class A (a)	$47,089
1,709	Steven Madden Ltd.	42,844
7,661	Tapestry, Inc.	113,996
724	VF Corp.	42,064
		748,011

	Thrifts & Mortgage Finance — 0.7%
1,262	Axos Financial, Inc. (a)	29,089
3,765	Essent Group Ltd.	102,860
15,622	MGIC Investment Corp.	114,197
2,112	New York Community Bancorp, Inc.	22,936
1,781	Provident Financial Services, Inc.	25,558
1,138	Walker & Dunlop, Inc.	43,733
918	WSFS Financial Corp.	26,787
		365,160

	Tobacco — 0.1%
763	Universal Corp.	36,906

	Trading Companies & Distributors — 1.9%
4,481	Air Lease Corp.	117,178
501	Applied Industrial Technologies, Inc.	26,247
2,038	Beacon Roofing Supply, Inc. (a)	44,836
538	GATX Corp.	31,903
2,912	GMS, Inc. (a)	53,523
3,118	H&E Equipment Services, Inc.	50,699
2,237	Herc Holdings, Inc. (a)	63,151
595	Kaman Corp.	23,062
10,747	MRC Global, Inc. (a)	57,604
722	MSC Industrial Direct Co., Inc., Class A	43,060
1,435	Rush Enterprises, Inc., Class A	53,812
634	Systemax, Inc.	12,591
2,213	Triton International Ltd.	68,559
1,954	United Rentals, Inc. (a)	251,089
158	W.W. Grainger, Inc.	43,542
2,505	WESCO International, Inc. (a)	64,804
		1,005,660

	Transportation Infrastructure — 0.1%
2,358	Macquarie Infrastructure Corp.	65,057

	Wireless Telecommunication Services — 0.4%
3,414	Telephone and Data Systems, Inc.	66,983
959	T-Mobile US, Inc. (a)	84,200
1,562	United States Cellular Corp. (a)	49,718
		200,901
	Total Common Stocks — 99.8%	53,676,136
	(Cost $63,745,556)

Shares	Description	Value

	Money Market Funds — 4.1%
2,063,003	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	$2,063,003
135,865	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	135,865
	Total Money Market Funds — 4.1%	2,198,868
	(Cost $2,198,868)

	Total Investments — 103.9%	55,875,004
	(Cost $65,944,424) (e)
	Net Other Assets and Liabilities — (3.9)%	(2,108,316)
	Net Assets — 100.0%	$53,766,688

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,008,782 and the total value of the collateral held by the Fund is $2,063,003.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,057,414 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,126,834. The net unrealized depreciation was $10,069,420.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$53,676,136	$—	$—
Money Market Funds	2,198,868	—	—
Total Investments	$55,875,004	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Aerospace & Defense — 2.2%
5,410	Aerojet Rocketdyne Holdings, Inc. (a)	$222,567
3,997	Axon Enterprise, Inc. (a)	290,622
3,484	BWX Technologies, Inc.	184,861
612	Curtiss-Wright Corp.	63,434
6,953	Howmet Aerospace, Inc.	90,876
6,942	Kratos Defense & Security Solutions, Inc. (a)	104,269
3,183	L3Harris Technologies, Inc.	616,547
1,692	Lockheed Martin Corp.	658,289
15,281	Maxar Technologies, Inc.	192,693
3,172	Mercury Systems, Inc. (a)	282,816
1,543	Teledyne Technologies, Inc. (a)	502,509
		3,209,483

	Air Freight & Logistics — 0.2%
3,481	XPO Logistics, Inc. (a)	232,322

	Airlines — 0.0%
391	Allegiant Travel Co.	30,686

	Auto Components — 0.2%
1,554	Fox Factory Holding Corp. (a)	79,270
7,659	Gentex Corp.	185,654
977	LCI Industries	84,725
		349,649

	Automobiles — 0.7%
1,094	Tesla, Inc. (a)	855,377
3,454	Winnebago Industries, Inc.	153,254
		1,008,631

	Banks — 1.9%
1,462	Atlantic Union Bankshares Corp.	34,898
960	BancFirst Corp.	36,970
1,024	Bank of Hawaii Corp.	69,816
1,962	City Holding Co.	132,612
3,371	Commerce Bancshares, Inc.	206,271
4,857	ConnectOne Bancorp, Inc.	72,564
2,339	Enterprise Financial Services Corp.	71,901
4,216	First Financial Bankshares, Inc.	117,416
1,357	First Republic Bank	141,522
4,756	German American Bancorp, Inc.	141,396
3,327	Glacier Bancorp, Inc.	126,692
1,493	Independent Bank Corp.	108,825
2,548	JPMorgan Chase & Co.	243,996
2,614	Lakeland Financial Corp.	110,651
2,731	National Bank Holdings Corp., Class A	72,590
1,930	Preferred Bank	73,629
2,883	Sandy Spring Bancorp, Inc.	73,516
3,565	Seacoast Banking Corp. of Florida (a)	80,106
4,453	ServisFirst Bancshares, Inc.	158,171
1,636	South State Corp.	94,626

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
3,161	Southside Bancshares, Inc.	$96,126
1,818	Tompkins Financial Corp.	122,733
5,021	Triumph Bancorp, Inc. (a)	139,132
3,565	United Community Banks, Inc.	75,382
2,292	Veritex Holdings, Inc.	40,247
1,634	Westamerica Bancorporation	102,942
1,848	Western Alliance Bancorp	66,306
		2,811,036

	Beverages — 1.1%
770	Boston Beer (The) Co., Inc., Class A (a)	359,212
2,011	Brown-Forman Corp., Class B	125,084
5,183	Coca-Cola (The) Co.	237,848
8,154	Monster Beverage Corp. (a)	503,999
2,789	PepsiCo, Inc.	368,957
		1,595,100

	Biotechnology — 7.0%
4,397	AbbVie, Inc.	361,433
6,695	ACADIA Pharmaceuticals, Inc. (a)	323,436
3,148	Acceleron Pharma, Inc. (a)	284,988
1,595	Agios Pharmaceuticals, Inc. (a)	65,618
5,411	Alector, Inc. (a)	133,760
5,268	Alnylam Pharmaceuticals, Inc. (a)	693,796
1,652	Amgen, Inc.	395,191
14,130	Amicus Therapeutics, Inc. (a)	166,875
3,886	Arena Pharmaceuticals, Inc. (a)	190,297
5,899	Arrowhead Pharmaceuticals, Inc. (a)	203,103
5,429	BioMarin Pharmaceutical, Inc. (a)	499,577
967	Blueprint Medicines Corp. (a)	56,889
5,981	CareDx, Inc. (a)	151,798
3,249	ChemoCentryx, Inc. (a)	172,230
5,336	CRISPR Therapeutics AG (a)	262,531
3,728	Denali Therapeutics, Inc. (a)	81,494
8,884	Dicerna Pharmaceuticals, Inc. (a)	175,015
1,615	Editas Medicine, Inc. (a)	37,339
4,209	Epizyme, Inc. (a)	69,280
13,142	Exelixis, Inc. (a)	324,542
7,348	Fate Therapeutics, Inc. (a)	201,188
3,256	FibroGen, Inc. (a)	120,114
9,072	Halozyme Therapeutics, Inc. (a)	205,526
2,728	Heron Therapeutics, Inc. (a)	38,901
4,574	Incyte Corp. (a)	446,697
4,072	Insmed, Inc. (a)	93,656
899	Intercept Pharmaceuticals, Inc. (a)	73,646
4,775	Invitae Corp. (a)	79,026
2,393	Ionis Pharmaceuticals, Inc. (a)	132,883
16,174	Ironwood Pharmaceuticals, Inc. (a)	161,740
8,495	Karyopharm Therapeutics, Inc. (a)	187,315
7,556	Moderna, Inc. (a)	347,500
8,320	Momenta Pharmaceuticals, Inc. (a)	263,744
3,217	Natera, Inc. (a)	119,158
2,615	Neurocrine Biosciences, Inc. (a)	256,636
2,199	Principia Biopharma, Inc. (a)	136,734

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
5,073	PTC Therapeutics, Inc. (a)	$258,317
989	REGENXBIO, Inc. (a)	39,382
1,735	Sarepta Therapeutics, Inc. (a)	204,522
4,970	Seattle Genetics, Inc. (a)	682,033
9,763	TG Therapeutics, Inc. (a)	114,813
5,093	Ultragenyx Pharmaceutical, Inc. (a)	307,770
675	uniQure N.V. (a)	42,957
5,371	Veracyte, Inc. (a)	144,856
2,410	Vertex Pharmaceuticals, Inc. (a)	605,392
5,462	Xencor, Inc. (a)	159,654
		10,073,352

	Building Products — 1.6%
3,377	AAON, Inc.	160,880
7,687	Advanced Drainage Systems, Inc.	311,631
3,640	Allegion PLC	365,966
703	American Woodmark Corp. (a)	36,141
2,137	Armstrong World Industries, Inc.	164,720
4,626	Builders FirstSource, Inc. (a)	84,887
28,631	Cornerstone Building Brands, Inc. (a)	152,603
2,516	CSW Industrials, Inc.	166,660
3,924	Fortune Brands Home & Security, Inc.	189,137
3,291	JELD-WEN Holding, Inc. (a)	41,796
311	Lennox International, Inc.	58,058
3,651	Simpson Manufacturing Co., Inc.	263,237
2,824	Trex Co., Inc. (a)	268,901
		2,264,617

	Capital Markets — 4.9%
10,000	Apollo Global Management, Inc.	404,900
9,146	Ares Management Corp., Class A	306,848
3,038	Artisan Partners Asset Management, Inc., Class A	89,439
2,450	Blackstone Group (The), Inc., Class A	127,988
15,473	Carlyle Group (The), Inc.	362,687
1,326	CME Group, Inc.	236,307
3,734	Cohen & Steers, Inc.	215,601
3,508	Eaton Vance Corp.	128,744
1,760	FactSet Research Systems, Inc.	484,000
7,092	Focus Financial Partners, Inc., Class A (a)	169,215
1,737	Hamilton Lane, Inc., Class A	112,644
3,131	Houlihan Lokey, Inc.	185,919
2,621	Interactive Brokers Group, Inc., Class A	107,461
4,148	Intercontinental Exchange, Inc.	371,039
19,545	KKR & Co., Inc., Class A	492,729
2,079	LPL Financial Holdings, Inc.	125,197
1,379	MarketAxess Holdings, Inc.	627,459
2,169	Moody’s Corp.	529,019
1,460	Morningstar, Inc.	227,702
1,984	MSCI, Inc.	648,768

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
1,480	Northern Trust Corp.	$117,157
3,761	PJT Partners, Inc., Class A	182,935
1,872	S&P Global, Inc.	548,271
1,221	SEI Investments Co.	62,222
2,349	T. Rowe Price Group, Inc.	271,615
		7,135,866

	Chemicals — 1.4%
1,149	Air Products and Chemicals, Inc.	259,192
2,007	Albemarle Corp.	123,290
2,292	Balchem Corp.	204,538
4,101	FMC Corp.	376,882
910	Ingevity Corp. (a)	47,247
1,383	Innospec, Inc.	100,295
3,803	RPM International, Inc.	252,557
2,762	Scotts Miracle-Gro (The) Co.	342,571
499	Sherwin-Williams (The) Co.	267,649
4,322	Valvoline, Inc.	74,295
		2,048,516

	Commercial Services & Supplies — 1.3%
2,680	ABM Industries, Inc.	92,433
1,087	Brink’s (The) Co.	55,567
3,342	Casella Waste Systems, Inc., Class A (a)	155,002
1,063	Cimpress PLC (a) (b)	77,376
1,102	Clean Harbors, Inc. (a)	58,880
4,889	Copart, Inc. (a)	391,658
1,235	Deluxe Corp.	34,790
1,834	McGrath RentCorp	100,045
1,677	MSA Safety, Inc.	188,713
3,494	Stericycle, Inc. (a)	170,507
4,006	Tetra Tech, Inc.	301,572
1,123	UniFirst Corp.	188,832
		1,815,375

	Communications Equipment — 0.8%
551	Arista Networks, Inc. (a)	120,834
14,331	CommScope Holding Co., Inc. (a)	157,784
30,792	Infinera Corp. (a)	189,833
3,838	Lumentum Holdings, Inc. (a)	310,533
840	Motorola Solutions, Inc.	120,800
3,183	Plantronics, Inc.	44,944
15,140	Viavi Solutions, Inc. (a)	182,891
		1,127,619

	Construction & Engineering — 0.1%
9,484	WillScot Corp. (a)	110,489

	Construction Materials — 0.2%
1,937	Eagle Materials, Inc.	118,176
590	Martin Marietta Materials, Inc.	112,236

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials (Continued)
1,033	Vulcan Materials Co.	$116,698
		347,110

	Consumer Finance — 0.3%
1,304	American Express Co.	118,990
308	LendingTree, Inc. (a)	76,806
2,875	Nelnet, Inc., Class A	138,431
2,959	OneMain Holdings, Inc.	71,638
		405,865

	Containers & Packaging — 0.7%
1,705	AptarGroup, Inc.	182,571
7,094	Ball Corp.	465,295
5,772	Crown Holdings, Inc. (a)	371,775
		1,019,641

	Distributors — 0.2%
1,438	Pool Corp.	304,367

	Diversified Consumer Services — 0.6%
555	Bright Horizons Family Solutions, Inc. (a)	64,630
6,325	Chegg, Inc. (a)	270,394
3,253	frontdoor, Inc. (a)	125,923
6,050	Perdoceo Education Corp. (a)	78,650
2,024	Strategic Education, Inc.	322,423
1,894	WW International, Inc. (a)	48,316
		910,336

	Diversified Financial Services — 0.2%
8,447	Cannae Holdings, Inc. (a)	266,503

	Diversified Telecommunication Services — 0.5%
1,940	Bandwidth, Inc., Class A (a)	158,226
3,451	Cogent Communications Holdings, Inc.	289,297
5,067	Iridium Communications, Inc. (a)	114,033
13,288	Vonage Holdings Corp. (a)	111,088
		672,644

	Electric Utilities — 1.0%
1,188	Entergy Corp.	113,466
8,333	Evergy, Inc.	486,897
1,728	MGE Energy, Inc.	111,732
1,906	NextEra Energy, Inc.	440,515
1,489	PNM Resources, Inc.	60,290
4,236	Southern (The) Co.	240,308
		1,453,208

	Electrical Equipment — 0.9%
3,098	Atkore International Group, Inc. (a)	75,405
3,036	Generac Holdings, Inc. (a)	295,828

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
6,967	GrafTech International Ltd.	$56,572
1,479	Hubbell, Inc.	184,032
46,101	Plug Power, Inc. (a) (b)	192,933
740	Rockwell Automation, Inc.	140,215
3,664	Vicor Corp. (a)	194,815
21,984	Vivint Solar, Inc. (a) (b)	139,378
		1,279,178

	Electronic Equipment, Instruments & Components — 1.3%
1,792	Badger Meter, Inc.	105,782
1,809	Belden, Inc.	61,850
2,459	CDW Corp.	272,457
2,087	Dolby Laboratories, Inc., Class A	125,283
2,934	FARO Technologies, Inc. (a)	161,047
3,040	Itron, Inc. (a)	212,253
2,741	Keysight Technologies, Inc. (a)	265,247
4,879	Knowles Corp. (a)	75,868
1,710	National Instruments Corp.	65,698
1,394	OSI Systems, Inc. (a)	100,898
3,508	Trimble, Inc. (a)	121,482
1,249	Zebra Technologies Corp., Class A (a)	286,845
		1,854,710

	Entertainment — 1.7%
7,712	Activision Blizzard, Inc.	491,486
1,527	Netflix, Inc. (a)	641,111
3,829	Roku, Inc. (a)	464,189
4,834	Take-Two Interactive Software, Inc. (a)	585,156
41,296	Zynga, Inc., Class A (a)	311,372
		2,493,314

	Equity Real Estate Investment Trusts — 5.6%
2,742	Agree Realty Corp.	178,532
237	Alexander’s, Inc.	74,717
815	Alexandria Real Estate Equities, Inc.	128,028
7,316	American Homes 4 Rent, Class A	176,608
1,538	American Tower Corp.	366,044
4,986	Americold Realty Trust	152,522
2,993	Armada Hoffler Properties, Inc.	28,763
2,510	Community Healthcare Trust, Inc.	93,372
1,953	CoreSite Realty Corp.	236,684
5,113	Corporate Office Properties Trust	135,085
3,177	Crown Castle International Corp.	506,509
2,112	CubeSmart	53,222
3,665	CyrusOne, Inc.	257,100
3,302	Digital Realty Trust, Inc.	493,616
7,083	Duke Realty Corp.	245,780
6,623	Easterly Government Properties, Inc.	178,225
1,083	EastGroup Properties, Inc.	114,798

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
734	Equinix, Inc.	$495,597
1,943	Equity LifeStyle Properties, Inc.	117,182
1,166	Extra Space Storage, Inc.	102,888
3,405	First Industrial Realty Trust, Inc.	128,607
1,712	Four Corners Property Trust, Inc.	38,332
1,349	Getty Realty Corp.	36,639
2,395	Global Net Lease, Inc.	34,464
2,026	Healthcare Realty Trust, Inc.	59,544
3,582	Independence Realty Trust, Inc.	36,071
7,443	Industrial Logistics Properties Trust	139,110
1,719	Innovative Industrial Properties, Inc.	134,873
2,377	Iron Mountain, Inc.	57,476
888	Kilroy Realty Corp.	55,287
17,092	Lexington Realty Trust	178,611
1,795	Life Storage, Inc.	157,224
1,036	LTC Properties, Inc.	36,882
2,103	Mack-Cali Realty Corp.	34,047
7,973	Monmouth Real Estate Investment Corp.	108,353
5,513	National Storage Affiliates Trust	157,010
1,297	NexPoint Residential Trust, Inc.	39,001
5,989	Office Properties Income Trust	164,099
6,407	Piedmont Office Realty Trust, Inc., Class A	111,161
5,708	Prologis, Inc.	509,325
418	PS Business Parks, Inc.	53,960
3,901	QTS Realty Trust, Inc., Class A	243,929
4,139	Rexford Industrial Realty, Inc.	168,540
2,065	Safehold, Inc.	119,274
1,699	SBA Communications Corp.	492,574
894	Sun Communities, Inc.	120,154
3,280	Terreno Realty Corp.	179,810
10,826	Uniti Group, Inc.	76,431
1,295	Universal Health Realty Income Trust	138,513
3,084	Vornado Realty Trust	135,141
2,735	Washington Real Estate Investment Trust	63,780
		8,143,494

	Food & Staples Retailing — 0.2%
11,106	BJ’s Wholesale Club Holdings, Inc. (a)	292,199

	Food Products — 0.6%
2,555	Freshpet, Inc. (a)	192,672
2,528	Hershey (The) Co.	334,783
1,624	McCormick & Co., Inc.	254,708
3,389	Simply Good Foods (The) Co. (a)	63,883
		846,046

	Gas Utilities — 0.1%
1,556	Northwest Natural Holding Co.	101,296

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
2,263	South Jersey Industries, Inc.	$64,699
		165,995

	Health Care Equipment & Supplies — 7.1%
4,245	Abbott Laboratories	390,922
780	ABIOMED, Inc. (a)	149,175
642	Align Technology, Inc. (a)	137,934
4,859	AtriCure, Inc. (a)	209,520
100	Atrion Corp.	63,183
6,423	Axonics Modulation Technologies, Inc. (a) (b)	206,885
5,650	Baxter International, Inc.	501,607
998	Becton, Dickinson and Co.	252,025
2,729	Cardiovascular Systems, Inc. (a)	114,618
832	Cooper (The) Cos., Inc.	238,534
1,893	CryoLife, Inc. (a)	42,271
2,420	Danaher Corp.	395,573
2,129	DexCom, Inc. (a)	713,641
1,216	Edwards Lifesciences Corp. (a)	264,480
2,660	Globus Medical, Inc., Class A (a)	126,244
1,703	Haemonetics Corp. (a)	193,767
1,383	IDEXX Laboratories, Inc. (a)	383,921
3,461	Insulet Corp. (a)	691,231
2,533	Integra LifeSciences Holdings Corp. (a)	129,310
463	Intuitive Surgical, Inc. (a)	236,537
2,006	iRhythm Technologies, Inc. (a)	211,914
1,597	Masimo Corp. (a)	341,614
425	Mesa Laboratories, Inc.	101,150
2,822	Natus Medical, Inc. (a)	70,522
3,378	Neogen Corp. (a)	211,429
2,263	Nevro Corp. (a)	266,219
3,361	Novocure Ltd. (a)	221,154
2,233	NuVasive, Inc. (a)	135,945
1,753	Penumbra, Inc. (a)	310,842
2,892	Quidel Corp. (a)	401,988
3,893	ResMed, Inc.	604,661
4,918	Shockwave Medical, Inc. (a)	197,310
5,059	STAAR Surgical Co. (a)	193,861
671	Stryker Corp.	125,095
2,392	Tactile Systems Technology, Inc. (a)	123,475
4,396	Tandem Diabetes Care, Inc. (a)	350,713
381	Teleflex, Inc.	127,787
1,088	Varian Medical Systems, Inc. (a)	124,445
3,766	West Pharmaceutical Services, Inc.	712,753
		10,274,255

	Health Care Providers & Services — 1.8%
1,931	Addus HomeCare Corp. (a)	156,450
1,541	Amedisys, Inc. (a)	283,790
2,495	BioTelemetry, Inc. (a)	116,541
653	Chemed Corp.	272,020

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,198	CorVel Corp. (a)	$63,123
3,471	Ensign Group (The), Inc.	129,850
3,251	Guardant Health, Inc. (a)	250,197
6,166	Hanger, Inc. (a)	113,208
2,237	HealthEquity, Inc. (a)	125,876
2,018	LHC Group, Inc. (a)	262,320
1,435	National Research Corp.	74,032
3,990	Premier, Inc., Class A (a)	132,308
17,953	R1 RCM, Inc. (a)	185,275
9,141	RadNet, Inc. (a)	129,071
15,087	Select Medical Holdings Corp. (a)	257,535
5,091	Tivity Health, Inc. (a) (b)	45,666
464	US Physical Therapy, Inc.	35,032
		2,632,294

	Health Care Technology — 1.3%
3,802	HMS Holdings Corp. (a)	109,022
9,796	Inovalon Holdings, Inc., Class A (a)	171,430
2,707	Inspire Medical Systems, Inc. (a)	193,984
2,588	Omnicell, Inc. (a)	188,665
3,121	Tabula Rasa HealthCare, Inc. (a) (b)	197,684
1,825	Teladoc Health, Inc. (a)	300,377
3,667	Veeva Systems, Inc., Class A (a)	699,664
		1,860,826

	Hotels, Restaurants & Leisure — 2.0%
350	Chipotle Mexican Grill, Inc. (a)	307,492
924	Choice Hotels International, Inc.	69,346
2,198	Churchill Downs, Inc.	220,284
1,117	Dine Brands Global, Inc.	49,584
1,769	Domino’s Pizza, Inc.	640,254
3,929	Eldorado Resorts, Inc. (a) (b)	84,238
1,636	Hilton Worldwide Holdings, Inc.	123,862
2,362	Hyatt Hotels Corp., Class A	132,886
914	Jack in the Box, Inc.	55,114
1,141	Monarch Casino & Resort, Inc. (a)	38,041
3,058	Papa John’s International, Inc.	219,931
2,323	Planet Fitness, Inc., Class A (a)	140,147
2,906	SeaWorld Entertainment, Inc. (a)	42,689
849	Shake Shack, Inc., Class A (a)	46,279
1,698	Starbucks Corp.	130,288
5,018	Twin River Worldwide Holdings, Inc.	79,184
383	Vail Resorts, Inc.	65,493
7,604	Wendy’s (The) Co.	151,015
2,048	Wingstop, Inc.	240,169
1,795	Wyndham Hotels & Resorts, Inc.	67,689
		2,903,985

	Household Durables — 1.0%
901	Cavco Industries, Inc. (a)	139,367
3,060	Garmin Ltd.	248,349
1,571	Helen of Troy Ltd. (a)	258,084

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
2,410	Installed Building Products, Inc. (a)	$118,837
1,446	LGI Homes, Inc. (a)	87,599
2,042	Skyline Champion Corp. (a)	40,248
7,698	Sonos, Inc. (a)	78,673
2,589	Tempur Sealy International, Inc. (a)	139,159
3,159	TopBuild Corp. (a)	294,387
		1,404,703

	Household Products — 0.1%
813	WD-40 Co.	141,690

	Independent Power and Renewable Electricity Producers — 0.3%
8,681	Clearway Energy, Inc., Class C	173,880
3,345	Ormat Technologies, Inc.	208,762
		382,642

	Industrial Conglomerates — 0.2%
1,806	Carlisle Cos., Inc.	218,454
358	Roper Technologies, Inc.	122,088
		340,542

	Insurance — 1.9%
415	Alleghany Corp.	221,490
5,290	Ambac Financial Group, Inc. (a)	90,988
2,025	AMERISAFE, Inc.	128,932
3,923	Arch Capital Group Ltd. (a)	94,270
15,831	Brown & Brown, Inc.	568,491
1,159	eHealth, Inc. (a)	123,665
763	Erie Indemnity Co., Class A	135,860
1,561	Kinsale Capital Group, Inc.	169,556
3,874	Marsh & McLennan Cos., Inc.	377,056
1,894	RenaissanceRe Holdings Ltd.	276,543
2,574	RLI Corp.	187,464
5,016	Trupanion, Inc. (a) (b)	150,029
249	White Mountains Insurance Group Ltd.	242,277
		2,766,621

	Interactive Media & Services — 1.2%
395	Alphabet, Inc., Class A (a)	531,946
2,750	Facebook, Inc., Class A (a)	562,952
623	IAC/InterActiveCorp (a)	139,228
9,391	Snap, Inc., Class A (a)	165,376
7,853	Zillow Group, Inc., Class C (a)	345,218
		1,744,720

	Internet & Direct Marketing Retail — 0.9%
294	Amazon.com, Inc. (a)	727,356
2,944	Etsy, Inc. (a)	190,977
14,780	Quotient Technology, Inc. (a)	106,121
2,987	Shutterstock, Inc.	113,506
5,140	Stitch Fix, Inc., Class A (a) (b)	82,497

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
1,059	Wayfair, Inc., Class A (a)	$131,358
		1,351,815

	IT Services — 6.1%
1,405	Accenture PLC, Class A	260,192
6,267	Akamai Technologies, Inc. (a)	612,349
817	Automatic Data Processing, Inc.	119,846
2,923	Black Knight, Inc. (a)	206,276
8,354	Booz Allen Hamilton Holding Corp.	613,518
1,340	CACI International, Inc., Class A (a)	335,188
3,900	CSG Systems International, Inc.	189,462
3,088	EPAM Systems, Inc. (a)	682,108
2,872	EVERTEC, Inc.	72,776
2,509	ExlService Holdings, Inc. (a)	154,881
2,415	Fiserv, Inc. (a)	248,890
5,812	Genpact Ltd.	200,107
4,016	GoDaddy, Inc., Class A (a)	278,831
2,955	Jack Henry & Associates, Inc.	483,290
6,256	Leidos Holdings, Inc.	618,155
2,246	ManTech International Corp., Class A	167,462
949	Mastercard, Inc., Class A	260,947
2,072	MongoDB, Inc. (a)	335,933
7,095	NIC, Inc.	171,912
4,690	Okta, Inc. (a)	709,597
3,499	PayPal Holdings, Inc. (a)	430,377
3,546	Perficient, Inc. (a)	123,507
4,379	Square, Inc., Class A (a)	285,248
6,658	Switch, Inc., Class A	114,318
4,444	TTEC Holdings, Inc.	173,227
1,248	Twilio, Inc., Class A (a)	140,150
1,274	VeriSign, Inc. (a)	266,890
9,143	Verra Mobility Corp. (a)	81,921
3,383	Virtusa Corp. (a)	111,639
2,079	Visa, Inc., Class A	371,559
		8,820,556

	Leisure Products — 0.4%
6,345	Acushnet Holdings Corp.	173,853
6,387	Callaway Golf Co.	91,462
5,669	Malibu Boats, Inc., Class A (a)	194,900
6,422	Mattel, Inc. (a)	56,000
2,898	YETI Holdings, Inc. (a)	80,014
		596,229

	Life Sciences Tools & Services — 2.6%
4,677	Agilent Technologies, Inc.	358,539
646	Bio-Rad Laboratories, Inc., Class A (a)	284,305
597	Bio-Techne Corp.	134,325
4,733	Bruker Corp.	186,102

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
1,793	Charles River Laboratories International, Inc. (a)	$259,393
2,869	Codexis, Inc. (a)	33,309
3,855	Medpace Holdings, Inc. (a)	307,860
485	Mettler-Toledo International, Inc. (a)	349,171
5,429	NanoString Technologies, Inc. (a)	172,425
10,245	NeoGenomics, Inc. (a)	280,098
1,483	PerkinElmer, Inc.	134,256
2,044	PRA Health Sciences, Inc. (a)	197,246
2,930	Repligen Corp. (a)	340,320
2,870	Syneos Health, Inc. (a)	160,117
1,181	Thermo Fisher Scientific, Inc.	395,257
613	Waters Corp. (a)	114,631
		3,707,354

	Machinery — 2.2%
1,471	Alamo Group, Inc.	144,805
677	Albany International Corp., Class A	34,622
1,976	Caterpillar, Inc.	229,967
1,465	Donaldson Co., Inc.	64,211
2,705	Douglas Dynamics, Inc.	99,977
1,935	Enerpac Tool Group Corp.	33,011
1,720	ESCO Technologies, Inc.	131,236
5,823	Evoqua Water Technologies Corp. (a)	93,459
5,982	Federal Signal Corp.	161,095
2,770	Franklin Electric Co., Inc.	140,716
3,483	Graco, Inc.	155,551
3,443	Helios Technologies, Inc.	122,468
1,614	Illinois Tool Works, Inc.	262,275
2,281	Ingersoll Rand, Inc. (a)	66,332
1,247	ITT, Inc.	65,742
762	John Bean Technologies Corp.	58,476
1,749	Kadant, Inc.	147,073
1,257	Nordson Corp.	202,264
743	Proto Labs, Inc. (a)	75,481
502	RBC Bearings, Inc. (a)	63,593
2,943	SPX Corp. (a)	112,217
1,658	Tennant Co.	98,104
4,346	Toro (The) Co.	277,318
2,673	Watts Water Technologies, Inc., Class A	220,255
952	Woodward, Inc.	57,653
		3,117,901

	Media — 0.9%
172	Cable One, Inc.	329,012
3,735	Cardlytics, Inc. (a)	167,888
6,078	Gray Television, Inc. (a)	70,566
2,071	Liberty Broadband Corp., Class C (a)	254,070
7,369	New York Times (The) Co., Class A	239,640

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
46,429	Sirius XM Holdings, Inc.	$274,395
		1,335,571

	Metals & Mining — 0.1%
9,976	Coeur Mining, Inc. (a)	41,999
1,697	Compass Minerals International, Inc.	83,424
		125,423

	Mortgage Real Estate Investment Trusts — 0.2%
3,635	ARMOUR Residential REIT, Inc.	32,133
6,400	KKR Real Estate Finance Trust, Inc.	100,992
3,015	PennyMac Mortgage Investment Trust	31,356
6,329	Redwood Trust, Inc.	25,949
14,849	Two Harbors Investment Corp.	67,860
		258,290

	Multiline Retail — 0.7%
3,797	Dollar General Corp.	665,614
3,603	Target Corp.	395,393
		1,061,007

	Multi-Utilities — 0.4%
7,808	CMS Energy Corp.	445,759
2,495	Unitil Corp.	125,523
		571,282

	Oil, Gas & Consumable Fuels — 0.1%
6,582	Cabot Oil & Gas Corp.	142,303
35,756	Kosmos Energy Ltd.	58,997
		201,300

	Personal Products — 0.3%
2,102	Estee Lauder (The) Cos., Inc., Class A	370,793
691	Inter Parfums, Inc.	30,881
1,044	Medifast, Inc.	79,218
		480,892

	Pharmaceuticals — 2.9%
2,372	Aerie Pharmaceuticals, Inc. (a) (b)	36,149
4,050	Arvinas, Inc. (a)	212,625
6,010	Bristol-Myers Squibb Co.	365,468
5,445	Catalent, Inc. (a)	376,522
13,726	Corcept Therapeutics, Inc. (a)	173,771
3,307	Eli Lilly and Co.	511,395
35,286	Endo International PLC (a)	162,316
5,730	Horizon Therapeutics PLC (a)	206,509
8,169	Innoviva, Inc. (a)	115,836
1,134	Jazz Pharmaceuticals PLC (a)	125,024
2,555	Johnson & Johnson	383,352
4,354	Merck & Co., Inc.	345,446

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
3,894	Pacira BioSciences, Inc. (a)	$160,783
4,449	Prestige Consumer Healthcare, Inc. (a)	181,030
784	Reata Pharmaceuticals, Inc., Class A (a)	123,998
6,491	Revance Therapeutics, Inc. (a)	120,148
7,062	Theravance Biopharma, Inc. (a)	205,928
2,846	Zoetis, Inc.	368,016
		4,174,316

	Professional Services — 1.7%
6,241	CBIZ, Inc. (a)	148,224
976	CoStar Group, Inc. (a)	632,702
1,920	Equifax, Inc.	266,688
3,934	Exponent, Inc.	276,678
2,362	FTI Consulting, Inc. (a)	300,824
2,118	Huron Consulting Group, Inc. (a)	118,693
3,466	TransUnion	273,086
2,403	Verisk Analytics, Inc.	367,250
		2,384,145

	Real Estate Management & Development — 0.3%
6,307	Forestar Group, Inc. (a)	83,189
7,535	Newmark Group, Inc., Class A	29,236
10,583	Redfin Corp. (a)	223,619
7,781	St Joe (The) Co. (a)	142,392
		478,436

	Road & Rail — 1.0%
3,607	Kansas City Southern	470,894
4,159	Lyft, Inc., Class A (a)	136,540
4,368	Old Dominion Freight Line, Inc.	634,626
2,219	Saia, Inc. (a)	205,302
		1,447,362

	Semiconductors & Semiconductor Equipment — 6.2%
1,981	Advanced Energy Industries, Inc. (a)	110,144
10,086	Advanced Micro Devices, Inc. (a)	528,406
1,344	Ambarella, Inc. (a)	70,667
5,006	Applied Materials, Inc.	248,698
1,983	Cabot Microelectronics Corp.	242,997
3,448	Cirrus Logic, Inc. (a)	260,669
10,546	Cohu, Inc.	174,325
3,213	Diodes, Inc. (a)	163,510
8,760	Enphase Energy, Inc. (a)	410,231
5,055	Entegris, Inc.	274,133
8,123	FormFactor, Inc. (a)	189,266
3,573	Inphi Corp. (a)	344,937
8,476	Intel Corp.	508,390
3,191	KLA Corp.	523,611
2,389	Lam Research Corp.	609,864
7,327	Lattice Semiconductor Corp. (a)	164,931

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
5,075	MACOM Technology Solutions Holdings, Inc. (a)	$155,599
10,135	Marvell Technology Group Ltd.	271,010
1,351	Monolithic Power Systems, Inc.	270,078
1,740	NVIDIA Corp.	508,567
1,921	Power Integrations, Inc.	196,614
5,689	Qorvo, Inc. (a)	557,693
6,781	QUALCOMM, Inc.	533,461
8,655	Rambus, Inc. (a)	108,447
662	Silicon Laboratories, Inc. (a)	64,360
2,566	Skyworks Solutions, Inc.	266,556
12,875	SunPower Corp. (a)	94,631
2,820	Synaptics, Inc. (a)	184,400
10,585	Teradyne, Inc.	661,986
9,461	Ultra Clean Holdings, Inc. (a)	173,988
859	Universal Display Corp.	128,953
		9,001,122

	Software — 13.4%
6,153	2U, Inc. (a)	146,134
4,710	8x8, Inc. (a)	79,882
4,685	ACI Worldwide, Inc. (a)	128,369
1,802	Adobe, Inc. (a)	637,259
2,469	Alarm.com Holdings, Inc. (a)	110,438
3,625	Altair Engineering, Inc., Class A (a)	119,589
2,378	Alteryx, Inc., Class A (a)	269,142
1,973	ANSYS, Inc. (a)	516,591
1,471	Appfolio, Inc., Class A (a)	161,604
3,245	Appian Corp. (a) (b)	148,199
1,190	Aspen Technology, Inc. (a)	121,677
2,939	Autodesk, Inc. (a)	549,975
3,792	Avalara, Inc. (a)	338,891
5,377	Blackline, Inc. (a)	326,599
1,781	Bottomline Technologies DE, Inc. (a)	74,143
6,843	Box, Inc., Class A (a)	110,446
6,946	Cadence Design Systems, Inc. (a)	563,529
2,230	Ceridian HCM Holding, Inc. (a)	131,503
4,051	Citrix Systems, Inc.	587,436
21,566	Cloudera, Inc. (a)	178,566
4,104	Coupa Software, Inc. (a)	722,673
6,206	DocuSign, Inc. (a)	650,078
12,503	Dropbox, Inc., Class A (a)	262,813
2,027	Elastic N.V. (a)	130,012
2,104	Envestnet, Inc. (a)	131,542
2,660	Everbridge, Inc. (a)	296,271
1,491	Fair Isaac Corp. (a)	526,234
3,700	Five9, Inc. (a)	342,879
5,668	Fortinet, Inc. (a)	610,670
1,274	HubSpot, Inc. (a)	214,835
485	Intuit, Inc.	130,858
2,267	J2 Global, Inc.	182,811
1,408	LivePerson, Inc. (a)	33,708
1,136	Manhattan Associates, Inc. (a)	80,588

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
3,636	Microsoft Corp.	$651,608
813	MicroStrategy, Inc., Class A (a)	102,706
4,808	Mimecast Ltd. (a)	196,647
2,939	Model N, Inc. (a)	84,820
1,224	New Relic, Inc. (a)	65,717
13,486	Nuance Communications, Inc. (a)	272,417
1,658	Paycom Software, Inc. (a)	432,771
1,922	Paylocity Holding Corp. (a)	220,127
2,383	Pegasystems, Inc.	199,266
2,040	Progress Software Corp.	83,456
1,654	Proofpoint, Inc. (a)	201,341
1,849	PTC, Inc. (a)	128,043
1,916	Q2 Holdings, Inc. (a)	152,744
3,252	Qualys, Inc. (a)	342,891
3,917	Rapid7, Inc. (a)	178,419
4,275	RealPage, Inc. (a)	275,695
2,706	RingCentral, Inc., Class A (a)	618,402
4,289	SailPoint Technologies Holding, Inc. (a)	79,733
2,327	salesforce.com, Inc. (a)	376,858
2,001	ServiceNow, Inc. (a)	703,432
6,815	Smartsheet, Inc., Class A (a)	359,287
10,831	SolarWinds Corp. (a)	183,910
3,634	Splunk, Inc. (a)	510,068
2,807	SPS Commerce, Inc. (a)	155,817
5,234	SS&C Technologies Holdings, Inc.	288,707
4,832	SVMK, Inc. (a)	75,862
3,562	Synopsys, Inc. (a)	559,661
5,972	Tenable Holdings, Inc. (a)	155,630
1,736	Trade Desk (The), Inc., Class A (a)	507,919
1,933	Tyler Technologies, Inc. (a)	619,894
3,582	Upland Software, Inc. (a)	113,299
1,509	Varonis Systems, Inc. (a)	101,178
3,947	Verint Systems, Inc. (a)	168,695
2,019	Workiva, Inc. (a)	77,429
3,143	Yext, Inc. (a)	40,230
2,652	Zendesk, Inc. (a)	203,886
4,648	Zscaler, Inc. (a)	311,788
3,978	Zuora, Inc., Class A (a)	42,047
		19,458,344

	Specialty Retail — 1.8%
132	AutoZone, Inc. (a)	134,682
2,477	Boot Barn Holdings, Inc. (a)	45,726
2,336	Buckle (The), Inc. (b)	35,764
2,114	Burlington Stores, Inc. (a)	386,207
2,074	CarMax, Inc. (a)	152,750
4,108	Carvana Co. (a) (b)	329,092
804	Five Below, Inc. (a)	72,489
3,526	Floor & Decor Holdings, Inc., Class A (a)	149,502
1,794	Home Depot (The), Inc.	394,375
2,265	Rent-A-Center, Inc.	45,085
1,126	RH (a)	161,896

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
2,637	Ross Stores, Inc.	$240,916
1,671	Sleep Number Corp. (a)	49,963
7,006	TJX (The) Cos., Inc.	343,644
		2,542,091

	Technology Hardware, Storage & Peripherals — 0.6%
2,255	Apple, Inc.	662,519
9,199	Pure Storage, Inc., Class A (a)	132,466
		794,985

	Textiles, Apparel & Luxury Goods — 0.6%
1,622	Columbia Sportswear Co.	118,228
3,842	Crocs, Inc. (a)	93,168
1,689	Deckers Outdoor Corp. (a)	251,256
2,576	Levi Strauss & Co., Class A (b)	33,205
4,049	NIKE, Inc., Class B	352,992
2,107	Wolverine World Wide, Inc.	43,172
		892,021

	Thrifts & Mortgage Finance — 0.7%
9,066	Columbia Financial, Inc. (a)	128,329
3,292	Flagstar Bancorp, Inc.	85,296
3,728	Kearny Financial Corp.	34,670
5,818	Meridian Bancorp, Inc.	68,536
6,011	Meta Financial Group, Inc.	110,723
17,811	Mr. Cooper Group, Inc. (a)	170,629
2,758	NMI Holdings, Inc., Class A (a)	37,288
7,381	PennyMac Financial Services, Inc.	222,685
4,369	Radian Group, Inc.	65,448
3,701	Washington Federal, Inc.	98,965
		1,022,569

	Tobacco — 0.2%
3,144	Philip Morris International, Inc.	234,543
10,199	Vector Group Ltd.	109,129
		343,672

	Trading Companies & Distributors — 0.7%
5,419	BMC Stock Holdings, Inc. (a)	115,154
10,720	Fastenal Co.	388,278
3,980	HD Supply Holdings, Inc. (a)	118,126
3,842	SiteOne Landscape Supply, Inc. (a)	340,517
		962,075

	Water Utilities — 0.7%
2,769	American States Water Co.	219,776
3,837	American Water Works Co., Inc.	466,925
2,594	California Water Service Group	116,522
2,744	Essential Utilities, Inc.	114,672
1,598	Middlesex Water Co.	96,359
		1,014,254

Shares	Description	Value

	Common Stocks (Continued)
	Total Common Stocks — 100.1%	$144,862,641
	(Cost $128,135,969)

	Money Market Funds — 1.0%
1,435,135	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	1,435,135
53,572	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.07% (c)	53,572
	Total Money Market Funds — 1.0%	1,488,707
	(Cost $1,488,707)

	Total Investments — 101.1%	146,351,348
	(Cost $129,624,676) (e)
	Net Other Assets and Liabilities — (1.1)%	(1,552,977)
	Net Assets — 100.0%	$144,798,371

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,334,501 and the total value of the collateral held by the Fund is $1,435,135.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,070,296 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,343,624. The net unrealized appreciation was $16,726,672.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$144,862,641	$—	$—
Money Market Funds	1,488,707	—	—
Total Investments	$146,351,348	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
2,588	Moog, Inc., Class A	$128,054
9,107	Spirit AeroSystems Holdings, Inc., Class A	201,811
		329,865

	Air Freight & Logistics — 0.1%
658	C.H. Robinson Worldwide, Inc.	46,652

	Airlines — 2.8%
7,655	Alaska Air Group, Inc.	248,941
24,349	JetBlue Airways Corp. (a)	237,159
8,321	SkyWest, Inc.	257,535
16,907	Spirit Airlines, Inc. (a)	253,943
		997,578

	Auto Components — 1.9%
8,942	BorgWarner, Inc.	255,473
29,955	Goodyear Tire & Rubber (The) Co.	214,777
2,146	Lear Corp.	209,557
		679,807

	Automobiles — 1.0%
6,907	Harley-Davidson, Inc.	150,780
3,100	Thor Industries, Inc.	205,220
		356,000

	Banks — 13.3%
3,669	Ameris Bancorp	93,303
10,223	Associated Banc-Corp.	144,553
4,607	BancorpSouth Bank	100,847
10,440	Bank OZK	236,153
6,992	BankUnited, Inc.	138,512
3,072	BOK Financial Corp.	159,099
3,798	Cathay General Bancorp	106,040
12,626	CIT Group, Inc.	239,641
1,626	Columbia Banking System, Inc.	43,886
5,942	Comerica, Inc.	207,138
1,562	Cullen/Frost Bankers, Inc.	112,245
5,080	East West Bancorp, Inc.	178,156
17,742	F.N.B. Corp.	143,533
262	First Citizens BancShares, Inc., Class A	100,084
5,273	First Hawaiian, Inc.	92,752
16,223	First Horizon National Corp.	147,305
8,931	Hancock Whitney Corp.	186,747
7,270	Home BancShares, Inc.	111,449
5,455	Investors Bancorp, Inc.	50,786
3,304	Old National Bancorp	46,818
9,729	PacWest Bancorp	196,915
7,889	People’s United Financial, Inc.	100,111
2,322	Pinnacle Financial Partners, Inc.	93,460
4,981	Popular, Inc.	192,217
903	Prosperity Bancshares, Inc.	54,117
542	Signature Bank	58,092
16,683	Sterling Bancorp	205,701

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
9,928	Synovus Financial Corp.	$208,587
940	UMB Financial Corp.	47,790
11,996	Umpqua Holdings Corp.	150,250
3,777	United Bankshares, Inc.	113,159
11,925	Valley National Bancorp	99,693
5,710	Webster Financial Corp.	161,308
5,306	Wintrust Financial Corp.	222,321
4,886	Zions Bancorp N.A.	154,446
		4,697,214

	Building Products — 1.0%
1,153	A.O. Smith Corp.	48,864
4,492	Owens Corning	194,773
2,344	Universal Forest Products, Inc.	96,386
		340,023

	Capital Markets — 1.9%
3,785	Evercore, Inc., Class A	195,306
6,864	Federated Hermes, Inc.	156,293
19,200	Invesco Ltd.	165,504
1,850	Lazard Ltd., Class A	50,875
2,112	Stifel Financial Corp.	93,520
		661,498

	Chemicals — 3.3%
4,352	Ashland Global Holdings, Inc.	268,475
4,807	CF Industries Holdings, Inc.	132,192
3,743	Eastman Chemical Co.	226,489
5,214	Element Solutions, Inc. (a)	53,444
15,102	Huntsman Corp.	253,865
114	NewMarket Corp.	46,904
4,567	Westlake Chemical Corp.	198,436
		1,179,805

	Commercial Services & Supplies — 0.5%
20,178	ADT, Inc.	115,620
966	Brady Corp., Class A	42,060
		157,680

	Communications Equipment — 0.3%
409	F5 Networks, Inc. (a)	56,957
2,277	Juniper Networks, Inc.	49,183
		106,140

	Construction & Engineering — 1.6%
2,132	EMCOR Group, Inc.	135,446
6,658	MasTec, Inc. (a)	239,022
4,121	Quanta Services, Inc.	149,839
411	Valmont Industries, Inc.	48,186
		572,493

	Consumer Finance — 1.5%
608	FirstCash, Inc.	43,679

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
23,000	Navient Corp.	$175,260
12,533	Santander Consumer USA Holdings, Inc. (b)	195,389
12,124	SLM Corp.	101,114
		515,442

	Containers & Packaging — 1.0%
2,586	Berry Global Group, Inc. (a)	102,897
3,573	Graphic Packaging Holding Co.	47,699
1,004	Packaging Corp. of America	97,037
1,502	Silgan Holdings, Inc.	51,819
940	Sonoco Products Co.	45,910
		345,362

	Diversified Consumer Services — 0.7%
1,143	Grand Canyon Education, Inc. (a)	98,321
9,287	H&R Block, Inc.	154,628
		252,949

	Diversified Financial Services — 0.9%
15,942	Jefferies Financial Group, Inc.	218,724
2,150	Voya Financial, Inc.	97,116
		315,840

	Diversified Telecommunication Services — 0.7%
3,825	GCI Liberty, Inc., Class A (a)	232,675

	Electric Utilities — 1.2%
1,437	ALLETE, Inc.	82,714
6,395	NRG Energy, Inc.	214,424
2,837	OGE Energy Corp.	89,422
909	Portland General Electric Co.	42,532
		429,092

	Electrical Equipment — 1.1%
1,018	Acuity Brands, Inc.	88,149
1,760	EnerSys	102,766
2,770	Regal Beloit Corp.	196,698
		387,613

	Electronic Equipment, Instruments & Components — 0.7%
1,736	Avnet, Inc.	52,115
2,385	SYNNEX Corp.	208,830
		260,945

	Energy Equipment & Services — 0.6%
11,140	Helmerich & Payne, Inc.	220,238

	Entertainment — 0.9%
21,386	Cinemark Holdings, Inc.	305,392

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 5.9%
19,012	Apple Hospitality REIT, Inc.	$184,036
4,143	Brandywine Realty Trust	46,236
13,764	Brixmor Property Group, Inc.	157,598
7,198	EPR Properties	211,765
5,498	Equity Commonwealth	186,657
1,231	Highwoods Properties, Inc.	47,775
38,708	Macerich (The) Co. (b)	289,149
4,953	Paramount Group, Inc.	47,796
27,551	Park Hotels & Resorts, Inc.	262,010
16,009	Pebblebrook Hotel Trust	189,547
3,991	Sabra Health Care REIT, Inc.	51,165
40,357	Service Properties Trust	279,674
15,012	Sunstone Hotel Investors, Inc.	137,960
		2,091,368

	Food & Staples Retailing — 0.6%
329	Casey’s General Stores, Inc.	49,814
7,383	US Foods Holding Corp. (a)	158,734
		208,548

	Food Products — 1.6%
9,094	Darling Ingredients, Inc. (a)	187,245
1,155	Ingredion, Inc.	93,786
7,216	Pilgrim’s Pride Corp. (a)	158,752
46	Seaboard Corp.	138,511
		578,294

	Gas Utilities — 0.8%
3,506	National Fuel Gas Co.	143,746
627	Southwest Gas Holdings, Inc.	47,527
3,268	UGI Corp.	98,628
		289,901

	Health Care Providers & Services — 0.6%
7,126	Acadia Healthcare Co., Inc. (a)	171,095
312	Molina Healthcare, Inc. (a)	51,159
		222,254

	Hotels, Restaurants & Leisure — 2.3%
9,068	Boyd Gaming Corp.	151,345
1,571	Cracker Barrel Old Country Store, Inc.	153,015
1,568	Marriott Vacations Worldwide Corp.	130,144
10,336	Penn National Gaming, Inc. (a)	184,188
1,055	Texas Roadhouse, Inc.	49,680
6,026	Wyndham Destinations, Inc.	154,085
		822,457

	Household Durables — 3.3%
12,040	KB Home	315,929
3,267	Leggett & Platt, Inc.	114,770
2,858	Mohawk Industries, Inc. (a)	250,704

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
11,321	Toll Brothers, Inc.	$271,930
2,032	Whirlpool Corp.	227,056
		1,180,389

	Insurance — 5.8%
1,244	American Financial Group, Inc.	82,403
2,645	American National Insurance Co.	212,922
6,760	Assured Guaranty Ltd.	200,975
8,780	Athene Holding Ltd., Class A (a)	237,060
2,255	Axis Capital Holdings Ltd.	82,533
1,370	Enstar Group Ltd. (a)	198,129
4,111	First American Financial Corp.	189,599
962	Hanover Insurance Group (The), Inc.	96,566
1,172	Kemper Corp.	78,782
14,290	Old Republic International Corp.	227,925
1,554	Reinsurance Group of America, Inc.	162,673
877	Selective Insurance Group, Inc.	43,964
14,519	Unum Group	253,357
		2,066,888

	Interactive Media & Services — 0.1%
2,506	TripAdvisor, Inc.	50,045

	IT Services — 1.2%
3,340	DXC Technology Co.	60,554
2,108	KBR, Inc.	42,708
1,498	MAXIMUS, Inc.	100,845
2,390	Perspecta, Inc.	51,552
22,050	Sabre Corp.	160,304
		415,963

	Leisure Products — 0.5%
2,716	Polaris, Inc.	192,646

	Machinery — 3.1%
922	AGCO Corp.	48,719
4,010	Allison Transmission Holdings, Inc.	145,723
2,084	Barnes Group, Inc.	79,984
632	Lincoln Electric Holdings, Inc.	50,882
2,299	Middleby (The) Corp. (a)	127,893
2,710	Oshkosh Corp.	183,006
3,845	Rexnord Corp.	104,853
1,202	Snap-on, Inc.	156,609
5,391	Timken (The) Co.	202,594
		1,100,263

	Marine — 0.5%
3,008	Kirby Corp. (a)	160,687

	Media — 1.4%
2,692	Interpublic Group of (The) Cos., Inc.	45,710
12,744	Liberty Latin America Ltd., Class C (a)	131,773
19,425	News Corp., Class A	192,502

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
12,040	TEGNA, Inc.	$129,069
		499,054

	Metals & Mining — 1.2%
1,990	Reliance Steel & Aluminum Co.	178,264
9,668	Steel Dynamics, Inc.	234,643
		412,907

	Mortgage Real Estate Investment Trusts — 2.4%
29,370	Apollo Commercial Real Estate Finance, Inc.	239,365
19,158	Chimera Investment Corp. (b)	148,858
140,597	MFA Financial, Inc.	246,045
34,799	New Residential Investment Corp.	211,926
		846,194

	Multiline Retail — 2.1%
14,937	Kohl’s Corp.	275,737
44,384	Macy’s, Inc. (b)	260,090
11,365	Nordstrom, Inc.	213,435
		749,262

	Multi-Utilities — 0.7%
2,052	Avista Corp.	88,318
4,054	MDU Resources Group, Inc.	91,053
1,457	NorthWestern Corp.	84,054
		263,425

	Oil, Gas & Consumable Fuels — 11.3%
10,359	Cimarex Energy Co.	263,326
13,184	CVR Energy, Inc.	314,438
25,230	Devon Energy Corp.	314,618
8,891	HollyFrontier Corp.	293,759
66,239	Marathon Oil Corp.	405,383
35,551	Murphy Oil Corp.	421,635
80,713	Ovintiv, Inc. (b)	510,913
38,032	Parsley Energy, Inc., Class A	359,402
30,780	PBF Energy, Inc., Class A	350,892
25,230	Targa Resources Corp.	326,981
71,451	WPX Energy, Inc. (a)	437,995
		3,999,342

	Personal Products — 0.2%
1,495	Herbalife Nutrition Ltd. (a)	55,838

	Professional Services — 1.8%
3,702	ASGN, Inc. (a)	171,958
2,337	Insperity, Inc.	111,498
2,468	ManpowerGroup, Inc.	183,224
2,309	Robert Half International, Inc.	109,147
1,157	TriNet Group, Inc. (a)	56,658
		632,485

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.9%
863	Howard Hughes (The) Corp. (a)	$46,740
1,295	Jones Lang LaSalle, Inc.	136,726
9,743	Kennedy-Wilson Holdings, Inc.	137,864
		321,330

	Road & Rail — 0.8%
300	AMERCO	84,039
3,986	Knight-Swift Transportation Holdings, Inc.	148,199
455	Landstar System, Inc.	47,006
		279,244

	Semiconductors & Semiconductor Equipment — 0.3%
7,007	ON Semiconductor Corp. (a)	112,427

	Specialty Retail — 4.9%
1,913	Aaron’s, Inc.	61,044
467	Advance Auto Parts, Inc.	56,465
7,766	AutoNation, Inc. (a)	289,206
8,200	Dick’s Sporting Goods, Inc.	240,998
9,883	Foot Locker, Inc.	253,301
24,764	Gap (The), Inc.	201,084
1,599	Lithia Motors, Inc., Class A	176,785
517	Murphy USA, Inc. (a)	55,216
6,226	Penske Automotive Group, Inc.	224,011
3,075	Williams-Sonoma, Inc.	190,158
		1,748,268

	Technology Hardware, Storage & Peripherals — 1.2%
9,850	NCR Corp. (a)	202,122
11,506	Xerox Holdings Corp.	210,445
		412,567

	Textiles, Apparel & Luxury Goods — 3.5%
1,326	Carter’s, Inc.	103,693
22,153	Hanesbrands, Inc.	220,201
5,790	PVH Corp.	285,042
2,609	Ralph Lauren Corp.	192,492
3,672	Skechers U.S.A., Inc., Class A (a)	103,477
3,752	Steven Madden Ltd.	94,062
16,828	Tapestry, Inc.	250,401
		1,249,368

	Thrifts & Mortgage Finance — 1.5%
8,274	Essent Group Ltd.	226,046
34,319	MGIC Investment Corp.	250,872
4,642	New York Community Bancorp, Inc.	50,412
		527,330

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.0%
9,843	Air Lease Corp.	$257,394
1,586	MSC Industrial Direct Co., Inc., Class A	94,589
		351,983

	Transportation Infrastructure — 0.4%
5,178	Macquarie Infrastructure Corp.	142,861
	Total Common Stocks — 99.8%	35,373,891
	(Cost $43,106,750)

	Money Market Funds — 2.6%
901,960	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	901,960
	(Cost $901,960)

	Total Investments — 102.4%	36,275,851
	(Cost $44,008,710) (e)
	Net Other Assets and Liabilities — (2.4)%	(845,929)
	Net Assets — 100.0%	$35,429,922

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $910,048 and the total value of the collateral held by the Fund is $901,960.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,895,576 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,628,435. The net unrealized depreciation was $7,732,859.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$35,373,891	$—	$—
Money Market Funds	901,960	—	—
Total Investments	$36,275,851	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.4%
34,541	Aerojet Rocketdyne Holdings, Inc. (a)	$1,421,017
25,518	Axon Enterprise, Inc. (a)	1,855,414
22,247	BWX Technologies, Inc.	1,180,426
3,910	Curtiss-Wright Corp.	405,271
20,250	Mercury Systems, Inc. (a)	1,805,490
		6,667,618

	Air Freight & Logistics — 0.5%
22,226	XPO Logistics, Inc. (a)	1,483,363

	Auto Components — 0.4%
48,896	Gentex Corp.	1,185,239

	Banks — 1.4%
6,540	Bank of Hawaii Corp.	445,897
21,521	Commerce Bancshares, Inc.	1,316,870
26,915	First Financial Bankshares, Inc.	749,583
21,244	Glacier Bancorp, Inc.	808,972
11,799	Western Alliance Bancorp	423,348
		3,744,670

	Beverages — 0.8%
4,913	Boston Beer (The) Co., Inc., Class A (a)	2,291,964

	Biotechnology — 8.0%
42,745	ACADIA Pharmaceuticals, Inc. (a)	2,065,011
20,094	Acceleron Pharma, Inc. (a)	1,819,110
10,179	Agios Pharmaceuticals, Inc. (a)	418,764
37,662	Arrowhead Pharmaceuticals, Inc. (a)	1,296,703
6,177	Blueprint Medicines Corp. (a)	363,393
34,066	CRISPR Therapeutics AG (a)	1,676,047
83,901	Exelixis, Inc. (a)	2,071,935
20,786	FibroGen, Inc. (a)	766,796
5,736	Intercept Pharmaceuticals, Inc. (a)	469,893
15,280	Ionis Pharmaceuticals, Inc. (a)	848,498
48,238	Moderna, Inc. (a)	2,218,466
53,115	Momenta Pharmaceuticals, Inc. (a)	1,683,745
16,691	Neurocrine Biosciences, Inc. (a)	1,638,055
32,386	PTC Therapeutics, Inc. (a)	1,649,095
11,077	Sarepta Therapeutics, Inc. (a)	1,305,757
32,517	Ultragenyx Pharmaceutical, Inc. (a)	1,965,002
		22,256,270

	Building Products — 3.1%
49,076	Advanced Drainage Systems, Inc.	1,989,541
13,642	Armstrong World Industries, Inc.	1,051,525
29,534	Builders FirstSource, Inc. (a)	541,949
25,054	Fortune Brands Home & Security, Inc.	1,207,603
1,987	Lennox International, Inc.	370,933
23,311	Simpson Manufacturing Co., Inc.	1,680,723
18,029	Trex Co., Inc. (a)	1,716,722
		8,558,996

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 2.7%
58,388	Ares Management Corp., Class A	$1,958,918
23,842	Cohen & Steers, Inc.	1,376,637
22,400	Eaton Vance Corp.	822,080
16,734	Interactive Brokers Group, Inc., Class A	686,094
13,273	LPL Financial Holdings, Inc.	799,300
9,323	Morningstar, Inc.	1,454,015
7,794	SEI Investments Co.	397,182
		7,494,226

	Chemicals — 2.3%
12,814	Albemarle Corp.	787,164
14,636	Balchem Corp.	1,306,117
24,282	RPM International, Inc.	1,612,567
17,638	Scotts Miracle-Gro (The) Co.	2,187,641
27,593	Valvoline, Inc.	474,324
		6,367,813

	Commercial Services & Supplies — 2.4%
6,941	Brink’s (The) Co.	354,824
6,788	Cimpress PLC (a) (b)	494,098
7,034	Clean Harbors, Inc. (a)	375,826
10,707	MSA Safety, Inc.	1,204,859
22,305	Stericycle, Inc. (a)	1,088,484
25,574	Tetra Tech, Inc.	1,925,211
7,171	UniFirst Corp.	1,205,804
		6,649,106

	Communications Equipment — 1.1%
24,505	Lumentum Holdings, Inc. (a)	1,982,699
96,661	Viavi Solutions, Inc. (a)	1,167,665
		3,150,364

	Construction Materials — 0.3%
12,367	Eagle Materials, Inc.	754,511

	Consumer Finance — 0.4%
1,970	LendingTree, Inc. (a)	491,259
18,891	OneMain Holdings, Inc.	457,351
		948,610

	Containers & Packaging — 0.4%
10,885	AptarGroup, Inc.	1,165,566

	Distributors — 0.7%
9,180	Pool Corp.	1,943,039

	Diversified Consumer Services — 1.8%
3,541	Bright Horizons Family Solutions, Inc. (a)	412,350
40,379	Chegg, Inc. (a)	1,726,202
20,769	frontdoor, Inc. (a)	803,968

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
12,923	Strategic Education, Inc.	$2,058,634
		5,001,154

	Diversified Financial Services — 0.6%
53,927	Cannae Holdings, Inc. (a)	1,701,397

	Diversified Telecommunication Services — 0.9%
22,032	Cogent Communications Holdings, Inc.	1,846,942
32,350	Iridium Communications, Inc. (a)	728,037
		2,574,979

	Electric Utilities — 0.4%
11,035	MGE Energy, Inc.	713,523
9,505	PNM Resources, Inc.	384,858
		1,098,381

	Electrical Equipment — 1.2%
19,384	Generac Holdings, Inc. (a)	1,888,777
44,482	GrafTech International Ltd.	361,194
9,445	Hubbell, Inc.	1,175,241
		3,425,212

	Electronic Equipment, Instruments & Components — 0.9%
13,325	Dolby Laboratories, Inc., Class A	799,900
19,409	Itron, Inc. (a)	1,355,136
10,920	National Instruments Corp.	419,546
		2,574,582

	Entertainment — 0.7%
263,643	Zynga, Inc., Class A (a)	1,987,868

	Equity Real Estate Investment Trusts — 6.2%
17,506	Agree Realty Corp.	1,139,816
46,707	American Homes 4 Rent, Class A	1,127,507
31,832	Americold Realty Trust	973,741
12,464	CoreSite Realty Corp.	1,510,512
32,642	Corporate Office Properties Trust	862,402
13,482	CubeSmart	339,746
23,397	CyrusOne, Inc.	1,641,299
6,913	EastGroup Properties, Inc.	732,778
21,740	First Industrial Realty Trust, Inc.	821,120
12,932	Healthcare Realty Trust, Inc.	380,071
15,177	Iron Mountain, Inc.	366,980
5,670	Kilroy Realty Corp.	353,014
109,122	Lexington Realty Trust	1,140,325
11,461	Life Storage, Inc.	1,003,869
40,905	Piedmont Office Realty Trust, Inc., Class A	709,702
2,665	PS Business Parks, Inc.	344,025
24,906	QTS Realty Trust, Inc., Class A	1,557,372

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
26,422	Rexford Industrial Realty, Inc.	$1,075,904
20,940	Terreno Realty Corp.	1,147,931
		17,228,114

	Food & Staples Retailing — 0.7%
70,905	BJ’s Wholesale Club Holdings, Inc. (a)	1,865,510

	Gas Utilities — 0.2%
14,446	South Jersey Industries, Inc.	413,011

	Health Care Equipment & Supplies — 6.5%
4,977	ABIOMED, Inc. (a)	951,851
16,986	Globus Medical, Inc., Class A (a)	806,156
10,872	Haemonetics Corp. (a)	1,237,016
16,173	Integra LifeSciences Holdings Corp. (a)	825,632
10,195	Masimo Corp. (a)	2,180,813
21,565	Neogen Corp. (a)	1,349,753
14,449	Nevro Corp. (a)	1,699,780
21,456	Novocure Ltd. (a)	1,411,805
14,259	NuVasive, Inc. (a)	868,088
11,195	Penumbra, Inc. (a)	1,985,097
18,465	Quidel Corp. (a)	2,566,635
28,065	Tandem Diabetes Care, Inc. (a)	2,239,026
		18,121,652

	Health Care Providers & Services — 3.3%
9,841	Amedisys, Inc. (a)	1,812,319
4,171	Chemed Corp.	1,737,513
20,757	Guardant Health, Inc. (a)	1,597,459
14,278	HealthEquity, Inc. (a)	803,423
12,883	LHC Group, Inc. (a)	1,674,661
96,319	Select Medical Holdings Corp. (a)	1,644,165
		9,269,540

	Health Care Technology — 1.1%
16,522	Omnicell, Inc. (a)	1,204,454
11,650	Teladoc Health, Inc. (a)	1,917,473
		3,121,927

	Hotels, Restaurants & Leisure — 2.1%
5,898	Choice Hotels International, Inc.	442,645
14,033	Churchill Downs, Inc.	1,406,387
25,083	Eldorado Resorts, Inc. (a) (b)	537,780
15,080	Hyatt Hotels Corp., Class A	848,401
14,832	Planet Fitness, Inc., Class A (a)	894,815
2,447	Vail Resorts, Inc.	418,437
48,548	Wendy’s (The) Co.	964,163
11,464	Wyndham Hotels & Resorts, Inc.	432,307
		5,944,935

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 1.6%
10,031	Helen of Troy Ltd. (a)	$1,647,893
16,526	Tempur Sealy International, Inc. (a)	888,272
20,168	TopBuild Corp. (a)	1,879,456
		4,415,621

	Independent Power and Renewable Electricity Producers — 0.5%
21,354	Ormat Technologies, Inc.	1,332,703

	Industrial Conglomerates — 0.5%
11,531	Carlisle Cos., Inc.	1,394,790

	Insurance — 1.9%
4,873	Erie Indemnity Co., Class A	867,686
12,096	RenaissanceRe Holdings Ltd.	1,766,137
16,429	RLI Corp.	1,196,524
1,588	White Mountains Insurance Group Ltd.	1,545,124
		5,375,471

	Interactive Media & Services — 0.8%
50,138	Zillow Group, Inc., Class C (a)	2,204,066

	Internet & Direct Marketing Retail — 0.8%
18,791	Etsy, Inc. (a)	1,218,972
6,758	Wayfair, Inc., Class A (a)	838,262
		2,057,234

	IT Services — 2.5%
18,662	Black Knight, Inc. (a)	1,316,977
8,553	CACI International, Inc., Class A (a)	2,139,448
37,108	Genpact Ltd.	1,277,629
13,226	MongoDB, Inc. (a)	2,144,331
		6,878,385

	Leisure Products — 0.3%
40,999	Mattel, Inc. (a)	357,511
18,503	YETI Holdings, Inc. (a)	510,868
		868,379

	Life Sciences Tools & Services — 4.9%
4,121	Bio-Rad Laboratories, Inc., Class A (a)	1,813,652
3,810	Bio-Techne Corp.	857,250
30,217	Bruker Corp.	1,188,132
11,449	Charles River Laboratories International, Inc. (a)	1,656,327
24,609	Medpace Holdings, Inc. (a)	1,965,275
65,411	NeoGenomics, Inc. (a)	1,788,337
13,050	PRA Health Sciences, Inc. (a)	1,259,325
18,708	Repligen Corp. (a)	2,172,934

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
18,326	Syneos Health, Inc. (a)	$1,022,408
		13,723,640

	Machinery — 3.0%
9,350	Donaldson Co., Inc.	409,811
22,235	Graco, Inc.	993,015
14,563	Ingersoll Rand, Inc. (a)	423,492
7,962	ITT, Inc.	419,757
4,863	John Bean Technologies Corp.	373,187
8,023	Nordson Corp.	1,290,981
4,744	Proto Labs, Inc. (a)	481,943
3,202	RBC Bearings, Inc. (a)	405,629
27,745	Toro (The) Co.	1,770,408
17,066	Watts Water Technologies, Inc., Class A	1,406,238
6,076	Woodward, Inc.	367,963
		8,342,424

	Media — 1.3%
1,098	Cable One, Inc.	2,100,320
47,044	New York Times (The) Co., Class A	1,529,871
		3,630,191

	Mortgage Real Estate Investment Trusts — 0.2%
94,800	Two Harbors Investment Corp.	433,236

	Oil, Gas & Consumable Fuels — 0.3%
42,022	Cabot Oil & Gas Corp.	908,516

	Pharmaceuticals — 1.9%
34,762	Catalent, Inc. (a)	2,403,792
36,582	Horizon Therapeutics PLC (a)	1,318,415
7,243	Jazz Pharmaceuticals PLC (a)	798,541
5,005	Reata Pharmaceuticals, Inc., Class A (a)	791,591
		5,312,339

	Professional Services — 1.3%
25,114	Exponent, Inc.	1,766,268
15,078	FTI Consulting, Inc. (a)	1,920,334
		3,686,602

	Semiconductors & Semiconductor Equipment — 5.0%
12,659	Cabot Microelectronics Corp.	1,551,234
22,015	Cirrus Logic, Inc. (a)	1,664,334
55,930	Enphase Energy, Inc. (a)	2,619,202
32,270	Entegris, Inc.	1,750,002
22,812	Inphi Corp. (a)	2,202,271
8,626	Monolithic Power Systems, Inc.	1,724,424
12,267	Power Integrations, Inc.	1,255,527
4,229	Silicon Laboratories, Inc. (a)	411,143

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
5,483	Universal Display Corp.	$823,108
		14,001,245

	Software — 14.9%
29,913	ACI Worldwide, Inc. (a)	819,616
15,181	Alteryx, Inc., Class A (a)	1,718,186
7,600	Aspen Technology, Inc. (a)	777,100
24,207	Avalara, Inc. (a)	2,163,380
34,327	Blackline, Inc. (a)	2,085,022
137,684	Cloudera, Inc. (a)	1,140,024
79,822	Dropbox, Inc., Class A (a)	1,677,858
12,943	Elastic N.V. (a)	830,164
13,433	Envestnet, Inc. (a)	839,831
16,981	Everbridge, Inc. (a)	1,891,344
23,620	Five9, Inc. (a)	2,188,865
8,137	HubSpot, Inc. (a)	1,372,142
14,478	j2 Global, Inc.	1,167,506
7,250	Manhattan Associates, Inc. (a)	514,315
30,697	Mimecast Ltd. (a)	1,255,507
7,811	New Relic, Inc. (a)	419,373
86,100	Nuance Communications, Inc. (a)	1,739,220
12,268	Paylocity Holding Corp. (a)	1,405,054
15,211	Pegasystems, Inc.	1,271,944
10,562	Proofpoint, Inc. (a)	1,285,712
11,801	PTC, Inc. (a)	817,219
12,233	Q2 Holdings, Inc. (a)	975,215
20,759	Qualys, Inc. (a)	2,188,829
25,006	Rapid7, Inc. (a)	1,139,023
27,296	RealPage, Inc. (a)	1,760,319
43,508	Smartsheet, Inc., Class A (a)	2,293,742
69,150	SolarWinds Corp. (a)	1,174,167
25,200	Verint Systems, Inc. (a)	1,077,048
16,927	Zendesk, Inc. (a)	1,301,348
29,674	Zscaler, Inc. (a)	1,990,532
		41,279,605

	Specialty Retail — 1.6%
26,226	Carvana Co. (a) (b)	2,100,965
5,132	Five Below, Inc. (a)	462,701
22,512	Floor & Decor Holdings, Inc., Class A (a)	954,509
7,189	RH (a)	1,033,634
		4,551,809

	Technology Hardware, Storage & Peripherals — 0.3%
58,730	Pure Storage, Inc., Class A (a)	845,712

	Textiles, Apparel & Luxury Goods — 0.9%
10,353	Columbia Sportswear Co.	754,630
10,783	Deckers Outdoor Corp. (a)	1,604,079
		2,358,709

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 0.2%
27,891	Radian Group, Inc.	$417,807

	Trading Companies & Distributors — 1.1%
25,407	HD Supply Holdings, Inc. (a)	754,080
24,531	SiteOne Landscape Supply, Inc. (a)	2,174,182
		2,928,262

	Water Utilities — 0.5%
17,676	American States Water Co.	1,402,944
	Total Common Stocks — 99.8%	277,339,307
	(Cost $249,011,798)

	Money Market Funds — 1.1%
3,013,957	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	3,013,957
	(Cost $3,013,957)

	Total Investments — 100.9%	280,353,264
	(Cost $252,025,755) (e)
	Net Other Assets and Liabilities — (0.9)%	(2,524,612)
	Net Assets — 100.0%	$277,828,652

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,800,762 and the total value of the collateral held by the Fund is $3,013,957.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,843,461 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,515,952. The net unrealized appreciation was $28,327,509.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$277,339,307	$—	$—
Money Market Funds	3,013,957	—	—
Total Investments	$280,353,264	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.3%
6,983	AAR Corp.	$136,727

	Air Freight & Logistics — 0.5%
4,610	Air Transport Services Group, Inc. (a)	93,306
816	Forward Air Corp.	42,106
1,853	Hub Group, Inc., Class A (a)	89,148
		224,560

	Airlines — 0.7%
20,178	Hawaiian Holdings, Inc.	290,563

	Auto Components — 1.7%
11,451	American Axle & Manufacturing Holdings, Inc. (a)	49,468
12,924	Cooper Tire & Rubber Co.	273,860
26,973	Dana, Inc.	310,189
748	Dorman Products, Inc. (a)	47,184
994	Standard Motor Products, Inc.	40,446
		721,147

	Banks — 8.2%
2,598	1st Source Corp.	90,229
2,550	Banner Corp.	97,997
8,345	Berkshire Hills Bancorp, Inc.	142,199
11,785	Boston Private Financial Holdings, Inc.	89,566
3,665	Brookline Bancorp, Inc.	37,420
25,729	Cadence BanCorp	170,326
4,105	Eagle Bancorp, Inc.	144,003
4,273	FB Financial Corp.	95,459
5,373	First Bancorp	142,868
23,310	First BanCorp	135,897
4,925	First Busey Corp.	90,719
9,219	First Commonwealth Financial Corp.	87,765
8,317	First Financial Bancorp	127,915
1,433	First Interstate BancSystem, Inc., Class A	48,435
3,181	First Merchants Corp.	90,054
6,367	First Midwest Bancorp, Inc.	94,104
3,598	Fulton Financial Corp.	42,061
6,055	Great Western Bancorp, Inc.	113,834
4,106	Heartland Financial USA, Inc.	139,481
2,067	Heritage Financial Corp.	41,443
8,202	Hilltop Holdings, Inc.	158,299
15,086	Hope Bancorp, Inc.	150,106
7,117	Independent Bank Group, Inc.	215,716
3,135	International Bancshares Corp.	90,884
2,598	OceanFirst Financial Corp.	43,776
3,697	OFG Bancorp	46,508
6,582	Pacific Premier Bancorp, Inc.	140,526
5,678	Renasant Corp.	148,934
1,513	S&T Bancorp, Inc.	40,412
4,579	Simmons First National Corp., Class A	85,627

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
4,658	TowneBank	$94,092
1,386	TriCo Bancshares	41,746
1,774	Trustmark Corp.	47,206
3,555	WesBanco, Inc.	87,737
		3,413,344

	Beverages — 0.1%
969	National Beverage Corp. (a) (b)	48,673

	Biotechnology — 0.1%
804	Enanta Pharmaceuticals, Inc. (a)	37,282

	Building Products — 1.6%
963	Gibraltar Industries, Inc. (a)	44,587
6,661	Griffon Corp.	109,307
5,985	Patrick Industries, Inc.	246,702
14,781	PGT Innovations, Inc. (a)	152,835
25,622	Resideo Technologies, Inc. (a)	131,441
		684,872

	Capital Markets — 1.5%
16,403	BGC Partners, Inc., Class A	50,767
10,291	Blucora, Inc. (a)	144,794
1,140	INTL. FCStone, Inc. (a)	45,555
1,471	Moelis & Co., Class A	43,939
2,452	Piper Sandler Cos.	132,187
14,809	Waddell & Reed Financial, Inc., Class A	215,471
		632,713

	Chemicals — 3.2%
3,226	Cabot Corp.	109,329
4,440	H.B. Fuller Co.	163,348
16,050	Livent Corp. (a)	99,510
4,648	Minerals Technologies, Inc.	204,698
10,626	Olin Corp.	141,857
22,591	Orion Engineered Carbons S.A.	205,804
2,179	PolyOne Corp.	50,749
11,377	PQ Group Holdings, Inc. (a)	133,338
467	Stepan Co.	44,552
9,306	Trinseo S.A.	190,308
		1,343,493

	Commercial Services & Supplies — 3.5%
7,619	BrightView Holdings, Inc. (a)	97,676
5,931	Harsco Corp. (a)	59,191
7,591	Herman Miller, Inc.	171,101
4,923	HNI Corp.	119,826
22,292	Interface, Inc.	205,978
10,334	KAR Auction Services, Inc.	154,803
16,330	Knoll, Inc.	190,408
4,061	SP Plus Corp. (a)	85,647
17,074	Steelcase, Inc., Class A	186,960
1,360	US Ecology, Inc.	44,581

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
5,841	Viad Corp.	$140,009
		1,456,180

	Communications Equipment — 0.1%
1,293	EchoStar Corp., Class A (a)	40,794

	Construction & Engineering — 1.3%
2,120	Arcosa, Inc.	79,012
2,305	Comfort Systems USA, Inc.	76,757
6,570	Dycom Industries, Inc. (a)	214,182
10,599	Primoris Services Corp.	165,450
		535,401

	Construction Materials — 0.2%
5,618	Summit Materials, Inc., Class A (a)	84,888

	Consumer Finance — 0.7%
7,208	Encore Capital Group, Inc. (a)	187,264
1,628	Green Dot Corp., Class A (a)	49,654
1,491	PRA Group, Inc. (a)	41,360
		278,278

	Containers & Packaging — 0.3%
3,989	Greif, Inc., Class A	135,187

	Diversified Consumer Services — 1.0%
3,145	Adtalem Global Education, Inc. (a)	99,917
617	Graham Holdings Co., Class B	240,636
8,017	Laureate Education, Inc., Class A (a)	75,921
		416,474

	Electrical Equipment — 0.8%
5,993	AZZ, Inc.	188,120
2,007	Encore Wire Corp.	91,881
4,093	Sunrun, Inc. (a)	57,425
		337,426

	Electronic Equipment, Instruments & Components — 2.7%
2,068	Benchmark Electronics, Inc.	42,725
1,661	CTS Corp.	38,469
1,346	ePlus, Inc. (a)	95,229
2,000	Insight Enterprises, Inc. (a)	108,580
6,376	Methode Electronics, Inc.	191,408
5,512	MTS Systems Corp.	117,240
2,045	PC Connection, Inc.	93,968
1,544	Plexus Corp. (a)	96,793
3,089	Sanmina Corp. (a)	85,658
11,993	TTM Technologies, Inc. (a)	138,999
5,848	Vishay Intertechnology, Inc.	97,018
		1,106,087

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 5.6%
36,636	Apergy Corp. (a) (b)	$337,418
56,026	Archrock, Inc.	269,485
16,298	Core Laboratories N.V.	319,604
128,449	Helix Energy Solutions Group, Inc. (a)	326,260
144,039	NexTier Oilfield Solutions, Inc. (a)	334,170
71,713	Patterson-UTI Energy, Inc.	264,621
84,263	ProPetro Holding Corp. (a)	357,275
40,904	RPC, Inc. (b)	139,483
		2,348,316

	Equity Real Estate Investment Trusts — 5.6%
15,087	CoreCivic, Inc.	197,941
41,468	DiamondRock Hospitality Co.	258,346
34,162	Diversified Healthcare Trust	106,244
4,613	Empire State Realty Trust, Inc., Class A	38,565
10,198	GEO Group (The), Inc.	129,311
19,855	iStar, Inc.	198,947
27,287	RLJ Lodging Trust	253,496
34,935	RPT Realty	238,257
32,346	SITE Centers Corp.	196,017
49,919	Summit Hotel Properties, Inc.	302,509
33,705	Tanger Factory Outlet Centers, Inc. (b)	253,461
16,362	Xenia Hotels & Resorts, Inc.	158,711
		2,331,805

	Food & Staples Retailing — 1.0%
12,315	Chefs’ Warehouse (The), Inc. (a)	173,395
787	PriceSmart, Inc.	50,006
2,224	Sprouts Farmers Market, Inc. (a)	46,215
2,977	Weis Markets, Inc.	148,939
		418,555

	Food Products — 0.4%
2,285	B&G Foods, Inc. (b)	44,375
3,052	Fresh Del Monte Produce, Inc.	87,012
3,878	Hostess Brands, Inc. (a)	46,614
		178,001

	Health Care Providers & Services — 0.5%
2,578	Magellan Health, Inc. (a)	156,562
576	National HealthCare Corp.	39,381
		195,943

	Hotels, Restaurants & Leisure — 2.3%
17,368	Bloomin’ Brands, Inc.	209,284
9,867	Cheesecake Factory (The), Inc.	219,936
9,481	Dave & Buster’s Entertainment, Inc. (b)	138,802

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
7,864	Hilton Grand Vacations, Inc. (a)	$161,998
96,300	Playa Hotels & Resorts N.V. (a)	237,861
		967,881

	Household Durables — 4.8%
14,518	Century Communities, Inc. (a)	310,975
2,060	iRobot Corp. (a) (b)	125,578
4,100	La-Z-Boy, Inc.	96,145
9,080	M.D.C. Holdings, Inc.	265,590
12,744	M/I Homes, Inc. (a)	324,462
5,770	Meritage Homes Corp. (a)	303,271
19,151	Taylor Morrison Home Corp. (a)	278,647
24,020	TRI Pointe Group, Inc. (a)	275,750
		1,980,418

	Household Products — 0.1%
1,617	Central Garden & Pet Co., Class A (a)	49,173

	Industrial Conglomerates — 0.1%
1,947	Raven Industries, Inc.	43,360

	Insurance — 3.7%
6,596	American Equity Investment Life Holding Co.	138,648
17,002	CNO Financial Group, Inc.	239,048
2,080	Employers Holdings, Inc.	63,170
1,805	FBL Financial Group, Inc., Class A	70,539
2,303	Horace Mann Educators Corp.	80,974
3,045	Mercury General Corp.	124,723
10,183	National General Holdings Corp.	193,783
980	National Western Life Group, Inc., Class A	188,875
490	Safety Insurance Group, Inc.	41,219
6,319	Stewart Information Services Corp.	201,323
28,429	Third Point Reinsurance Ltd. (a)	211,512
		1,553,814

	IT Services — 0.2%
3,107	Sykes Enterprises, Inc. (a)	88,953

	Machinery — 3.4%
9,636	Altra Industrial Motion Corp.	268,941
2,908	Chart Industries, Inc. (a)	103,874
1,044	EnPro Industries, Inc.	47,345
1,324	Gorman-Rupp (The) Co.	39,058
2,163	Hillenbrand, Inc.	45,315
12,719	Meritor, Inc. (a)	260,739
3,520	Mueller Industries, Inc.	91,168
10,520	Mueller Water Products, Inc., Class A	99,835
1,719	Standex International Corp.	85,675
2,879	Terex Corp.	43,732
5,368	TriMas Corp. (a)	127,973
7,717	Trinity Industries, Inc.	148,861

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
8,058	Welbilt, Inc. (a)	$39,726
		1,402,242

	Marine — 0.1%
1,350	Matson, Inc.	40,824

	Media — 2.0%
6,932	AMC Networks, Inc., Class A (a)	165,328
28,818	iHeartMedia, Inc., Class A (a)	202,302
2,248	John Wiley & Sons, Inc., Class A	84,413
17,239	Meredith Corp.	255,654
7,712	Sinclair Broadcast Group, Inc., Class A	136,117
		843,814

	Metals & Mining — 3.2%
24,783	Allegheny Technologies, Inc. (a)	186,120
10,803	Carpenter Technology Corp.	239,502
31,395	Cleveland-Cliffs, Inc. (b)	137,510
13,341	Commercial Metals Co.	212,656
22,712	Hecla Mining Co.	59,733
597	Kaiser Aluminum Corp.	43,121
3,542	Materion Corp.	183,263
19,836	Warrior Met Coal, Inc.	248,942
1,575	Worthington Industries, Inc.	41,643
		1,352,490

	Mortgage Real Estate Investment Trusts — 1.1%
61,776	Invesco Mortgage Capital, Inc. (b)	187,799
35,554	Ladder Capital Corp.	282,654
		470,453

	Multiline Retail — 1.2%
14,814	Big Lots, Inc.	347,388
5,701	Dillard’s, Inc., Class A (b)	168,066
		515,454

	Oil, Gas & Consumable Fuels — 12.8%
384,480	Callon Petroleum Co. (a)	361,296
800,975	Centennial Resource Development, Inc., Class A (a)	945,150
6,098	Chesapeake Energy Corp. (a) (b)	106,715
31,678	CNX Resources Corp. (a)	335,787
13,367	Delek US Holdings, Inc.	312,119
17,540	EQT Corp.	255,909
52,664	Magnolia Oil & Gas Corp., Class A (a)	340,736
84,942	Matador Resources Co. (a) (b)	597,992
23,736	Par Pacific Holdings, Inc. (a)	230,714
27,138	PDC Energy, Inc. (a)	352,523
10,261	Renewable Energy Group, Inc. (a)	254,575
172,669	SM Energy Co. (b)	699,309
36,636	Talos Energy, Inc. (a)	417,284

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
4,925	World Fuel Services Corp.	$123,125
		5,333,234

	Paper & Forest Products — 1.5%
5,215	Boise Cascade Co.	163,073
9,735	Domtar Corp.	227,410
1,954	Neenah, Inc.	95,472
4,458	Schweitzer-Mauduit International, Inc.	143,637
		629,592

	Personal Products — 0.7%
7,713	Nu Skin Enterprises, Inc., Class A	225,297
716	USANA Health Sciences, Inc. (a)	63,881
		289,178

	Pharmaceuticals — 0.4%
6,893	Supernus Pharmaceuticals, Inc. (a)	161,296

	Professional Services — 0.5%
602	ICF International, Inc.	44,271
5,099	Korn Ferry	147,004
		191,275

	Real Estate Management & Development — 0.7%
1,525	Marcus & Millichap, Inc. (a)	44,301
55,988	Realogy Holdings Corp.	242,988
		287,289

	Road & Rail — 2.1%
8,922	Avis Budget Group, Inc. (a) (b)	147,035
4,538	Heartland Express, Inc.	88,899
27,269	Hertz Global Holdings, Inc. (a) (b)	110,167
6,043	Marten Transport Ltd.	135,484
6,374	Ryder System, Inc.	225,640
2,137	Schneider National, Inc., Class B	46,822
3,420	Werner Enterprises, Inc.	137,210
		891,257

	Semiconductors & Semiconductor Equipment — 0.5%
21,634	Amkor Technology, Inc. (a)	213,744

	Software — 0.7%
13,877	Ebix, Inc.	290,446

	Specialty Retail — 7.4%
18,540	Abercrombie & Fitch Co., Class A	196,153
21,198	American Eagle Outfitters, Inc.	168,524
2,245	Asbury Automotive Group, Inc. (a)	151,537
10,770	Children’s Place (The), Inc. (b)	318,361
42,300	Designer Brands, Inc., Class A	268,605
4,760	Group 1 Automotive, Inc.	269,368
31,116	Guess?, Inc.	290,935

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
944	Monro, Inc.	$52,383
128,449	Office Depot, Inc.	285,157
20,857	Sally Beauty Holdings, Inc. (a)	202,521
32,660	Signet Jewelers Ltd. (b)	328,560
15,863	Sonic Automotive, Inc., Class A	339,944
11,835	Urban Outfitters, Inc. (a)	205,219
		3,077,267

	Technology Hardware, Storage & Peripherals — 0.2%
3,960	Super Micro Computer, Inc. (a)	90,684

	Textiles, Apparel & Luxury Goods — 1.2%
27,358	G-III Apparel Group Ltd. (a)	309,966
4,648	Oxford Industries, Inc.	194,844
		504,810

	Thrifts & Mortgage Finance — 1.1%
4,648	Axos Financial, Inc. (a)	107,136
6,552	Provident Financial Services, Inc.	94,021
4,185	Walker & Dunlop, Inc.	160,830
3,381	WSFS Financial Corp.	98,658
		460,645

	Tobacco — 0.3%
2,805	Universal Corp.	135,678

	Trading Companies & Distributors — 4.9%
1,843	Applied Industrial Technologies, Inc.	96,555
7,498	Beacon Roofing Supply, Inc. (a)	164,956
1,982	GATX Corp.	117,533
10,714	GMS, Inc. (a)	196,923
11,480	H&E Equipment Services, Inc.	186,665
8,237	Herc Holdings, Inc. (a)	232,530
2,190	Kaman Corp.	84,884
39,560	MRC Global, Inc. (a)	212,042
5,280	Rush Enterprises, Inc., Class A	198,000
2,331	Systemax, Inc.	46,294
8,143	Triton International Ltd.	252,270
9,219	WESCO International, Inc. (a)	238,495
		2,027,147

	Wireless Telecommunication Services — 1.0%
12,569	Telephone and Data Systems, Inc.	246,604
5,754	United States Cellular Corp. (a)	183,150
		429,754

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.8%	$41,718,881
	(Cost $46,653,796)

	Money Market Funds — 8.3%
3,446,716	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	3,446,716
	(Cost $3,446,716)

	Total Investments — 108.1%	45,165,597
	(Cost $50,100,512) (e)
	Net Other Assets and Liabilities — (8.1)%	(3,376,054)
	Net Assets — 100.0%	$41,789,543

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,324,336 and the total value of the collateral held by the Fund is $3,446,716.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,670,294 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,605,209. The net unrealized depreciation was $4,934,915.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$41,718,881	$—	$—
Money Market Funds	3,446,716	—	—
Total Investments	$45,165,597	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.0%
28,849	Kratos Defense & Security Solutions, Inc. (a)	$433,312
63,506	Maxar Technologies, Inc.	800,811
		1,234,123

	Airlines — 0.1%
1,623	Allegiant Travel Co.	127,373

	Auto Components — 0.6%
6,459	Fox Factory Holding Corp. (a)	329,474
4,059	LCI Industries	351,996
		681,470

	Automobiles — 0.5%
14,357	Winnebago Industries, Inc.	637,020

	Banks — 6.3%
6,077	Atlantic Union Bankshares Corp.	145,058
3,988	BancFirst Corp.	153,578
8,155	City Holding Co.	551,196
20,186	ConnectOne Bancorp, Inc.	301,579
9,721	Enterprise Financial Services Corp.	298,824
19,766	German American Bancorp, Inc.	587,643
6,202	Independent Bank Corp.	452,064
10,864	Lakeland Financial Corp.	459,873
11,352	National Bank Holdings Corp., Class A	301,736
8,021	Preferred Bank	306,001
11,983	Sandy Spring Bancorp, Inc.	305,567
14,817	Seacoast Banking Corp. of Florida (a)	332,938
18,506	ServisFirst Bancshares, Inc.	657,333
6,799	South State Corp.	393,254
13,138	Southside Bancshares, Inc.	399,527
7,557	Tompkins Financial Corp.	510,173
20,869	Triumph Bancorp, Inc. (a)	578,280
14,817	United Community Banks, Inc.	313,305
9,527	Veritex Holdings, Inc.	167,294
6,792	Westamerica Bancorporation	427,896
		7,643,119

	Biotechnology — 9.9%
22,486	Alector, Inc. (a)	555,854
58,722	Amicus Therapeutics, Inc. (a)	693,507
16,148	Arena Pharmaceuticals, Inc. (a)	790,768
24,855	CareDx, Inc. (a)	630,820
13,504	ChemoCentryx, Inc. (a)	715,847
15,493	Denali Therapeutics, Inc. (a)	338,677
36,921	Dicerna Pharmaceuticals, Inc. (a)	727,344
6,711	Editas Medicine, Inc. (a) (b)	155,158
17,492	Epizyme, Inc. (a)	287,918
30,538	Fate Therapeutics, Inc. (a)	836,131
37,701	Halozyme Therapeutics, Inc. (a)	854,116
11,336	Heron Therapeutics, Inc. (a)	161,651
16,924	Insmed, Inc. (a)	389,252

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
19,846	Invitae Corp. (a)	$328,451
67,219	Ironwood Pharmaceuticals, Inc. (a)	672,190
35,307	Karyopharm Therapeutics, Inc. (a)	778,519
13,372	Natera, Inc. (a)	495,299
9,138	Principia Biopharma, Inc. (a)	568,201
4,110	REGENXBIO, Inc. (a)	163,660
40,576	TG Therapeutics, Inc. (a)	477,174
2,805	uniQure N.V. (a)	178,510
22,319	Veracyte, Inc. (a)	601,943
22,699	Xencor, Inc. (a)	663,492
		12,064,482

	Building Products — 1.9%
14,037	AAON, Inc.	668,723
2,921	American Woodmark Corp. (a)	150,169
118,990	Cornerstone Building Brands, Inc. (a)	634,217
10,459	CSW Industrials, Inc.	692,804
13,678	JELD-WEN Holding, Inc. (a)	173,710
		2,319,623

	Capital Markets — 2.5%
12,624	Artisan Partners Asset Management, Inc., Class A	371,651
29,475	Focus Financial Partners, Inc., Class A (a)	703,273
7,219	Hamilton Lane, Inc., Class A	468,152
13,013	Houlihan Lokey, Inc.	772,712
15,631	PJT Partners, Inc., Class A	760,292
		3,076,080

	Chemicals — 0.5%
3,781	Ingevity Corp. (a)	196,310
5,745	Innospec, Inc.	416,627
		612,937

	Commercial Services & Supplies — 1.3%
11,137	ABM Industries, Inc.	384,115
13,892	Casella Waste Systems, Inc., Class A (a)	644,311
5,133	Deluxe Corp.	144,597
7,622	McGrath RentCorp	415,780
		1,588,803

	Communications Equipment — 1.3%
59,560	CommScope Holding Co., Inc. (a)	655,755
127,970	Infinera Corp. (a)	788,935
13,230	Plantronics, Inc.	186,808
		1,631,498

	Construction & Engineering — 0.4%
39,414	WillScot Corp. (a)	459,173

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 0.5%
11,949	Nelnet, Inc., Class A	$575,344

	Diversified Consumer Services — 0.4%
25,144	Perdoceo Education Corp. (a)	326,872
7,870	WW International, Inc. (a)	200,764
		527,636

	Diversified Telecommunication Services — 0.9%
8,063	Bandwidth, Inc., Class A (a)	657,618
55,224	Vonage Holdings Corp. (a)	461,673
		1,119,291

	Electrical Equipment — 2.1%
12,876	Atkore International Group, Inc. (a)	313,402
191,594	Plug Power, Inc. (a) (b)	801,821
15,227	Vicor Corp. (a)	809,620
91,366	Vivint Solar, Inc. (a) (b)	579,260
		2,504,103

	Electronic Equipment, Instruments & Components — 1.7%
7,449	Badger Meter, Inc.	439,714
7,520	Belden, Inc.	257,109
12,194	FARO Technologies, Inc. (a)	669,329
20,276	Knowles Corp. (a)	315,292
5,793	OSI Systems, Inc. (a)	419,297
		2,100,741

	Equity Real Estate Investment Trusts — 5.9%
983	Alexander’s, Inc.	309,901
12,409	Armada Hoffler Properties, Inc.	119,250
10,430	Community Healthcare Trust, Inc.	387,996
27,526	Easterly Government Properties, Inc.	740,725
7,113	Four Corners Property Trust, Inc.	159,260
5,606	Getty Realty Corp.	152,259
9,931	Global Net Lease, Inc.	142,907
14,887	Independence Realty Trust, Inc.	149,912
30,935	Industrial Logistics Properties Trust	578,175
7,146	Innovative Industrial Properties, Inc.	560,675
4,307	LTC Properties, Inc.	153,329
8,719	Mack-Cali Realty Corp.	141,161
33,134	Monmouth Real Estate Investment Corp.	450,291
22,914	National Storage Affiliates Trust	652,591
5,417	NexPoint Residential Trust, Inc.	162,889
24,890	Office Properties Income Trust	681,986
8,581	Safehold, Inc.	495,639
44,991	Uniti Group, Inc.	317,636
5,383	Universal Health Realty Income Trust	575,766

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
11,366	Washington Real Estate Investment Trust	$265,055
		7,197,403

	Food Products — 0.9%
10,619	Freshpet, Inc. (a)	800,779
14,086	Simply Good Foods (The) Co. (a)	265,521
		1,066,300

	Gas Utilities — 0.3%
6,465	Northwest Natural Holding Co.	420,871

	Health Care Equipment & Supplies — 5.2%
20,192	AtriCure, Inc. (a)	870,679
417	Atrion Corp.	263,473
26,692	Axonics Modulation Technologies, Inc. (a) (b)	859,749
11,339	Cardiovascular Systems, Inc. (a)	476,238
7,866	CryoLife, Inc. (a)	175,648
8,337	iRhythm Technologies, Inc. (a)	880,720
1,766	Mesa Laboratories, Inc.	420,308
11,729	Natus Medical, Inc. (a)	293,108
20,441	Shockwave Medical, Inc. (a)	820,093
21,024	STAAR Surgical Co. (a)	805,640
9,942	Tactile Systems Technology, Inc. (a)	513,206
		6,378,862

	Health Care Providers & Services — 4.0%
8,026	Addus HomeCare Corp. (a)	650,267
10,367	BioTelemetry, Inc. (a)	484,243
4,977	CorVel Corp. (a)	262,238
14,427	Ensign Group (The), Inc.	539,714
25,627	Hanger, Inc. (a)	470,512
5,965	National Research Corp.	307,734
16,583	Premier, Inc., Class A (a)	549,892
74,614	R1 RCM, Inc. (a)	770,016
37,989	RadNet, Inc. (a)	536,405
21,159	Tivity Health, Inc. (a) (b)	189,796
1,929	US Physical Therapy, Inc.	145,639
		4,906,456

	Health Care Technology — 2.3%
15,800	HMS Holdings Corp. (a)	453,065
40,710	Inovalon Holdings, Inc., Class A (a)	712,425
11,251	Inspire Medical Systems, Inc. (a)	806,247
12,971	Tabula Rasa HealthCare, Inc. (a)	821,583
		2,793,320

	Hotels, Restaurants & Leisure — 2.6%
4,640	Dine Brands Global, Inc.	205,970
3,797	Jack in the Box, Inc.	228,959

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,741	Monarch Casino & Resort, Inc. (a)	$158,065
12,709	Papa John’s International, Inc.	914,031
12,077	SeaWorld Entertainment, Inc. (a)	177,411
3,526	Shake Shack, Inc., Class A (a)	192,202
20,853	Twin River Worldwide Holdings, Inc.	329,060
8,510	Wingstop, Inc.	997,968
		3,203,666

	Household Durables — 1.6%
3,744	Cavco Industries, Inc. (a)	579,122
10,014	Installed Building Products, Inc. (a)	493,790
6,008	LGI Homes, Inc. (a)	363,965
8,488	Skyline Champion Corp. (a)	167,299
31,992	Sonos, Inc. (a)	326,958
		1,931,134

	Household Products — 0.5%
3,377	WD-40 Co.	588,544

	Independent Power and Renewable Electricity Producers — 0.6%
36,077	Clearway Energy, Inc., Class C	722,622

	Insurance — 2.3%
21,985	Ambac Financial Group, Inc. (a)	378,142
8,416	AMERISAFE, Inc.	535,847
4,816	eHealth, Inc. (a)	513,867
6,489	Kinsale Capital Group, Inc.	704,835
20,845	Trupanion, Inc. (a)	623,474
		2,756,165

	Internet & Direct Marketing Retail — 1.0%
61,426	Quotient Technology, Inc. (a)	441,039
12,415	Shutterstock, Inc.	471,770
21,362	Stitch Fix, Inc., Class A (a) (b)	342,860
		1,255,669

	IT Services — 4.6%
16,206	CSG Systems International, Inc.	787,288
11,936	EVERTEC, Inc.	302,458
10,428	ExlService Holdings, Inc. (a)	643,720
9,334	ManTech International Corp., Class A	695,943
29,489	NIC, Inc.	714,519
14,739	Perficient, Inc. (a)	513,359
27,670	Switch, Inc., Class A	475,094
18,470	TTEC Holdings, Inc.	719,961
37,997	Verra Mobility Corp. (a)	340,453
14,058	Virtusa Corp. (a)	463,914
		5,656,709

	Leisure Products — 1.6%
26,370	Acushnet Holdings Corp.	722,538

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
26,545	Callaway Golf Co.	$380,124
23,558	Malibu Boats, Inc., Class A (a)	809,924
		1,912,586

	Life Sciences Tools & Services — 0.7%
11,925	Codexis, Inc. (a)	138,449
22,561	NanoString Technologies, Inc. (a)	716,538
		854,987

	Machinery — 4.5%
6,112	Alamo Group, Inc.	601,665
2,806	Albany International Corp., Class A	143,499
11,244	Douglas Dynamics, Inc.	415,578
8,022	Enerpac Tool Group Corp.	136,855
7,148	ESCO Technologies, Inc.	545,393
24,201	Evoqua Water Technologies Corp. (a)	388,426
24,862	Federal Signal Corp.	669,534
11,513	Franklin Electric Co., Inc.	584,861
14,309	Helios Technologies, Inc.	508,971
7,269	Kadant, Inc.	611,250
12,232	SPX Corp. (a)	466,406
6,890	Tennant Co.	407,681
		5,480,119

	Media — 0.8%
15,521	Cardlytics, Inc. (a)	697,669
25,261	Gray Television, Inc. (a)	293,280
		990,949

	Metals & Mining — 0.4%
41,461	Coeur Mining, Inc. (a)	174,551
7,052	Compass Minerals International, Inc.	346,676
		521,227

	Mortgage Real Estate Investment Trusts — 0.7%
15,072	ARMOUR Residential REIT, Inc.	133,236
26,600	KKR Real Estate Finance Trust, Inc.	419,748
12,502	PennyMac Mortgage Investment Trust	130,021
26,241	Redwood Trust, Inc.	107,588
		790,593

	Multi-Utilities — 0.4%
10,371	Unitil Corp.	521,765

	Oil, Gas & Consumable Fuels — 0.2%
148,603	Kosmos Energy Ltd.	245,195

	Personal Products — 0.4%
2,865	Inter Parfums, Inc.	128,037

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
4,341	Medifast, Inc.	$329,395
		457,432

	Pharmaceuticals — 4.7%
9,859	Aerie Pharmaceuticals, Inc. (a) (b)	150,251
16,830	Arvinas, Inc. (a)	883,575
57,043	Corcept Therapeutics, Inc. (a)	722,165
146,647	Endo International PLC (a)	674,576
33,951	Innoviva, Inc. (a)	481,425
16,182	Pacira BioSciences, Inc. (a)	668,155
18,490	Prestige Consumer Healthcare, Inc. (a)	752,358
26,977	Revance Therapeutics, Inc. (a)	499,344
29,349	Theravance Biopharma, Inc. (a)	855,817
		5,687,666

	Professional Services — 0.9%
25,937	CBIZ, Inc. (a)	616,004
8,802	Huron Consulting Group, Inc. (a)	493,264
		1,109,268

	Real Estate Management & Development — 1.6%
26,212	Forestar Group, Inc. (a)	345,736
31,242	Newmark Group, Inc., Class A	121,219
43,985	Redfin Corp. (a)	929,403
32,335	St Joe (The) Co. (a)	591,731
		1,988,089

	Road & Rail — 0.7%
9,223	Saia, Inc. (a)	853,312

	Semiconductors & Semiconductor Equipment — 5.4%
8,234	Advanced Energy Industries, Inc. (a)	457,810
5,587	Ambarella, Inc. (a)	293,764
43,828	Cohu, Inc.	724,477
13,352	Diodes, Inc. (a)	679,483
33,760	FormFactor, Inc. (a)	786,608
30,448	Lattice Semiconductor Corp. (a)	685,385
21,091	MACOM Technology Solutions Holdings, Inc. (a)	646,650
35,970	Rambus, Inc. (a)	450,704
53,510	SunPower Corp. (a) (b)	393,299
11,720	Synaptics, Inc. (a)	766,371
39,318	Ultra Clean Holdings, Inc. (a)	723,058
		6,607,609

	Software — 7.2%
25,569	2U, Inc. (a)	607,264
19,574	8x8, Inc. (a)	331,975
10,261	Alarm.com Holdings, Inc. (a)	458,975
15,067	Altair Engineering, Inc., Class A (a)	497,060
6,113	Appfolio, Inc., Class A (a)	671,574

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
13,487	Appian Corp. (a) (b)	$615,951
7,402	Bottomline Technologies DE, Inc. (a)	308,145
28,437	Box, Inc., Class A (a)	458,973
5,850	LivePerson, Inc. (a)	140,049
3,381	MicroStrategy, Inc., Class A (a)	427,122
12,215	Model N, Inc. (a)	352,525
8,478	Progress Software Corp.	346,835
17,825	SailPoint Technologies Holding, Inc. (a)	331,367
11,666	SPS Commerce, Inc. (a)	647,580
20,081	SVMK, Inc. (a)	315,272
24,821	Tenable Holdings, Inc. (a)	646,835
14,887	Upland Software, Inc. (a)	470,876
6,270	Varonis Systems, Inc. (a)	420,403
8,391	Workiva, Inc. (a)	321,795
13,061	Yext, Inc. (a)	167,181
16,532	Zuora, Inc., Class A (a)	174,743
		8,712,500

	Specialty Retail — 0.6%
10,293	Boot Barn Holdings, Inc. (a)	190,009
9,707	Buckle (The), Inc. (b)	148,614
9,412	Rent-A-Center, Inc.	187,346
6,946	Sleep Number Corp. (a)	207,685
		733,654

	Textiles, Apparel & Luxury Goods — 0.6%
15,968	Crocs, Inc. (a)	387,224
10,683	Levi Strauss & Co., Class A (b)	137,704
8,756	Wolverine World Wide, Inc.	179,410
		704,338

	Thrifts & Mortgage Finance — 3.3%
37,680	Columbia Financial, Inc. (a)	533,361
13,681	Flagstar Bancorp, Inc.	354,475
15,457	Kearny Financial Corp.	143,750
24,180	Meridian Bancorp, Inc.	284,840
24,981	Meta Financial Group, Inc.	460,150
74,024	Mr. Cooper Group, Inc. (a)	709,150
11,437	NMI Holdings, Inc., Class A (a)	154,628
30,676	PennyMac Financial Services, Inc.	925,495
15,380	Washington Federal, Inc.	411,261
		3,977,110

	Tobacco — 0.4%
42,385	Vector Group Ltd.	453,519

	Trading Companies & Distributors — 0.4%
22,519	BMC Stock Holdings, Inc. (a)	478,529

	Water Utilities — 0.7%
10,783	California Water Service Group	484,373

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
6,641	Middlesex Water Co.	$400,452
		884,825
	Total Common Stocks — 99.9%	121,745,809
	(Cost $116,802,273)

	Money Market Funds — 3.1%
3,813,831	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	3,813,831
	(Cost $3,813,831)

	Total Investments — 103.0%	125,559,640
	(Cost $120,616,104) (e)
	Net Other Assets and Liabilities — (3.0)%	(3,692,119)
	Net Assets — 100.0%	$121,867,521

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,523,774 and the total value of the collateral held by the Fund is $3,813,831.
(c)	Rate shown reflects yield as of April 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,362,775 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,419,239. The net unrealized appreciation was $4,943,536.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$121,745,809	$—	$—
Money Market Funds	3,813,831	—	—
Total Investments	$125,559,640	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.8%
707	Lockheed Martin Corp.	$275,065
1,270	Raytheon Technologies Corp.	82,309
		357,374

	Automobiles — 4.4%
1,143	Tesla, Inc. (a)	893,689

	Banks — 9.1%
16,925	Bank of America Corp.	407,046
11,375	Citigroup, Inc.	552,370
2,661	JPMorgan Chase & Co.	254,817
6,953	U.S. Bancorp	253,785
12,520	Wells Fargo & Co.	363,706
		1,831,724

	Biotechnology — 7.3%
1,893	Biogen, Inc. (a)	561,899
4,806	Gilead Sciences, Inc.	403,704
2,013	Vertex Pharmaceuticals, Inc. (a)	505,666
		1,471,269

	Capital Markets — 2.8%
2,324	Goldman Sachs Group (The), Inc.	426,268
489	S&P Global, Inc.	143,218
		569,486

	Communications Equipment — 0.6%
3,048	Cisco Systems, Inc.	129,174

	Diversified Financial Services — 3.1%
3,276	Berkshire Hathaway, Inc., Class B (a)	613,791

	Diversified Telecommunication Services — 5.0%
16,435	AT&T, Inc.	500,774
8,917	Verizon Communications, Inc.	512,282
		1,013,056

	Electric Utilities — 3.6%
2,962	Duke Energy Corp.	250,763
996	NextEra Energy, Inc.	230,196
4,425	Southern (The) Co.	251,030
		731,989

	Entertainment — 4.0%
1,276	Netflix, Inc. (a)	535,728
2,480	Walt Disney (The) Co.	268,212
		803,940

	Equity Real Estate Investment Trusts — 3.3%
1,659	Crown Castle International Corp.	264,494
384	Equinix, Inc.	259,277

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,490	Prologis, Inc.	$132,953
		656,724

	Food & Staples Retailing — 5.7%
2,100	Costco Wholesale Corp.	636,300
4,217	Walmart, Inc.	512,576
		1,148,876

	Health Care Providers & Services — 10.2%
2,110	Anthem, Inc.	592,340
3,380	Cigna Corp.	661,737
6,056	CVS Health Corp.	372,747
1,441	UnitedHealth Group, Inc.	421,449
		2,048,273

	Interactive Media & Services — 0.7%
103	Alphabet, Inc., Class A (a)	138,710

	Internet & Direct Marketing Retail — 3.0%
246	Amazon.com, Inc. (a)	608,604

	IT Services — 0.7%
1,080	International Business Machines Corp.	135,605

	Machinery — 1.8%
3,097	Caterpillar, Inc.	360,429

	Media — 6.6%
1,373	Charter Communications, Inc., Class A (a)	679,951
17,419	Comcast Corp., Class A	655,477
		1,335,428

	Oil, Gas & Consumable Fuels — 6.7%
6,612	Chevron Corp.	608,304
15,772	Exxon Mobil Corp.	732,925
		1,341,229

	Pharmaceuticals — 4.2%
863	Eli Lilly and Co.	133,455
18,348	Pfizer, Inc.	703,829
		837,284

	Semiconductors & Semiconductor Equipment — 6.7%
5,267	Advanced Micro Devices, Inc. (a)	275,938
11,066	Intel Corp.	663,739
454	NVIDIA Corp.	132,695
1,770	QUALCOMM, Inc.	139,246
1,199	Texas Instruments, Inc.	139,168
		1,350,786

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software — 4.0%
1,129	Adobe, Inc. (a)	$399,260
2,278	Microsoft Corp.	408,240
		807,500

	Technology Hardware, Storage & Peripherals — 2.1%
1,413	Apple, Inc.	415,139

	Wireless Telecommunication Services — 2.5%
5,710	T-Mobile US, Inc. (a)	501,338

	Total Investments — 99.9%	20,101,417
	(Cost $19,963,172) (b)
	Net Other Assets and Liabilities — 0.1%	25,417
	Net Assets — 100.0%	$20,126,834

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,456,506 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,318,261. The net unrealized appreciation was $138,245.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$20,101,417	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ AlphaDEX® Large Cap Core Index, NASDAQ AlphaDEX® Mid Cap Core Index, NASDAQ AlphaDEX® Small Cap Core Index, NASDAQ AlphaDEX® Large Cap Value Index, NASDAQ AlphaDEX® Large Cap Growth Index, NASDAQ AlphaDEX® Multi Cap Value Index, NASDAQ AlphaDEX® Multi Cap Growth Index, NASDAQ AlphaDEX® Mid Cap Value Index,  NASDAQ AlphaDEX® Mid Cap Growth Index, NASDAQ AlphaDEX® Small Cap Value Index, NASDAQ AlphaDEX® Small Cap Growth Index, NASDAQ AlphaDEX® Mega Cap Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.